                                                  File Nos. 333-22467, 811-08073

    As filed with the Securities and Exchange Commission on May 1, 1998


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          Registration Statement Under the Securities Act of 1933            [_]
                       Pre-Effective Amendment No.                           [_]


                      Post-Effective Amendment No. 1                         [X]

                                      and

       Registration Statement Under the Investment Company Act of 1940       [_]
                               Amendment No. 2                               [X]

                       (Check appropriate box or boxes.)

                   ----------------------------------------

                       STATE FARM VARIABLE PRODUCT TRUST
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                                (309) 766-2029
            (Registrant's Exact Name, Address and Telephone Number)

                           Patricia L. Dysart, Esq.
                       State Farm Life Insurance Company
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                    (Name and Address of Agent for Service)

                                   Copy to:

                             Stephen E. Roth, Esq.

                       Sutherland, Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D. C. 20004-2415


                 Approximate Date of Proposed Public Offering:
   As soon as practicable after effectiveness of the Registration Statement.

                   ----------------------------------------



It is proposed that this filing will become effective (check appropriate box)
      [_]   immediately upon filing pursuant to paragraph (b)
      [X]   on May 1, 1998 pursuant to paragraph (b)
      [_]   60 days after filing pursuant to paragraph (a) (1)
      [_]   on (date) pursuant to paragraph (a) (1)
      [_]   75 days after filing pursuant to paragraph (a) (2)
      [_]   on (date) pursuant to paragraph (a) (2) of rule 485
If appropriate, check the following box:
      [_]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

             Title of securities being registered: Shares of beneficial interest


                   ----------------------------------------

                             CROSS REFERENCE SHEET
           Pursuant to Rule 481(a) under the Securities Act of 1933

             Showing Location of Information Required by Form N-1A
                in Part A (Prospectus) and Part B (Statement of
             Additional Information) of the Registration Statement

                   ----------------------------------------

                                                               Caption(s) in the Statement
     Item of Form N-1A      Caption(s) in the Prospectus       of Additional Information
     -----------------      ----------------------------       ---------------------------
                 PART A: INFORMATION REQUIRED IN A PROSPECTUS

1.     Cover Page                Cover page

2.     Synopsis                  N/A

3.     Condensed Financial       N/A
       Information

4.     General Description of    About the Trust
       Registrant

5.     Management of the Fund    Management of the Trust;
                                 Investment Objectives and
                                 Policies; Investment
                                 Techniques

5A.    Management's              N/A
       Discussion of Fund
       Performance

6.     Capital Stock and Other   Additional Information --
       Securities                About the Shares

7.     Purchase of Securities    Offering, Purchase and
       Being Offered             Redemption of Shares

8.     Redemption or             Offering, Purchase and
       Repurchase                Redemption of Shares

9.     Pending Legal             Additional Information --
       Proceedings               Legal Matters

    PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.    Cover Page                                                Cover Page

11.    Table of Contents                                         Table of Contents

12.    General Information and                                   N/A
       History

13.    Investment Objectives                                     Investment Techniques and
       Policies                                                  Restrictions

14.    Management of the Fund                                    Management of the Trust

15.    Control Persons and                                       Additional Information -- Shares
       Principal Holders of
       Securities

                                                                            Caption(s) in the Statement
     Item of Form N-1A              Caption(s) in the Prospectus            of Additional Information
     -----------------              ----------------------------            -------------------------

16.     Investment Advisory and                                             Management of the Trust --
        Other Services                                                      Investment Advisory Agreements;
                                                                            Additional Information -- Service
                                                                            Providers

17.     Brokerage Allocation        Portfolio Brokerage                     Portfolio Transactions and
        Other Practices                                                     Brokerage

18.     Capital Stock and Other                                             Additional Information -- Shares
        Securities

19.     Purchase, Redemption                                                Determination of Net Asset Value;
        and Pricing of Securities                                           Redemption of Shares
        Being Offered

20.     Tax Status                  Dividends, Distributions and Taxes
                                    -- Taxes

21.     Underwriters                                                        Additional Information -- Service
                                                                            Providers

22.     Calculation of                                                      Performance Information
        Performance Data

23.     Financial Statements                                                Audited Financial Statements

PART C: OTHER INFORMATION

Information to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this registration statement.

                       STATE FARM VARIABLE PRODUCT TRUST
                              ONE STATE FARM PLAZA
                        BLOOMINGTON, ILLINOIS 61710-0001
                                 (309) 766-2029


                                   PROSPECTUS
                                  MAY 1, 1998


State Farm Variable Product Trust is an investment company consisting of six separate investment portfolios or funds (the "Funds"), each of which has different investment objectives.

The MONEY MARKET FUND seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in high quality money market instruments. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. This Fund will attempt to maintain a stable net asset value of $1.00 per share, BUT THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The LARGE CAP EQUITY INDEX FUND seeks to match the performance of the Standard & Poor's-Registered Trademark- Composite Index of 500 Stocks (the "S&P 500-Registered Trademark-"). This Fund will pursue its objective by investing primarily on a capitalization-weighted basis in the securities comprising the index.


The SMALL CAP EQUITY INDEX FUND seeks to match the performance of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000"). This Fund will pursue its objective by investing primarily in a representative sample of stocks found in the index.


The INTERNATIONAL EQUITY INDEX FUND seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index (the "EAFE Free"). This Fund will pursue its objective by investing primarily in a representative sample of stocks found in the index.

The BOND FUND seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund will pursue its objective by investing primarily in high quality debt securities.

The STOCK AND BOND BALANCED FUND seeks long-term growth of capital, balanced with current income. This Fund will pursue its objective by investing primarily in the Trust's Large Cap Equity Index Fund and Bond Fund.

These Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company.


This prospectus provides vital information about the Trust. For your own benefit and protection, you should read it thoroughly before investing and keep it on hand for future reference. A Statement of Additional Information, dated May 1, 1998, containing additional information about the Trust has been filed with the Securities and Exchange Commission, and may be obtained without charge by sending a written request to the Trust at the above address or calling the telephone number shown. The SEC maintains an Internet site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, reports, and other information regarding the Trust and the Funds. The Statement of Additional Information is considered part of this prospectus, and is incorporated herein by reference.


SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN ANY OF THE FUNDS INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES & EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


Financial Highlights                                                         2
About the Trust                                                              3

Investment Objectives and Policies                                           3
  The Money Market Fund                                                      4
  The Equity Index Funds                                                     4
  The Bond Fund                                                              7
  The Stock and Bond Balanced Fund                                           8

Investment Techniques                                                        8
  Loans of Portfolio Securities                                              8
  Short-term Money Market Instruments                                        9
  Foreign Investments                                                        9
    Foreign Investments Generally                                            9
    Investments in ADRs, EDRs and GDRs                                      10
    Forward Currency Contracts                                              10
  Stock Index Futures Contracts and Options on Such Contracts               11
  Restricted Securities And Illiquid Investments                            11
  Borrowing                                                                 11
  Investments in Securities of Small Capitalization Issuers                 12
  Investments in Other Investment Companies                                 12

Performance Information                                                     12

Determination of Net Asset Value                                            12

Offering, Purchase and Redemption of Shares                                 13

Dividends, Distributions and Taxes                                          13
  Dividends and Distributions                                               13
  Taxes                                                                     13
    General Tax Information                                                 13
    Taxation of Foreign Investments                                         14
    Additional Tax Considerations                                           14

Management of the Trust                                                     14
  Board of Trustees                                                         14
  Investment Adviser                                                        15
  Investment Sub-adviser                                                    15
  The Bond Fund and the Stock and Bond Balanced Fund Managers               16
  Use of Certain Brokers                                                    16

Additional Information                                                      16
  About The Shares                                                          16
  Contract Owner Voting Rights                                              17
  Annual and Semi-annual Reports                                            17
  Service Providers                                                         17
  Preparing for Year 2000                                                   17


                                                                       1 -------

STATE FARM VARIABLE PRODUCT TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Trust's financial performance for the period of the Trust's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information is unaudited. The Trust's unaudited financial statements are included in the SAI, which is available upon request.


PER SHARE INCOME AND CAPITAL CHANGES (FOR A SHARE OUTSTANDING)
PERIOD ENDED MARCH 31, 1998


                                                                                 STOCK & BOND
                                        LARGE CAP     SMALL CAP    INTERNATIONAL   BALANCED        BOND      MONEY MARKET
                                        (1-22-98)     (1-29-98)     (1-22-98)     (1-29-98)     (1-22-98)     (1-29-98)
                                       ------------  ------------  ------------  ------------  ------------  ------------
Net asset value, inception (inception
  dates shown in parentheses)........  $      10.00  $      10.00  $      10.00  $      10.00  $      10.00   $     1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income................          0.03          0.02          0.04          0.01          0.10         0.01
Net gain or loss on securities (both
  realized and unrealized)...........          1.44          1.10          1.17          0.35         (0.08)          --
                                       ------------  ------------  ------------  ------------  ------------  ------------
Total from investment operations.....          1.47          1.12          1.21          0.36          0.02         0.01

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income)............................            --            --            --            --         (0.10)       (0.01)
Distributions (from Capital gains)...            --            --            --            --            --           --
Returns of Capital...................            --            --            --            --            --           --
                                       ------------  ------------  ------------  ------------  ------------  ------------
Total distributions                              --            --            --            --         (0.10)       (0.01)
Net asset value, end of period.......  $      11.47  $      11.12  $      11.21  $      10.36  $       9.92   $     1.00
                                       ------------  ------------  ------------  ------------  ------------  ------------
                                       ------------  ------------  ------------  ------------  ------------  ------------
TOTAL RETURN (NOT ANNUALIZED)........        14.10%        11.20%        12.10%         3.60%         0.18%        0.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period............  $ 17,740,180  $ 33,617,109  $ 60,777,296  $     28,147  $ 10,080,949   $10,093,100
Ratio of expenses to average
  net assets (a).....................         0.36%         0.50%         0.74%         0.00%         0.60%        0.50%
Ratio of expenses to average net
  assets, absent expense limitation
  (a)................................         0.49%         0.59%         1.07%       107.34%         0.85%        0.77%
Ratio of net investment income to
  average net assets (a).............         1.60%         1.30%         1.80%         2.00%         5.14%        5.05%
Portfolio turnover rate (a)..........         3.08%         9.68%         1.27%        41.12%        86.80%          N/A
Number of shares outstanding at end
  of period..........................     1,546,366     3,023,970     5,423,366         2,717     1,016,225   10,093,100
Average commission rate paid per
  share on stock transactions          $     0.0239  $     0.0300  $     0.0257           N/A           N/A          N/A


------------------------

(a) Determined on an annualized basis.

---------
       2

STATE FARM VARIABLE PRODUCT TRUST

ABOUT THE TRUST

State Farm Variable Product Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on February 21, 1997. The Trust consists of six separate investment portfolios (the "Funds" or a "Fund"), each of which is, in effect, a separate mutual fund. The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. By investing in a Fund, you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, you share pro-rata in any losses of that Fund.

Pursuant to investment advisory agreements and subject to the authority of the Trust's Board of Trustees, State Farm Investment Management Corp. ("SFIM") serves as the Trust's investment adviser and conducts the business and affairs of the Trust. SFIM has engaged Barclays Global Fund Advisors ("BGFA") as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds. (The term "investment adviser" in this prospectus may mean either SFIM or BGFA, as appropriate.)

The Trust currently offers the shares of each Fund to separate accounts of State Farm Life Insurance Company as funding vehicles for certain variable annuity and life insurance contracts (the "Contracts") issued by State Farm Life Insurance Company through such separate accounts. The Trust also intends to offer shares of each Fund to separate accounts of State Farm Life and Accident Assurance Company as funding vehicles for certain variable annuity and life insurance contracts issued by State Farm Life and Accident Assurance Company through such separate accounts. (State Farm Life Insurance Company and State Farm Life and Accident Assurance Company are collectively referred to herein as "State Farm"; the variable annuity and variable life insurance contracts issued by State Farm are collectively referred to herein as the "Contracts"; and the State Farm separate accounts are collectively referred to as the "Accounts"). The Trust does not offer its shares directly to the general public. The Accounts, like the Trust, are registered as investment companies with the SEC and separate prospectuses, one of which accompanies this prospectus, describe each Account and the Contract being offered through that Account. The Trust may, in the future, offer its shares to other registered and unregistered separate accounts of State Farm and its affiliates supporting other variable annuity or variable life insurance contracts and, subject to obtaining required regulatory approvals, to qualified pension and retirement plans.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund has one or more investment objectives and related investment policies and uses various investment techniques to pursue these objectives and policies. THERE CAN BE NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR OBJECTIVES. You should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions. The Bond Fund and Stock and Bond Balanced Fund are also subject to the risk inherent in the ability of the Fund's investment adviser to make changes in the composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds.

In addition to these general risks, the different types of securities, investments, and investment techniques used by each Fund all have attendant risks of varying degrees. With respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt instruments, there exists the risk that the issuer of the security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing current interest rates. Moreover, foreign investments and investments in small capitalization issuers entail special additional risks. For a more detailed explanation of the risks associated with and a definition of "foreign investments," see "Foreign Investments" in this prospectus and the statement of additional information ("SAI").

Certain types of investments and investment techniques common to one or more Funds are described in greater detail, including the risks of each, under "Investment Techniques" in this prospectus and in the SAI.

The investment objective or objectives of each Fund are fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the series related to that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions as well as the investment policies and techniques of each Fund are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These investment objectives, restrictions, policies and techniques are described below and in more detail in the SAI.

                                                                       3 -------

THE MONEY MARKET FUND

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in the following high quality money market instruments:

    1. U.S. Government securities (as defined in the SAI) and related custody receipts;

    2. obligations issued or guaranteed by U.S. banks (including certificates of deposit, bank notes, loan participation interests, commercial paper, unsecured promissory notes, time deposits, and bankers' acceptances) that have more than $1 billion in total assets at the time of purchase as well as debt obligations of U.S. subsidiaries of such banks and certificates of deposit and promissory notes issued by Canadian affiliates of such banks, provided that such obligations are guaranteed as to principal and interest by such banks;

    3. commercial paper (unsecured promissory notes including variable amount master demand notes) issued or guaranteed by U.S. corporations or other entities that are, at the time of purchase, rated in the two highest rating categories for short-term debt obligations of at least one nationally recognized statistical rating organization ("NRSRO");

    4. asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables);

    5. other short-term obligations issued or guaranteed by U.S. corporations, state and municipal governments or other entities;

    6. unrated notes, paper, obligations or other instruments that SFIM determines to be of comparable high quality; and

    7. repurchase agreements with banks and government securities dealers that are recognized as primary dealers by the Federal Reserve System, provided that:

        (a) at the time that the repurchase agreement is entered into, and throughout the duration of the agreement, the collateral has a market value at least equal to the value of the repurchase agreement; and

        (b) the collateral consists of U.S. Government securities or instruments that are rated in the highest rating category by the requisite NRSROs (as defined below).

The Money Market Fund may acquire any of the above securities on a forward commitment or when-issued basis, and may lend portfolio securities and invest in other investment companies. See "Investment Techniques" in this prospectus for more detailed information.

The Money Market Fund will only invest in instruments denominated in U.S. dollars that SFIM, under the supervision of the Trust's Board of Trustees, determines present minimal credit risk and meet, at the time of acquisition, certain minimum credit rating requirements described in the SAI.

The Money Market Fund will invest at least 95% of its total assets in securities that are rated in the highest category by the requisite NRSROs or unrated securities of comparable investment quality. Of securities not rated in the highest category (or not of comparable quality), the Fund will not invest more than the greater of 1% of its total assets or $1 million in the securities of any single issuer. The Fund is diversified. Except as explained in the SAI, the Fund will not invest more than 5% of its net assets in securities of any single issuer (except U.S. Government securities or repurchase agreements collateralized by such securities).

All portfolio instruments owned by the Money Market Fund will mature within 13 months or less of the time that they are acquired. The average maturity of the portfolio securities owned by the Fund based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Money Market Fund will invest its available cash in such manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as is reasonably practicable.

See Appendix A to the SAI for additional information on the types of money market instruments in which the Money Market Fund may invest.

NRSROs include S&P, Moody's, Fitch Investors Service, Inc., Duff & Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thompson BankWatch. See Appendix B to the SAI for a description of each NRSRO's rating categories.

THE EQUITY INDEX FUNDS

The Large Cap, Small Cap, and International Equity Index Funds are equity index Funds that invest mostly in stocks, although each may also invest in stock index futures contracts and options on such futures contracts. By investing in a broad range of stocks within a specific index (a "benchmark index"), each of these Funds avoids the risks of individual stock selection and instead, seeks to match the performance of its benchmark index, whether that index goes up or down. These Funds do not have, and will not adopt, a defensive investment

---------
       4
strategy in times of generally declining stock prices, and you bear the risk of such a market decline with an investment in any of these Funds.

What is an index? An index is a grouping of securities, such as stocks, bonds or commodities, used to measure and report changes in a particular market. An index may be comprised of many securities and designed to be representative of the overall market, or made up of a smaller number of securities and designed to reflect a particular industry or market sector. The composition and weighting of securities in an index can, and often does, change.

Which indices do these Funds follow? While there are more than a hundred different indices, each of the equity index Funds try to match the performance of a very prominent stock index. Each equity index Fund has the fundamental investment objective of seeking to match the investment return of its benchmark index.


The Large Cap Equity Index Fund's benchmark index is the S&P
500-Registered Trademark-.(1) This Fund will pursue its objective of seeking to match the return of that index by investing primarily on a capitalization-weighted basis in the securities comprising the index, I.E., by purchasing each of the stocks comprising the S&P 500 in the same weighted proportions that such stocks have in the index. The S&P 500 tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500 is comprised of 500 common stocks.


Like the S&P 500, the Large Cap Equity Index Fund will hold both dividend paying and non-dividend paying common stocks.


The Small Cap Equity Index Fund's benchmark index is the Russell
2000-Registered Trademark-.(2) This Fund will pursue its objective of seeking to match the return of that index by investing primarily in a diversified portfolio of common stocks that will reflect, as a group, the total investment return of that index. The Russell 2000 tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000 Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The Frank Russell Company created the Russell 2000 in the 1980s to give investors an idea of how the stocks of smaller companies generally perform. As of the latest reconstitution of the Russell 2000, the average market capitalization was approximately $467 million, the median market capitalization was approximately $395 million, and the largest company in the index had an approximate market capitalization of $1.1 billion. The stocks comprising the Russell 2000 are updated annually because many of the companies in the index either outgrow the index or fall in value.



The International Equity Index Fund's benchmark index is the
EAFE-Registered Trademark- Free.(3) This Fund will pursue its objective of seeking to match the return of that index by investing primarily in a diversified portfolio of common stocks that will reflect, as a group, the total investment return of that index. The EAFE Free is a diversified index developed by Morgan Stanley Capital International in 1970. As of December 31, 1997, the EAFE Free included the common stocks (or equity securities having investment characteristics of common stocks) of approximately 1,100 companies. The EAFE Free currently measures the performance of stock markets of Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, and the Far East (Hong Kong, Japan, Malaysia, and Singapore). Unlike MSCI's standard indices, the Free indices take into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market.


Since EAFE Free is an index of international stocks, BGFA may invest up to 100% of the International Equity Index Fund's total assets in foreign stocks (listed and over-the-counter) that comprise the EAFE Free.

How are the index Funds managed? BGFA does not manage the equity index Funds according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, BGFA utilizes a "passive" or indexing investment approach for each equity index

------------------------------

(1) Standard & Poor's-Registered Trademark-, S&P-Registered Trademark-, S&P 500-Registered Trademark-, Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund (the "Funds") is sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. (For more information regarding the S&P 500 Index, see the SAI.)



(2) The Russell 2000-Registered Trademark- Index is a trademark/service mark of the Frank Russell Company. Russell-TM- is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. (For more information regarding the Russell 2000 Index, see the SAI.)



(3) The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE-Registered Trademark- Free) Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the Trust. The International Equity Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Morgan Stanley and Morgan Stanley makes no representation regarding the advisability of investing in the Fund. (For more information regarding the Morgan Stanley Capital International EAFE Free Index, see the SAI.)


                                                                       5 -------

Fund, attempting to approximate the investment performance of the appropriate benchmark index through quantitative analytical procedures. Stocks are selected for inclusion in an equity index Fund's portfolio in order to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety.

Each equity index Fund will attempt to remain as fully invested as practicable in a pool of equity securities the performance of which is expected to approximate the performance of its benchmark index taken in its entirety. An equity index Fund will normally invest at least 90% of its total assets in stocks that are represented in its benchmark index and will at all times invest a substantial portion of its total assets in such stocks.

Do the index Funds hold every stock in their indices? The Large Cap Equity Index Fund will generally hold every stock in the S&P 500. However, each of the Small Cap and International Equity Index Funds generally will not hold all of the issues that comprise its benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Small Cap Equity Index Fund will attempt to hold a representative sample of the securities in its benchmark index, which will be selected by BGFA utilizing quantitative analytical models in a technique known as "portfolio sampling." Under this technique, each stock is considered for inclusion in the Fund based on its contribution to certain capitalization, industry and fundamental investment characteristics. The International Equity Index Fund will hold securities which will be selected by BGFA utilizing a quantitative model known as minimum variance optimization. Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio's predicted tracking error against the benchmark index. BGFA will seek to construct the portfolio of each of the Small Cap and International Equity Index Funds so that, in the aggregate, its capitalization, industry and fundamental investment characteristics perform like those of its benchmark index. Over time, the portfolio composition of these two Funds may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or with a view to bringing the performance and characteristics of the equity index Fund more in line with that of its benchmark index. Such rebalancings will require the equity index Fund to incur transaction costs and other expenses. Each of the Small Cap and International Equity Index Funds reserves the right to invest in all of the securities in the benchmark index.

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       6

What other investments do the index Funds make? An equity index Fund may invest any assets not invested in stocks that are represented in its benchmark index (its "remaining assets") in the same type of short-term high quality debt securities in which the Money Market Fund invests (described above), stock index futures contracts, options on such futures contracts, and/ or cash. Such investments may be made to invest uncommitted cash balances and to assist in meeting shareholder redemptions. The International Equity Index Fund may also enter into foreign currency forward and foreign currency futures contracts to facilitate settlements in local markets, in connection with stock index futures positions, and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. A foreign currency forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An equity index Fund will not invest its remaining assets as part of a temporary defensive strategy to protect against potential stock market declines.

When and why are these futures contracts and options on futures contracts used? An equity index Fund may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If an equity index Fund cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The equity index Funds will not use futures contracts or options on futures contracts to leverage net assets. See "Financial Futures Contracts and Options on Such Contracts" in this prospectus for more detailed information.

How closely can an index Fund match the performance of its benchmark index? All three equity index Funds attempt to match the performance of their benchmark indices, although the Trust cannot guarantee that any of the Funds will be able to do so. Due to the use of the portfolio sampling and optimization techniques described above, the Small Cap and International Equity Index Funds are not expected to track their benchmark indicies with the same degree of accuracy as would an investment vehicle that invested in every component security of its benchmark index. BGFA expects that, over time, the "expected tracking error" of an equity index Fund relative to the performance of its benchmark index will be less than 5%. BGFA will monitor the tracking error of each equity index Fund on an ongoing basis and will seek to minimize tracking error to the extent possible. There can be no assurance that any equity index Fund will achieve any particular level of tracking error relative to the performance of the relevant benchmark index. For an explanation of "expected tracking error" and more information on this subject, see the SAI.

What are some of the other risks associated with the index Funds? The Small Cap Equity Index Fund invests in many small U.S. companies, which entail special risks. For a discussion of the risks of investing in small capitalization issuers, see "Investments in Securities of Small Capitalization Issuers," in this prospectus. In addition, the Large Cap Equity Index and International Equity Index Funds may make foreign investments, which may present the potential for certain benefits not generally present in domestic equity investments, but are also subject to special risks. See "Foreign Investments" for a definition of, and more details on the benefits and risks of, foreign investments.

THE BOND FUND

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund will pursue its objective by investing primarily in debt securities rated A or better by Standard & Poor's or A or better by Moody's and in U.S. Government securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in debt securities that are rated A or better or that are unrated but of equivalent quality.

The Bond Fund generally seeks to maintain a dollar weighted average portfolio duration of less than six years. Duration represents the weighted average maturity of expected cash flows on a debt obligation, discounted to present value. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates. Maturity measures only the time final payment is due on a bond or other debt security; it takes no account of the pattern of a security's cash flows over time. In computing the duration of its portfolio, the Bond Fund will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer.

From time to time, up to 35% of the Bond Fund's total assets may be invested in debt securities which are rated lower than A by Standard & Poor's or Moody's or comparable unrated debt securities or in convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks rated within the three highest grades of Standard & Poor's or Moody's

                                                                       7 -------
applicable to such securities. To the extent that the Bond Fund invests in such securities, the Bond Fund's investment portfolio will be subject to relatively greater risk of loss of income and principal. Securities rated BBB or lower by Standard & Poor's or Baa or lower by Moody's are considered by those rating agencies to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities.

The Bond Fund will not directly purchase common stocks. However, it may retain common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities.

When appropriate, in SFIM's opinion, based upon prevailing market or economic conditions, the Bond Fund for temporary defensive purposes may invest up to 100% of its total assets in other types of securities, including securities in which the Money Market Fund may invest, or it may retain funds in cash. See the description of the Money Market Fund above and Appendix A to the SAI.

Although, in SFIM's opinion, the risk of loss of principal should be lessened by the quality of the investments in which the Bond Fund will primarily invest, the Bond Fund may be subject to substantial price changes resulting from market yield fluctuations with respect to holdings of longer maturities that typically provide the best yields.

THE STOCK AND BOND BALANCED FUND

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income. This Fund will pursue its objective by investing primarily in shares of the Trust's Large Cap Equity Index Fund and Bond Fund (collectively, the "underlying Funds").

Under normal circumstances, the Stock and Bond Balanced Fund will attempt to maintain approximately 60% of its net assets in shares of the Large Cap Equity Index Fund and approximately 40% of its net assets in shares of the Bond Fund. The Stock and Bond Balanced Fund will never invest more than 75% of its net assets in either underlying Fund. Though the Stock and Bond Balanced Fund is not an asset allocation or market timing fund, it will, over time, adjust the amount of its net assets invested in each underlying Fund within the limits prescribed above as economic, market and financial conditions warrant.

The Stock and Bond Balanced Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility. For temporary defensive purposes, the Stock and Bond Balanced Fund may invest without limitation in such securities.

Special Risk Considerations. To the extent that the Stock and Bond Balanced Fund invests in shares of other Funds, the risks associated with those other Funds are also associated with an investment in the Stock and Bond Balanced Fund. Also, since the Stock and Bond Balanced Fund's investments are concentrated in the underlying Funds, the Stock and Bond Balanced Fund's performance is directly related to the performance of the underlying Funds. The investment objectives, restrictions, investment techniques and risks associated with each of the underlying Funds are described elsewhere in this prospectus and in the SAI.

Diversification. The Stock and Bond Balanced Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying Funds themselves are diversified investment companies, and the Stock and Bond Balanced Fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

INVESTMENT TECHNIQUES

In pursuing their investment objectives, the Funds may engage in the following investment techniques.

LOANS OF PORTFOLIO SECURITIES

Each Fund may from time to time lend securities it holds to brokers, dealers, and financial institutions, up to a maximum of 33% of the total value of that Fund's assets. Such loans will be secured by collateral in the form of cash or U.S. Treasury securities, which will be maintained in an amount at least equal to the current market value of the loaned securities. Each Fund will continue to receive interest and dividends on the loaned securities during the term of its loans, and, in addition, will receive either a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. Each Fund also will receive any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested during the term of the loan. The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. In order to minimize this risk, each Fund will make loans of securities only to firms determined by its investment adviser (under the supervision of the Board of Trustees) to be creditworthy.

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       8

SHORT-TERM MONEY MARKET INSTRUMENTS

All of the Funds may, to varying degrees, invest in short-term money market instruments, including repurchase agreements, and when-issued and delayed-delivery securities. A repurchase agreement is a transaction in which a Fund buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. Each Fund's investment adviser (under the supervision of the Board of Trustees) reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. In the event of the bankruptcy of the other party, the Fund could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs. When-issued and delayed delivery securities are discussed in "Investment Techniques" in the SAI.

FOREIGN INVESTMENTS

Investing in the securities of companies organized outside the United States or of companies whose securities are principally traded outside the United States ("foreign issuers") or investments in securities denominated or quoted in foreign currency ("non-dollar securities") involves certain special considerations, including those set forth below, which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.

Each of the Large Cap Equity Index and International Equity Index Funds may invest in non-dollar securities and the securities of foreign issuers (collectively, "foreign investments"). These Funds will generally not concentrate their investments in any particular foreign country, except to the extent that the Fund's benchmark index concentrates in such foreign country. The Large Cap Equity Index Fund may invest up to 20% of its total assets in foreign securities. The International Equity Index Fund may invest all of its assets in non-dollar securities and the securities of foreign issuers.

FOREIGN INVESTMENTS GENERALLY

Foreign investments may offer potential benefits not available from investments solely in securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Making foreign investments involves significant risks that are not typically associated with investing in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate may reduce the value of certain portfolio investments. Many foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign securities may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability for the Fund.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of portfolios or other assets of the Fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

For more information on foreign investments, see "Foreign Investments" in the SAI.

                                                                       9 -------

INVESTMENTS IN ADRS, EDRS AND GDRS

Many securities of foreign issuers are represented by sponsored or unsponsored American depository receipts ("ADRs"), European depository receipts ("EDRs"), and global depository receipts ("GDRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporate issuers. EDRs and GDRs are receipts issued by non-U.S. financial institutions evidencing arrangements similar to ADRs. Generally, ADRs are in registered form and are designed for trading in U.S. markets while EDRs are in bearer form and are designed for trading in European securities markets. GDRs are issued in either registered or bearer form and are designed for trading on a global basis.

The Large Cap Equity Index Fund may invest in ADRs and the International Equity Index Fund may invest in ADRs, EDRs and GDRs. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

FORWARD CURRENCY CONTRACTS

As described above, the International Equity Index Fund may enter into foreign currency forward and foreign currency futures contracts. Such contracts are subject to special risks. For example, contracts to sell foreign currency could limit any potential gain which might be realized by the Fund if the value of the hedged currency increased. In addition, forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

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      10

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON SUCH CONTRACTS

Each equity index Fund may purchase and sell futures contracts on its benchmark stock index or a similar stock index as a way to gain exposure to the securities in the benchmark index or to simulate full investment in the underlying benchmark equities. A stock index futures contract is a contract to buy or sell a specified amount of securities comprising the index to which it relates at a future time for a fixed price.

An equity index Fund may write covered call options and purchase options on futures contracts to offset futures contracts held by the Fund that become illiquid. An option to sell a financial futures contract gives the purchaser thereof the right to sell a position in the underlying futures contract, and, therefore, can serve the same function as selling the futures contract directly. When used to offset a futures contract already owned by a Fund, an option can effectively close out the Fund's position with regard to that futures contract.

The Stock and Bond Balanced Fund may indirectly hold these types of securities by virtue of its investment in the Large Cap Equity Index Fund.

None of the equity index Funds will enter into any financial futures contract or purchase any option thereon, if, immediately thereafter, the total amount of its assets required to be on deposit as margin to secure its obligations under open futures contracts, plus the amount of premiums paid by the Fund for outstanding options to purchase futures contracts, would exceed 5% of the market value of the Fund's total assets.

The use of futures contracts by these Funds entails certain risks, including but not limited to the following: no assurance that futures contract transactions can be offset at favorable prices; possible reduction of a Fund's income due to their use; possible reduction in value of the futures contract; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the futures contract and the securities held in the Fund or the securities comprising the benchmark index; and potential losses in excess of the amount initially invested in the futures contracts themselves. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts and their associated risks is contained in the SAI.

RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS


Each Fund's adviser is responsible for determining the liquidity of investments held by that Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Large Cap Equity Index, Small Cap Equity Index, International Equity Index, Bond, Stock and Bond Balanced, and Money Market Funds will each not purchase or otherwise acquire any investment if, as a result, more than 15% (10% in the case of the Money Market Fund) of its net assets (taken at current value) would be invested in instruments that are illiquid, except as described below.


Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933.

The foregoing illiquid security investment restrictions do not apply to purchases of restricted securities eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Trust's Board of Trustees or by a Fund's investment adviser under board-approved procedures. Such guidelines would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Fund's holdings of those securities may become illiquid. The foregoing investment restrictions also do not apply to purchases by the International Equity Index Fund of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the Securities Act of 1933.

BORROWING

From time to time, each Fund may borrow money from a bank or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Fund may also borrow up to an additional 5% of its total assets (including the amount borrowed), but only for temporary purposes (e.g., to facilitate distributions to shareholders or to meet redemption requests prior to the settlement of securities already sold or in the process of being sold by the Fund). Each Fund may also obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

                                                                       11-------

INVESTMENTS IN SECURITIES OF SMALL CAPITALIZATION ISSUERS

The Small Cap and International Equity Index Funds may invest in securities issued by small capitalization companies. Some of these companies often do not have the financial strength needed to do well in difficult times.

Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund other than the Stock and Bond Balanced Fund may invest up to 5% of its total assets in the securities of any single investment company and up to 10% of its total assets in the securities of other investment companies in the aggregate. However, no Fund (other than the Stock and Bond Balanced Fund) may hold more than 3% of the total outstanding voting stock of any single investment company.

The Stock and Bond Balanced Fund may invest 100% of its total assets in the securities of other investment companies.

PERFORMANCE INFORMATION

From time to time the Trust may publish average annual total return figures for one or more of the Funds in advertisements and communications to shareholders or sales literature. Average annual total return is determined by computing the annual percentage change in value of $1,000 invested for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The average annual total return calculation assumes a complete redemption of the investment at the end of the relevant period.

The Trust also may from time to time publish year-by-year total return, cumulative total return and yield information for the Funds in advertisements, communications to shareholders or sales literature. These may be provided for various specified periods by means of quotations, charts, graphs or schedules. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in a Fund (assuming all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

Yield is computed by dividing net investment income earned during a recent 30 day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

In addition, the Trust may from time to time publish performance of its Funds relative to certain performance rankings and indices.

The investment results of the Funds will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what a Fund's performance may be in any future period.

DETERMINATION OF NET ASSET VALUE


The net asset value of each Fund is determined as of the time of the close of trading on the New York Stock Exchange, (currently at 4:00 PM, New York City time) on each day when the New York Stock Exchange is open except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain federal and other holidays. The net asset value of each Fund will not be calculated on the Friday following Thanksgiving or on December 24, 1998. The net asset value of a Fund is determined by adding the values of all securities, cash and other assets (including accrued but uncollected interest and dividends) of that Fund and subtracting all liabilities (including accrued expenses but excluding capital and surplus). The net asset value of a share is determined by dividing the net asset value of a Fund by the number of outstanding shares of that Fund. Except for the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills), portfolio securities generally will be valued based upon their market value. All of the securities and assets of the Money Market Fund and short-term debt securities having remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued by the amortized cost method, which approximates market value. Expenses, including the investment advisory fee payable to SFIM, are accrued daily.


The net asset value per share of the Stock and Bond Balanced Fund will be based, in part, on the net asset value per share of each of the underlying Funds in which it invests. Thus, while the net asset value per share of the Stock and Bond Balanced Fund will be determined as described above, the pricing of the

---------
      12

Stock and Bond Balanced Fund's securities cannot occur until the net asset values per share of the underlying Funds are determined.

OFFERING, PURCHASE AND REDEMPTION OF SHARES

Pursuant to an underwriting agreement, SFIM acts without remuneration as the Trust's underwriter in the distribution of the shares of each Fund. See "Investment Adviser" and "Service Providers" in this prospectus for more information.

Shares of the Funds are sold in a continuous offering and are authorized to be offered to the Accounts to support the Contracts. Net purchase payments under the Contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Funds for their subaccounts at net asset value without sales or redemption charges.

For each day on which a Fund's net asset value is calculated, the Accounts transmit to the Trust any orders to purchase or redeem shares of the Fund(s) based on the purchase payments, redemption (surrender) requests, and transfer requests from Contract owners, annuitants and beneficiaries that have been processed that day. The Accounts purchase and redeem shares of each Fund at the Fund's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning.

Please refer to the separate prospectuses for the Contracts and the Accounts for a more detailed description of the procedures whereby a Contract owner, annuitant or beneficiary may allocate his or her interest in the Account to a subaccount using the shares of one of the Funds as an underlying investment medium.

In the future, the Trust may offer shares of one or more of the Funds (including new funds that might be added to the Trust) to other registered or unregistered separate accounts of State Farm or its life insurance company affiliates to support variable annuity or variable life insurance contracts (other than the Contracts). Likewise, the Trust may also, in the future and subject to obtaining required regulatory approvals, offer shares of one or more of the Funds directly to qualified pension and retirement plans.

Because shares of the Funds are offered to Accounts supporting variable annuity Contracts and Accounts supporting variable life insurance Contracts, a potential for certain conflicts may exist between the interests of owners of variable annuity Contracts and owners of variable life insurance Contracts. Likewise, in the event that shares of any Fund are offered to qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. The Trust does not currently foresee any disadvantage to owners of either variable annuity Contracts or variable life insurance Contracts arising from the fact that shares of any Fund might be held by such entities. The Trust's Board of Trustees, however, will monitor the Funds in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

It is the Trust's intention to distribute, as dividends, substantially all of the net investment income, if any, from each of the Funds. All dividends of a Fund are subsequently reinvested in additional shares of that Fund at net asset value, subject to redemption rights discussed above.

The Bond Fund and the Money Market Fund intend to declare dividends from their net investment income every day. Each of these Funds will distribute such dividends quarterly by reinvesting them in additional Fund shares at net asset value.

TAXES

GENERAL TAX INFORMATION

The Trust intends that each of the Funds will qualify as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"). If each of the Funds qualifies as a regulated investment company and the Trust distributes substantially all of its net income and gains to its shareholders (which it intends to do), then under the provisions of Subchapter M, the Trust should have little or no income taxable to it under the Code.

Each Fund of the Trust must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

                                                                       13-------

In order to maintain the qualification of a Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict a Fund's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the Trust may, in its business judgment, require a Fund to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

Each of the Funds also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the Accounts) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the Investment Company Act of 1940, and may affect the securities in which a Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related provisions of the Code), the Trust may be required, e.g., to alter the investment objectives of one or more of the Funds. No such change of investment objectives will take place without notice to the shareholders of an affected Fund, the approval of a majority of the outstanding voting shares, and the approval of the Securities and Exchange Commission, to the extent legally required.

TAXATION OF FOREIGN INVESTMENTS

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign tax withholding, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Funds investing in securities of passive foreign investment companies may be subject to U.S. Federal income taxes and interest charges, and the investment yield of a Fund making such investments will be reduced by these taxes and interest charges. Shareholders will bear the cost of these taxes and interest charges, but will not be able to claim a deduction for these amounts.

ADDITIONAL TAX CONSIDERATIONS

If a Fund failed to qualify as a regulated investment company, owners of variable life insurance and annuity contracts based on the Fund (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the Fund might incur additional taxes. In addition, if a Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts based on the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers and it is intended that each Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser might otherwise believe to be desirable.

It is not feasible to comment on all of the federal tax consequences concerning the Funds. Since the shareholders of the Funds are currently limited to the Accounts, no further discussion of those consequences is included herein. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust has a Board of Trustees, the members of which are elected by the shareholders. The Trustees are responsible for the overall management of the Trust and their duties include reviewing the results of each of the Funds, monitoring investment activities and techniques, and receiving and acting upon future plans for the Trust.

It is possible that the interests of the Stock and Bond Balanced Fund could diverge from the interests of one or more of the underlying Funds in which it invests. If such interests were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to each Fund. The Trustees believe they have structured each Fund to avoid these concerns. However, conceivably, a situation could occur where proper action for the Stock and Bond Balanced Fund could be adverse to the interests of an underlying Fund, or the reverse could occur. If such a possibility arises, the affected Funds' investment adviser(s) and the Trustees and officers of the Trust will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

---------
      14

INVESTMENT ADVISER

Pursuant to an investment advisory and management services agreement with the Trust and subject to the authority of the Trust's Board of Trustees, SFIM serves as the Trust's investment adviser and conducts the business and affairs of the Trust. It is registered under the Investment Advisers Act of 1940 and its principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. SFIM is wholly-owned by State Farm Mutual Automobile Insurance Company ("SFMAIC"). Pursuant to a separate service agreement among SFMAIC, SFIM and the Trust, SFMAIC provides SFIM with certain personnel, services and facilities to enable SFIM to perform its obligations to the Trust.

Since its inception in 1967, SFIM's sole business has been to act as investment adviser, principal underwriter, transfer agent and dividend disbursing agent for the State Farm mutual funds. SFIM also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. SFIM furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. All expenses incurred in the organization of the Trust or of any new Funds of the Trust, including legal and accounting expenses and certain costs of registering securities of the Trust under federal and state securities laws, are also paid by SFIM.

The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by SFIM as described in the preceding paragraphs. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs, interest on borrowings by the Trust, charges of the custodians and transfer agent, if any, cost of auditing services, non-interested Trustees' fees, all taxes and fees, investment advisory fees (other than subadvisory fees), certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders and contractholders, preparing, printing and mailing proxy statements and shareholder reports to shareholders and contractholders, the cost of paying dividends and capital gains distributions, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust. SFIM reimburses SFMAIC for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by SFMAIC under the separate service agreement. Accordingly, the Trust makes no payment to SFMAIC under the service agreement.

The Trust pays SFIM monthly compensation in the form of an investment advisory fee. The fee is based upon average daily net assets and is accrued daily and paid to SFIM quarterly at the following annual rates for each of the Funds:

Large Cap Equity Index               .26% of net assets

Small Cap Equity Index               .40% of net assets

International Equity Index           .55% of net assets

Bond                                 .50% of net assets

Money Market                         .40% of net assets

Stock and Bond Balanced              None

SFIM has agreed not to be paid an investment advisory fee for performing its services for the Stock and Bond Balanced Fund and has agreed to bear any other expenses incurred by the Stock and Bond Balanced Fund. (This expense limitation arrangement is voluntary and may be eliminated by SFIM at any time.) However, SFIM will receive investment advisory fees from managing the underlying Funds in which the Stock and Bond Balanced Fund invests.

With respect to each of the Funds other than the Stock and Bond Balanced Fund and the International Equity Index Fund, SFIM has agreed to bear the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Equity Index Fund, SFIM has agreed to bear the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by SFIM at any time.

INVESTMENT SUB-ADVISER


SFIM has engaged BGFA as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds. BGFA was created by the reorganization of Wells Fargo Nikko Investment Advisors with and into an affiliate of Wells Fargo Institutional Trust Company, N.A. BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of December 31, 1997, BGFA and its affiliates provided investment advisory services for over $504 billion of assets.


                                                                       15-------

BGFA determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. For its services, SFIM pays BGFA an investment sub-advisory fee equal to a percentage of the average daily net assets of each index Fund at the rates set forth below less certain credits also described below. The fee is accrued daily and paid to BGFA quarterly. The rates upon which the fee is based are as follows:


Large Cap Equity Index Fund          .15% of the first $50,000,000 of net assets
-----------------------------------
                                     .09% of the next $50,000,000 of net assets

                                     .07% thereafter

Small Cap Equity Index Fund          .20% of the first $50,000,000 of net assets
-----------------------------------
                                     .14% of the next $50,000,000 of net assets

                                     .11% thereafter

International Equity Index Fund      .35% of the first $50,000,000 of net assets
-----------------------------------
                                     .30% of the next $50,000,000 of net assets

                                     .20% thereafter


The quarterly fee payable by SFIM to BGFA with respect to each index Fund will be reduced by certain credits. The fee with respect to the Large Cap Equity Index Fund and Small Cap Equity Index Fund will be reduced by $875 and $2,875 per quarter, respectively. The fee with respect to the International Equity Index Fund will be reduced by $3,750 per quarter and an additional amount based upon such Fund's international custody charges.

THE BOND FUND AND THE STOCK AND BOND BALANCED FUND MANAGERS


The Bond Fund's portfolio is managed by a team consisting of Kurt Moser, Donald
E. Heltner, and Duncan Funk. The Stock and Bond Balanced Fund's portfolio is managed by a team consisting of Kurt Moser, John Concklin, Donald E. Heltner, and Duncan Funk.


Mr. Moser is a Director and, since 1997, a Senior Vice President of SFIM (prior to 1997, Mr. Moser was a Director and a Vice President of SFIM). Mr. Moser is also a Vice President of the Trust. In addition to his offices with SFIM and the Trust, Mr. Moser has held the following positions during the past five years:
Vice President of State Farm Growth Fund, Inc., State Farm Balanced Fund, Inc., State Farm Interim Fund, Inc., and State Farm Municipal Bond Fund, Inc.; Director of State Farm VP Management Corp. since 1997; Vice President -- Investments of SFMAIC, State Farm County Mutual Insurance Company of Texas, State Farm Lloyds, Inc., and State Farm International Services, Inc.; Director and Vice President -- Investments of State Farm Life Insurance Company, State Farm Fire and Casualty Company ("SFFCC"), State Farm General Insurance Company, State Farm Annuity and Life Insurance Company, and State Farm Life and Accident Assurance Company; Investment Officer of State Farm Indemnity Company; and Underwriter of State Farm Lloyds.

Mr. Concklin is an Investment Officer of SFIM. Mr. Concklin is also a Vice President of the Trust. In addition to his offices with SFIM and the Trust, Mr. Concklin has held the following positions during the last five years: Vice President -- Common Stocks of SFMAIC, State Farm Life Insurance Company, and SFFCC since 1997; Vice President of State Farm Balanced Fund, Inc. and State Farm Interim Fund, Inc. since 1995; Vice President -- Fixed Income of SFMAIC, State Farm Life Insurance Company, and SFFCC from 1995 to 1997; and Investment Officer of SFMAIC, State Farm Life Insurance Company, and SFFCC until 1995.


Mr. Heltner is an Investment Officer of SFIM and is a Vice President of the Trust (since March, 1998). Mr. Heltner is also a Vice President of State Farm Balanced Fund, Inc. (since March, 1998) and State Farm Interim Fund, Inc. (since March, 1998) and is Vice President -- Taxable Fixed Income of SFMAIC (since February, 1998). From 1989 to February, 1998, Mr. Heltner was a Vice President of Century Investment Management Co.



Mr. Funk is an Assistant Vice President of the Trust (since 1998) and since 1997, Mr. Funk has been an Investment Officer of SFMAIC. In addition to his offices with SFMAIC and the Trust, Mr. Funk has held the following position during the last five years: Investment Analyst of SFMAIC.


USE OF CERTAIN BROKERS

SFIM or BGFA may use brokerage firms that are affiliated with State Farm or BGFA to execute portfolio trades for the funds, but only when SFIM or BGFA, as appropriate, believes that no other firm offers a better combination of quality execution (i.e., timeliness and completeness), favorable price and value of research services.

ADDITIONAL INFORMATION

ABOUT THE SHARES

The Trust is currently issuing six series of shares, each representing beneficial interests in one of the six Funds. Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. All shares have equal proportional rights with regard to redemptions, dividends, distributions, and liquidations with respect to the Fund in which they represent an interest. When

---------
      16
issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights.

CONTRACT OWNER VOTING RIGHTS

With regard to matters for which the Investment Company Act of 1940 requires a shareholder vote, State Farm, as the legal owner of shares held by the Accounts, typically votes Trust shares held by the Accounts in accordance with instructions received from owners of Contracts (or annuitants or beneficiaries thereunder) having a voting interest in the Accounts. Each share has one vote for each dollar of net asset value represented by that share and votes are counted on an aggregate basis except as to matters where the interests of Funds differ (such as approval of an investment advisory agreement or a change in the fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis. Fractional shares are counted proportionally. Shares held by Accounts for which no instructions are received are generally voted by State Farm for or against any proposition, or in abstention, in the same proportion as the shares for which instructions have been received. You should refer to the separate prospectus, which accompanies this prospectus, describing your Contract and the Account through which it is offered for more information on your voting rights.

ANNUAL AND SEMI-ANNUAL REPORTS

The Trust's annual and semi-annual reports to shareholders contain additional performance information that will be made available upon request and without charge.

SERVICE PROVIDERS

In addition to its role as investment adviser and fund accountant for certain Funds (listed below), SFIM acts as underwriter for the Trust. See "Investment Adviser" for more information on SFIM.

The following companies provide custody and/or fund accounting services to the
Trust:


FUND                              CUSTODIAN                               FUND ACCOUNTANT
Money Market                      The Chase Manhattan Bank (1)            SFIM

Large Cap Equity Index            Barclays Global Investors (2)           SFIM

Small Cap Equity Index            Barclays Global Investors (2)           SFIM

International Equity Index        Investors Bank and Trust Company (3)    Investors Bank and Trust Company (3)

Bond                              The Chase Manhattan Bank (1)            SFIM

Stock and Bond Balanced           The Chase Manhattan Bank (1)            SFIM



(1) North American Insurance Securities Services, 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245.


(2) 45 Fremont Street, San Francisco, California 94105.

(3) 200 Clarendon Street, Boston, Massachusetts 02116.

PREPARING FOR YEAR 2000


Like other mutual funds, financial and business organizations and individuals around the world, SFIM and the Trust could be adversely affected if the computer systems used by SFIM and other service providers do not properly process and calculate date-related information from and after January 1, 2000. SFIM is taking steps that it believes are reasonably designed to address this problem in the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SFIM and the Trust, or that interaction with other service providers will not impact SFIM's and the Trust's services at that time.


                                                                       17-------

                          STATE FARM VARIABLE PRODUCT TRUST
                                 One State Farm Plaza
                           Bloomington, Illinois 61710-0001
                                    (309) 766-2029

                         STATEMENT OF ADDITIONAL INFORMATION

                                     May 1, 1998



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon matters discussed in the Prospectus and should, therefore, be read in conjunction with the Prospectus. To obtain a copy of a Prospectus with the same date as this Statement of Additional Information, contact State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001, (309) 766-2029.
















231-3556                                                       Printed in U.S.A.

                                  TABLE OF CONTENTS


INVESTMENT TECHNIQUES AND RESTRICTIONS . . . . . . . . . . . . . . . . . . .  1
   Investment Techniques . . . . . . . . . . . . . . . . . . . . . . . . . .  1
      The Money Market Fund. . . . . . . . . . . . . . . . . . . . . . . . .  1
      When-Issued and Delayed Delivery Securities. . . . . . . . . . . . . .  2
      Loans of Portfolio Securities. . . . . . . . . . . . . . . . . . . . .  2
      Convertible Securities . . . . . . . . . . . . . . . . . . . . . . . .  3
      Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3
      U.S. Government Securities . . . . . . . . . . . . . . . . . . . . . .  3
      Foreign Investments. . . . . . . . . . . . . . . . . . . . . . . . . .  4
      Financial Futures Contracts. . . . . . . . . . . . . . . . . . . . . .  5
      Options on Stock Index Futures Contracts . . . . . . . . . . . . . . .  5
      Certain Additional Risks of Futures Contracts and Options on
         Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . .  6
   Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . .  7
      Fundamental Restrictions . . . . . . . . . . . . . . . . . . . . . . .  7
      Non-fundamental Restrictions . . . . . . . . . . . . . . . . . . . . .  9
      Industry Concentrations. . . . . . . . . . . . . . . . . . . . . . . .  9

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . 10
   Trustees and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . 10
   Investment Advisory Agreements. . . . . . . . . . . . . . . . . . . . . . 13
      Between the Trust and SFIM . . . . . . . . . . . . . . . . . . . . . . 13
      Between SFIM and BGFA. . . . . . . . . . . . . . . . . . . . . . . . . 15
   Tracking Error. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
   Securities Activities of the Investment Advisers. . . . . . . . . . . . . 16

PORTFOLIO TRANSACTIONS AND BROKERAGE . . . . . . . . . . . . . . . . . . . . 16
   Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . 17

PERFORMANCE INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . 19

DIVIDENDS AND DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . 21

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
   Service Providers . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21

   Relationships with the Companies that Maintain the Benchmark Indices. . . 22
      Standard & Poor's. . . . . . . . . . . . . . . . . . . . . . . . . . . 22
      Frank Russell Company. . . . . . . . . . . . . . . . . . . . . . . . . 23
      Morgan Stanley & Co. Incorporated. . . . . . . . . . . . . . . . . . . 23

   Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
   Independent Auditors. . . . . . . . . . . . . . . . . . . . . . . . . . . 24


   Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
   Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25
   Other Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25

UNAUDITED FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . 25
APPENDIX A -- Description of Money Market Securities . . . . . . . . . . . .
APPENDIX B -- Ratings. . . . . . . . . . . . . . . . . . . . . . . . . . . .

                        INVESTMENT TECHNIQUES AND RESTRICTIONS


INVESTMENT TECHNIQUES

The objectives, policies, and certain techniques by which the Funds will pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation found in the Prospectus.

THE MONEY MARKET FUND

The Money Market Fund will only invest in instruments denominated in U.S. dollars that SFIM, under the supervision of the Trust's Board of Trustees, determines present minimal credit risk and are, at the time of acquisition, either:

     1. rated in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs, or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument ("requisite NRSROs"); or

     2. in the case of an unrated instrument, that SFIM determines, under the supervision of the Trust's Board of Trustees, to be of comparable quality to the instruments described in paragraph 1 above; or

     3. issued by an issuer that has received a rating of the type described in paragraph 1 above on other securities that are comparable in priority and security to the instrument.


Pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), securities which are rated (or that have been issued by an issuer that has been rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such security) in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated "Second Tier Securities." NRSROs are listed in the Prospectus and a description of their ratings is found in Appendix B herein.


Pursuant to Rule 2a-7, the Money Market Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government securities (defined below)). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

Further, the Fund will not invest more than the greater of (i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities which were Second Tier Securities when acquired.

The foregoing policies are more restrictive than the fundamental investment restriction number 1 set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund will operate in accordance with these policies to comply with Rule 2a-7.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued basis or delayed-delivery basis, I.E., delivery and payment can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Trust will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of that Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also segregate cash or cash equivalents or other liquid portfolio securities equal in value, marked to market on a daily basis, to commitments for such when-issued or delayed-delivery securities. As a general matter each Fund will hold less than 5% of its total assets in commitments to purchase securities on a delayed-delivery or when-issued basis and will not, under any circumstances, purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 10% of the net assets of the Fund would be so invested.

LOANS OF PORTFOLIO SECURITIES


Each Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions, up to a maximum of 33% of the total value of each Fund's assets. This percentage may not be increased without approval of a majority of the outstanding voting securities of the respective Funds. See "Fundamental Restrictions" on page 7. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Securities and Exchange Commission ("Commission"), which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund making the loan will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund will also receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.


The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the appropriate Fund. No Fund will have the right to vote securities on loan, but each would terminate a loan and regain the right to vote if the Trust's Board of Trustees deems it to be necessary in a particular instance.

For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test discussed under "Taxes" in the Prospectus. Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its, or the Trust's, status as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund making the loan would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Fund will make loans of securities only to firms SFIM or, when appropriate, BGFA (under the supervision of the Board of Trustees) deems creditworthy.

CONVERTIBLE SECURITIES

The Bond Fund may invest up to 20% of its total assets in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, SFIM usually gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Bond Fund may invest are subject to the same rating criteria as its investment in non-convertible debt securities.

Because the Stock and Bond Balanced Fund invests a portion of its assets in the Bond Fund, the Stock and Bond Balanced Fund is subject to the same risks with regard to investments in convertible securities.

WARRANTS

The Bond Fund and, indirectly, the Stock and Bond Balanced Fund, may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Bond Fund may retain up to 10% of the value of its total assets in common stocks acquired by the exercise of warrants attached to debt securities.

U.S. GOVERNMENT SECURITIES

All of the Funds may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks),
(c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may also include zero coupon bonds.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of or an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

FOREIGN INVESTMENTS

Investing in the securities of companies organized outside the United States or of companies whose securities are principally traded outside the United States ("foreign issuers") or investments in securities denominated or quoted in foreign currency ("non-dollar securities") involves certain special considerations, including those set forth below, which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.

Each of the Large Cap and International Equity Index Funds may invest in non-dollar securities and the securities of foreign issuers (collectively, "foreign investments").

Investments in foreign issuers may involve currencies of foreign countries. Since a Fund may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, it may be subject to currency exposure independent of its securities positions and may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. Accordingly, it may incur costs in connection with conversions between various currencies.

Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund making investments in securities of foreign issuers will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund making an investment on such a market are uninvested and no return is earned on such assets. The inability of such a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Moreover, inability to dispose of portfolio investments due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability for the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Also, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FINANCIAL FUTURES CONTRACTS

The Large Cap, Small Cap, and International Equity Index Funds and, indirectly, the Stock and Bond Balanced Fund may purchase and sell stock index futures contracts and options on such futures contracts as described in the Prospectus.

Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts. Each Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund are usually liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM") an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, a Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS

The equity index Funds and, indirectly, the Stock and Bond Balanced Fund may also purchase call and put options and write covered call and put options on stock index futures contracts of the type which the particular

Fund is authorized to enter into. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Funds may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Fund are intended to correlate with the Fund's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, these risks can be minimized by careful management of these strategies. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of a Fund's securities is particularly relevant to futures contracts. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e. terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the Funds' assets posted as margin in connection with these transactions as permitted under the Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

The success of any Fund in using these techniques depends, among other things, on BGFA's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, BGFA will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which the Fund is exposed. These transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

                               INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

     1. DIVERSIFICATION. No Fund will make any investment inconsistent with the Fund's classification as a diversified company under the Act. This restriction does not apply to any Fund classified as a non-diversified company under the Act.

     2a. INDUSTRY CONCENTRATION -- BOND FUND. The Bond Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

     2b. INDUSTRY CONCENTRATION -- MONEY MARKET FUND. The Money Market Fund will not invest more than 25% of its assets (taken at market value at the time of each investment) other than U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the securities of issuers primarily engaged in the same industry.

     2c. INDUSTRY CONCENTRATION -- EQUITY INDEX FUNDS. The Large Cap, Small Cap, and International Equity Index Funds will concentrate their investments in an industry or industries if, and to the extent that, their benchmark indices concentrate in such industry or industries, except where the concentration of the relevant index is the result of a single stock.

     3. INTERESTS IN REAL ESTATE. No Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

     4. UNDERWRITING. No Fund will underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

     5. BORROWING. No Fund will borrow money, except that: (a) a Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing, for temporary purposes; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

     6. LENDING. No Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

     7. COMMODITIES. No Fund will purchase or sell commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodities contracts.

     8. SENIOR SECURITIES. No Fund will issue senior securities to the extent such issuance would violate applicable law.

     9. INVESTMENTS -- STOCK AND BOND BALANCED FUND. The Stock and Bond Balanced Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Act), U.S. Government securities, or short-term paper.

For the purposes of the restrictions relating to industry concentration, state and municipal governments and their agencies, authorities, and instrumentalities are not deemed to be industries; utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone each will be considered a separate industry); personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

NON-FUNDAMENTAL RESTRICTIONS

The Trust has also adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board of Trustees without shareholder approval. Under these restrictions, no Fund may:

     1. FINANCIAL FUTURES CONTRACTS. No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

     2. MARGIN PURCHASES. No Fund may purchase any securities on margin except in connection with investments of certain Funds in futures contracts or options on futures contracts.

     3. PLEDGING ASSETS. No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or
          (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

     4a. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:
          (i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, and (ii) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

     4b. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS -- MONEY MARKET FUND. In addition to the non-fundamental restriction in 4a above, the Money Market Fund will not invest in illiquid securities, including certain repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its total assets would be invested in assets that are either illiquid or are not readily marketable.

     5. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Fund may invest more than 5% of its total assets in the securities of any single investment company or more than 10% of its total assets in the securities of other investment companies in the aggregate, or hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to the Stock and Bond Balanced Fund.

State insurance laws and regulations may impose additional limitations on borrowing, lending, and the use of futures contracts, options on futures contracts and other derivative instruments. In addition, such laws and regulations may require a Fund's investments in foreign securities to meet additional diversification and other requirements.

INDUSTRY CONCENTRATIONS

The Stock and Bond Balanced Fund, because of its investment objective and policies, will concentrate more than 25% of its total assets in the mutual fund industry.

As a result of the equity index Funds' policy on concentration, each equity index Fund will maintain at least 25% of the value of its total assets in securities of issuers in each industry for which its benchmark index has a concentration of more than 25% (except where the concentration of the index is the result of a single stock). No equity index Fund will concentrate its investments otherwise. If the benchmark index for an equity index Fund has a concentration of more than 25% because of a single stock (i.e., if one stock in the benchmark index accounts for more than 25% of the index and it is the only stock in the index in its industry), the equity index Fund will invest less than 25% of its total assets in such stock and will reallocate the excess to stocks in other industries. Changes in an equity index Fund's concentration (if any) and non-concentration would be made "passively" -- that is, any such changes would be made solely as a result of changes in the concentrations of the benchmark index's constituents. Since the concentration of each equity index Fund is based on that of its benchmark index, changes in the market values of the equity index Fund's portfolio securities will not necessarily trigger changes in the portfolio of such equity index Fund.

                               MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address of each Trustee and officer is One State Farm Plaza,
Bloomington, Illinois  61710.

                           Position(s)
                           Held              Principal Occupation(s)
Name, Age and Address      with the Trust    During Past Five Years
---------------------      --------------    -----------------------

Edward B. Rust, Jr.*,      Trustee,          Chairman of the Board, President
Age 47                     President,        and CEO - State Farm Mutual
                           and CEO           Automobile Insurance Company;
                                             Director and President - State Farm
                                             Life Insurance Company, State Farm
                                             Life and Accident Assurance
                                             Company, State Farm Annuity and
                                             Life Insurance Company, State Farm
                                             Investment Management Corp., State
                                             Farm Growth Fund, Inc., State Farm
                                             Balanced Fund, Inc., State Farm
                                             Interim Fund, Inc., and State Farm
                                             Municipal Bond Fund, Inc.;
                                             President, CEO and Director - State
                                             Farm VP Management Corp. (since
                                             1997); President and CEO - State
                                             Farm Fire and Casualty Company and
                                             State Farm General Insurance
                                             Company; President - State Farm
                                             County Mutual Insurance Company of
                                             Texas; Director - State Farm
                                             Lloyds, Inc. and State Farm
                                             International Services, Inc.;
                                             Chairman of  the Board, President
                                             and Treasurer - State Farm
                                             Companies Foundation.


Albert H. Hoopes,          Trustee           Attorney
Age 83
1001 North Main Street
Bloomington, IL 61701

Roger S. Joslin*,          Trustee, Vice     Director, Senior Vice President and
Age 61                     President and     Treasurer - State Farm Mutual
                           Treasurer         Automobile Insurance Company;
                                             Director - State Farm Life
                                             Insurance Company, State Farm Life
                                             and Accident Assurance Company, and
                                             State Farm Annuity and Life
                                             Insurance Company; Director, Vice
                                             President and Treasurer - State
                                             Farm Investment Management Corp.,
                                             State Farm Growth Fund, Inc., State
                                             Farm Balanced Fund, Inc., State
                                             Farm Interim Fund, Inc., State Farm
                                             Municipal Bond Fund, Inc., State
                                             Farm General Insurance Company,
                                             State Farm Lloyds, Inc., and State
                                             Farm International Services, Inc.;
                                             Director, Vice President and
                                             Treasurer - State Farm VP
                                             Management Corp. (since 1997);
                                             Director, Chairman of the Board,
                                             and Treasurer - State Farm Fire and
                                             Casualty Company; Treasurer -State
                                             Farm County Mutual Insurance
                                             Company of Texas; Assistant
                                             Treasurer - State Farm Companies
                                             Foundation.

Thomas M. Mengler          Trustee           Dean, University of Illinois
Age 44                                       College of Law (August 1993 -
504 East Pennsylvania                        Present); Professor of Law,
  Avenue                                     University of Illinois (1991 -
Champaign, IL  61820                         Present)

Davis U. Merwin,           Trustee           Investor
Age 69
P.O. Box 8
Bloomington, IL 61702


James A. Shirk,            Trustee           Director and President, Beer Nuts,
Age 54                                       Inc.
103 N. Robinson
Bloomington, IL 61701



Kurt G. Moser,             Vice President    Vice President --Investments -
Age 53                                       State Farm Mutual Automobile
                                             Insurance Company; Director and
                                             Vice President -- Investments -
                                             State Farm Life Insurance Company,
                                             State Farm Life and Accident
                                             Assurance Company, State Farm
                                             Annuity and Life Insurance Company,
                                             State Farm Fire and Casualty
                                             Company, and State Farm General
                                             Insurance Company; Director and
                                             Senior Vice President - State Farm
                                             Investment Management Corp. (since
                                             1997: prior to 1997, Director and
                                             Vice President); Vice President -
                                             State Farm Growth Fund, Inc., State
                                             Farm Balanced Fund, Inc., State
                                             Farm Interim Fund, Inc., and State
                                             Farm Municipal Bond Fund, Inc.;
                                             Director - State Farm VP

                                             Management Corp. (since 1997); Vice
                                             President -- Investments -State
                                             Farm County Mutual Insurance
                                             Company of  Texas, State Farm
                                             Lloyds, Inc., and State Farm
                                             International Services, Inc.;
                                             Investment Officer - State Farm
                                             Indemnity Company; Underwriter -
                                             State Farm Lloyds.


Paul N. Eckley,            Vice President    Vice President -- Common Stocks -
Age 43                                       State Farm Mutual Automobile
                                             Insurance Company, State Farm Life
                                             Insurance Company, and State Farm
                                             Fire and Casualty Company (since
                                             1995: prior to 1995, Investment
                                             Officer); Senior Vice President -
                                             State Farm Investment Management
                                             Corp. (since 1997: prior to 1997,
                                             Investment Officer); Vice President
                                             - State Farm Growth Fund, Inc. and
                                             State Farm Balanced Fund, Inc.
                                             (since 1995).



John S. Concklin,          Vice President    Vice President -- Common Stocks -
Age 51                                       State Farm Mutual Automobile
                                             Insurance Company, State Farm Life
                                             Insurance Company, and State Farm
                                             Fire and Casualty Company (since
                                             1997: from 1995 - 1997, Vice
                                             President -- Fixed Income and prior
                                             to 1995, Investment Officer);
                                             Investment Officer - State Farm
                                             Investment Management Corp. (since
                                             1995); Vice President - State Farm
                                             Balanced Fund, Inc. and State Farm
                                             Interim Fund, Inc. (since 1995);
                                             Vice President - State Farm Growth
                                             Fund, Inc. (since 1998).



Donald E. Heltner,         Vice President    Vice President -- Taxable Fixed
Age 50                                       Income - State Farm Mutual
                                             Automobile Insurance Company
                                             (since 1998); Investment Officer -
                                             State Farm Investment Management
                                             Corp. (since 1998); Vice President
                                             - State Farm Balanced Fund, Inc.
                                             and State Farm Interim Fund, Inc.
                                             (since 1998); Vice President -
                                             Century Investment Management Co.
                                             (from 1989-1998).



Duncan Funk,               Assistant Vice    Investment Officer - State Farm
Age 36                     President         Mutual Automobile Insurance
                                             Company (since 1997; prior to
                                             1997, Investment Analyst).


David R. Grimes,           Assistant Vice    Assistant Vice President of
Age 55                     President and     Accounting - State Farm Mutual
                           Secretary         Automobile Insurance Company;
                                             Assistant Vice President and
                                             Secretary - State Farm Investment
                                             Management Corp., State Farm Growth
                                             Fund, Inc., State Farm Balanced
                                             Fund, Inc., State Farm Interim
                                             Fund, Inc., and State Farm
                                             Municipal Bond Fund, Inc. (since
                                             1994); Assistant Vice President and
                                             Secretary - State Farm VP
                                             Management Corp. (since 1997).


Michael L. Tipsord,        Assistant         Executive Assistant -- Operations
Age 38                     Secretary         - State Farm Mutual Automobile
                                             Insurance Company (since 1997:
                                             from 1996 - 1997, Assistant
                                             Controller; from 1995 - 1996,
                                             Director of Accounting and from
                                             1991 - 1995, Staff Associate in the
                                             Controller's  Department);
                                             Assistant Secretary - State Farm
                                             Investment Management Corp.,
                                             State Farm Growth Fund, Inc., State
                                             Farm Balanced Fund, Inc., State
                                             Farm Interim Fund, Inc., and State
                                             Farm Municipal Bond Fund, Inc.;
                                             Treasurer - Insurance Placement
                                             Services, Inc. (since 1996).



Jerel S. Chevalier,        Assistant         Director of Mutual Funds - State
Age 59                     Secretary-        Farm Mutual Automobile Insurance
                           Treasurer         Company; Assistant
                                             Secretary-Treasurer - State Farm
                                             Invest-
                                             ment Management Corp., State Farm
                                             Growth Fund, Inc., State Farm
                                             Balanced Fund, Inc., State Farm
                                             Interim Fund, Inc., and State Farm
                                             Municipal Bond Fund, Inc. (since
                                             1994).

Patricia L. Dysart,        Assistant         Assistant Counsel - State Farm
Age 34                     Secretary         Mutual Automobile Insurance
                                             Company;  Assistant Secretary -
                                             State Farm Investment Management
                                             Corp., State Farm Growth Fund,
                                             Inc., State Farm Balanced Fund,
                                             Inc., State Farm Interim Fund,
                                             Inc., and State Farm Municipal Bond
                                             Fund, Inc. (since 1995);  Assistant
                                             Secretary - State Farm VP
                                             Management Corp. (since 1997).

   * Trustee who is an "interested person" of the Trust or SFIM, as defined in the 1940 Act.

Trustees or officers who are interested persons of the Trust do not receive any compensation from the Trust for their services to the Trust. The Trustees who are not interested persons of the Trust receive compensation from the Trust at a rate of $300 per meeting, per Fund. In addition, Trustees who are not interested persons of the Trust are reimbursed for any out-of-pocket expenses incurred in connection with affairs of the Trust.

Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits.

                       Aggregate
                       Compensation          Total Compensation From the Trust
Name                   from the Trust(1)     and Other State Farm Funds (2)
----                   -----------------     ------------------------------
Edward B. Rust, Jr.    None(3)               None(3)
Albert H. Hoopes       $5,400                $12,000
Roger S. Joslin        None(3)               None(3)
Thomas M. Mengler      None(4)               None (4)
Davis U. Merwin        $5,400                $12,000
James A. Shirk         $5,400                $12,000



     (1)  Compensation for the fiscal year ending December 31, 1997.

     (2) The "other State Farm Funds" are State Farm Growth Fund, Inc., State Farm Balanced Fund, Inc., State Farm Interim Fund, Inc., and State Farm Municipal Bond Fund, Inc.
     (3)  Non-compensated interested trustee.
     (4) Did not serve as a trustee of the Trust or as a director of the other State Farm Funds during 1997.

INVESTMENT ADVISORY AGREEMENTS

BETWEEN THE TRUST AND SFIM

The duties and responsibilities of SFIM are specified in the Investment Advisory and Management Services

Agreement between the Trust and SFIM and the separate Service Agreement among the Trust, SFIM and State Farm Mutual Automobile Insurance Company ("SFMAIC") (collectively, the "Management Agreements"). The Management Agreements were approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to the Agreement or interested persons, as defined by the Act, of any such party) at a meeting held for that purpose on September 12, 1997 and the shareholders of each Fund at a meeting held on January 30, 1998. The Management Agreements are not assignable and each may be terminated without penalty upon 60 days written notice at the option of the Trust, SFIM or SFMAIC, as appropriate, or by a vote of shareholders. Each Management Agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

SFIM (under the supervision of the Board of Trustees) continuously furnishes an investment program for the Funds other than the Large Cap, Small Cap, and International Equity Index Funds, is responsible for the actual managing of the investments of such Funds and has responsibility for making decisions governing whether to buy, sell or hold any particular security. In carrying out its obligations to manage the investment and reinvestment of the assets of these Funds, SFIM performs research and obtains and evaluates pertinent economic, statistical and financial data relevant to the investment policies of these Funds.

As described below, SFIM has engaged Barclays Global Fund Advisors ("BGFA") as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds.

SFIM is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of SFIM connected with investment and economic research, trading and investment management of the Trust and the payment of any fees to interested Trustees of the Trust. SFIM provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other employment related costs of employing those persons. SFIM furnishes the Trust with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Trust or of new Funds of the Trust, including legal and accounting expenses and costs of registering securities of the Trust under federal and state securities laws, are also paid by SFIM.

Pursuant to the Service Agreement, SFMAIC provides SFIM with certain personnel, services and facilities to enable SFIM to perform its obligations to the Trust. SFIM reimburses SFMAIC for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by SFMAIC under the separate service agreement. Accordingly, the Trust makes no payment to SFMAIC under the Service Agreement.

The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by SFIM as described in the preceding paragraphs. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Trust, charges of the custodian and transfer agent, if any, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders and contractholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders and contractholders, the cost of paying dividends and capital gains distribution, capital stock certificates, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust.

The Agreement also provides that SFIM shall not be liable to the Trust or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of SFIM in the performance of its duties thereunder.

BETWEEN SFIM AND BGFA

Pursuant to the separate sub-advisory agreement described below (the "Sub-advisory Agreement"), SFIM has engaged BGFA as the investment sub-adviser to provide day-to-day portfolio management for the Large
Cap, Small Cap, and International Equity Index Funds.

The Sub-Advisory Agreement was approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to such Agreements or interested persons, as defined by the Act, of any such party) at a meeting held for that purpose on September 12, 1997 and the shareholders of each Fund at a meeting held on January 30, 1998. The Sub-advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of SFIM or BGFA, or by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares of the class of stock representing an interest in the appropriate Fund. The Sub-advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

BGFA manages the investments of the Large Cap, Small Cap, and International Equity Index Funds, respectively, determining which securities or other investments to buy and sell for each, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, BGFA follows SFIM's policy of seeking to obtain the most favorable price and efficient execution available.

TRACKING ERROR

SFIM and BGFA use the "expected tracking error" of an equity index Fund as a way to measure the Funds' performance relative to the performance of its benchmark index. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the equity index Fund will be between 95% and 105% of the subject index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of the equity index Fund increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Fund, taxes, the need to comply with the diversification and other requirements of the Code and other requirements may adversely impact the tracking of the performance of an equity index Fund to that of its benchmark index. In the event that tracking error exceeds 5%, the Board of Trustees of the Trust will consider what action might be appropriate to reduce the tracking error.

SECURITIES ACTIVITIES OF THE INVESTMENT ADVISERS

Securities held by the Trust may also be held by separate accounts or mutual funds for which SFIM or BGFA acts as an adviser, some of which may be affiliated with SFIM or BGFA. Because of different investment objectives or other factors, a particular security may be bought by SFIM or BGFA for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of SFIM or BGFA arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of SFIM or BGFA during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

On occasions when SFIM or BGFA (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Trust as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by SFIM or BGFA in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

In performing their functions, neither SFIM nor BGFA will execute private sales of securities among the Funds or between a Fund and any other investment account it manages.

                         PORTFOLIO TRANSACTIONS AND BROKERAGE

As described above, either SFIM or BGFA determines which securities to buy and sell for the Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. Fixed income securities are generally traded with dealers acting as principals for their own accounts without a stated commission. The dealer's margin is reflected in the price of the security. Money market obligations may be traded directly with the issuer. Underwritten offerings of stock may be purchased at a fixed price including an amount of compensation to the underwriter.

In placing orders for securities transactions, SFIM's policy (followed by BGFA) is to attempt to obtain the most favorable price and efficient execution available. These entities, subject to the review of the Trust's Board of Trustees, may pay higher than the lowest possible commission in order to obtain better than average execution of transactions and/or valuable investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds.

When selecting broker-dealers to execute portfolio transactions, SFIM considers factors including the rate of commission or size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to SFIM. In some cases, SFIM may use such information to advise other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by SFIM in providing investment advisory services to the Trust. In addition, SFIM may select broker-dealers to execute portfolio transactions who are affiliated with the Trust or SFIM. However, all such directed brokerage will be subject to SFIM's policy to attempt to obtain the most favorable price and efficient execution possible.

PORTFOLIO TURNOVER

There are no fixed limitations regarding the portfolio turnover rate for either the Bond Fund or the Money Market Fund, and securities initially satisfying the objectives and policies of one of these Funds may be disposed of when they are no longer deemed suitable. Consistent with each equity index Fund's investment objective, the Large Cap, Small Cap, and International Equity Index Funds will attempt to minimize portfolio turnover. The Stock and Bond Balanced Fund's portfolio turnover is expected to be low. The Stock and Bond Balanced Fund will purchase or sell securities to: (i) accommodate purchases and sales of its shares; (ii) change the percentages of its assets invested in each of the underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of its assets among the underlying Funds within the percentage limits described in the Prospectus.

Since short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund's shares and by requirements, the satisfaction of which enable the Trust to receive certain favorable tax treatment.

                           DETERMINATION OF NET ASSET VALUE

The net asset value of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange, (currently at 4:00 PM, New York City time) on each day when the New York Stock Exchange is open except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain federal and other holidays. The net asset value of each Fund will not be calculated on the Friday following Thanksgiving or on December 24, 1998. The net asset value per share is computed by dividing the difference between the value of the Fund's assets and liabilities by the number of shares outstanding. Interest earned on portfolio securities and expenses, including fees payable to SFIM, are accrued daily.

Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market. In the absence of any National Market sales on that day, equity securities are valued at the last reported bid price.

Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at fair value as determined by one or more independent pricing services (each, a "Service"). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service's procedures are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

Debt instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the Trustees believe the amortized cost method of valuation does not fairly reflect the fair value of any security, fair value will be determined in good faith by or under the direction of the Board of Trustees of the Trust as in the case of securities having a maturity of more than 60 days.

Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U. S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because of the need to value foreign securities (other than American Depositary Receipts) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in foreign securities may not take place contemporaneously with the valuation of such foreign securities in such Funds. In addition, foreign securities held by the Large Cap and International Equity Index Funds may be traded actively in securities markets which are open for trading on days when those Funds do not calculate their net asset value. Accordingly, there may be occasions when the Large Cap or International Equity Index Fund does not calculate its net asset value but when the value of such Fund's portfolio securities is affected by such trading activity.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations provided by a Service retained for this purpose.

Exchange listed put options written and options purchased are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

All of the assets of the Money Market Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board of Trustees of the Trust (the "Board") has determined this to be in the best interests of the Money Market Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objectives, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                               PERFORMANCE INFORMATION

The Trust may from time to time quote or otherwise use average annual total return information for the Funds in advertisements, shareholder reports or sales literature. Average annual total return values are computed pursuant to equations specified by the Commission.

Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment in a Fund made at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

The Trust also may from time to time quote or otherwise use year-by-year total return, cumulative total return and yield information for the Funds in advertisements, shareholder reports or sales literature. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in a Fund (assuming that all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

Yield is computed by dividing net investment income earned during a recent 30 day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

From time to time the Trust may publish an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise its performance relative to certain indices and benchmark investments, including (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
(b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index-Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 4600 Index; (k) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (1) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, US. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE "Free"), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; and (t) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Fund's performance figures.

The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Advisers' views as to markets, the rationale for a Fund's investments and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and your shares may be worth more or less than their original cost upon redemption.

                             DIVIDENDS AND DISTRIBUTIONS

It is the Trust's intention to distribute substantially all the net investment income, if any, of a Fund. Dividends from net investment income of a Fund will be paid at least semi-annually and are expected to be reinvested in additional full and fractional shares of that Fund. Shares will begin accruing dividends on the day following the date on which the shares are issued, the date of issuance customarily being the "settlement" date.


                                 REDEMPTION OF SHARES

Shares are redeemed at the net asset value per share next determined after the receipt of proper notice of redemption. Payment for redeemed shares will generally occur within seven days of receipt of a proper notice of redemption. The Trust reserves the right to redeem shares in kind.

The right to redeem shares or to receive payment with respect to any redemption may be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Commission or when such Exchange is closed (other than customary weekend and holiday closings) for any period during which an emergency exists, as defined by the Commission, which makes disposal of a Fund's securities or determination of the net asset value of a Fund not reasonably practicable, and for any other periods as the Commission may by order permit for the protection of shareholders of the Fund.


                                ADDITIONAL INFORMATION

SERVICE PROVIDERS

Pursuant to an underwriting agreement and in addition to its duties as investment adviser, SFIM acts as principal underwriter for the Trust.

The Chase Manhattan Bank, North American Insurance Securities Services, 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245 ("Chase Manhattan"), acts as custodian of the assets of the Money Market Fund, Bond Fund, and Stock and Bond Balanced Fund. Under its custody agreement with the Trust, Chase Manhattan maintains the portfolio securities acquired by the Money Market, Bond, and Stock and Bond Balanced Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of these Funds, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission. Similarly, Barclays Global Investors, 45 Fremont Street, San Francisco, California 94105 ("BGI"), is the Trust's custodian for the Large Cap and Small Cap Equity Index Funds. Under its custody agreement with the Trust, BGI maintains the portfolio securities acquired by the Large Cap and Small Cap Equity Index Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of these Funds, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission. Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 ("IBT"), is the Trust's custodian for the International Equity Index Fund. Under its custody agreement with the Trust, IBT maintains the portfolio securities acquired by the International Equity Index Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of this Fund, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission.

Chase Manhattan, BGI, and IBT (the "custodians") may hold securities of the Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust's instructions) assets from a Fund's general (regular) custody account. The custodians also will hold certain assets of certain of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected.

SFIM performs fund accounting services, including the valuation of portfolio securities and the calculation of net asset value, for each of the Funds other than the International Equity Index Fund. IBT performs fund accounting services for the International Equity Index Fund.

RELATIONSHIPS WITH THE COMPANIES THAT MAINTAIN THE BENCHMARK INDICES


STANDARD & POOR'S


"Standard & Poor's-Registered Trademark- ", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund (the "Funds") are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").
S&P makes no representation regarding the advisability of investing in the Funds.


S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Funds. S&P has no obligation to take the needs of the Trust or the owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FRANK RUSSELL COMPANY


The Russell 2000-Registered Trademark- Index is a trademark/service mark of the Frank Russell Company. Russell-Trademark- is a trademark of the Frank Russell Company.


The Small Cap Equity Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.


Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index(es).


Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


MORGAN STANLEY & CO. INCORPORATED


The Morgan Stanley Capital International EAFE-Registered Trademark- Free Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the Trust.


The International Equity Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the Morgan Stanley Capital International EAFE(R) Free Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the Morgan Stanley Capital International EAFE(R) Free Index which is determined, composed and calculated by Morgan Stanley without regard to the issuer of this fund. Morgan Stanley has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the Morgan Stanley Capital International EAFE(R) Free Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, THE TRUST'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

CODE OF ETHICS

SFIM intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with SFIM and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust's officers and Trustees and the employees of SFIM. Barclays has adopted a similar Code of Ethics relating to its employees, and the Board of Trustees of the Trust has adopted Barclays' Code of Ethics insofar as it relates to Barclays' employees' activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics and Barclays' Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles.

INDEPENDENT AUDITORS

Ernst & Young, LLP acts as independent auditors for the Trust. Its offices are at 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young, LLP performs an audit of the financial statements of the Trust annually.

SHARES

The Trust was organized as a business trust pursuant to the laws of the State of Delaware on February 21, 1997. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust's Funds. There are currently six series of shares.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

State Farm Life Insurance Company ("State Farm") provided the initial capital for the Trust by purchasing $15,000,000, $30,000,000, $54,000,000, $10,000,000,
and $10,000,000 of shares in the Large Cap Equity Index, Small Cap Equity Index, International Equity Index, Bond, and Money Market Funds, respectively. Such shares were acquired for investment and can only be disposed of by redemption.


VOTING RIGHTS

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners of variable annuity or variable life insurance contracts having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, contract owners or plan participants having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

OTHER INFORMATION

This Statement of Additional Information and the Prospectus for the Trust do not contain all the information set forth in the registration statement and exhibits relating thereto (the "Registration Statement"), which the Trust has filed with the Commission, to which reference is hereby made.



                           UNAUDITED FINANCIAL STATEMENTS

The unaudited financial statements of the Trust for the period ended March 31, 1998 appear on the following pages.

                 STATE FARM VP TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 1998
                                   (UNAUDITED)


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
               COMMON STOCK                                 99.30%

               AEROSPACE/DEFENSE                             1.00%
    2,036.00   Boeing Company                                          106,126
      126.00   General Dynamics Corporation                             10,852
      403.00   Lockheed Martin Corporation                              45,337
      133.00   Northrop Grumman Corporation                             14,289
                                                                   -----------
                                                                       176,604

               AGRICULTURE, FOODS, & BEVERAGE                6.33%
    1,004.00   Anheuser-Busch Companies Inc.                            46,498
    1,159.00   Archer-Daniels-Midland Company                           25,426
      302.00   Bestfoods                                                35,296
      138.00   Brown-Forman Corporation Class B                          7,590
      939.00   Campbell Soup Company                                    53,288
    5,050.00   The Coca-Cola Company                                   391,059
      963.00   ConAgra Inc.                                             30,936
       74.00   Coors (Adolph) Company Class B                            2,590
      331.00   General Mills Inc.                                       25,156
      758.00   Heinz (H.J.) Company                                     44,248
      300.00   Hershey Foods Corporation                                21,488
      831.00   Kellogg Company                                          35,837
    3,095.00   PepsiCo Inc.                                            132,118
      131.00   Pioneer Hi-Bred International                            12,781
      277.00   Quaker Oats Company                                      15,858
      213.00   Ralston Purina Co.                                       22,578
      974.00   Sara Lee Corporation                                     60,023
      722.00   Seagram Company Ltd.                                     27,571
      120.00   Supervalu Inc.                                            5,595
      684.00   Sysco Corporation                                        17,528
    1,314.00   Unilever N.V.                                            90,173
        0.40   Vlasic Foods International                                   10
      232.00   Wrigley (Wm.) Jr. Company                                18,966
                                                                   -----------
                                                                     1,122,613

               AIRLINES                                      0.40%
      182.00   AMR Corporation                                          26,060
      148.00   Delta Air Lines Inc.                                     17,501
      447.00   Southwest Airlines                                       13,215
      182.00   US Airways Group                                         13,491
                                                                   -----------
                                                                        70,267

               AUTOMOTIVE                                    2.39%
       56.00   Aeroquip-Vickers Inc.                                     3,237
    1,333.00   Chrysler Corporation                                     55,403
      157.00   Cooper Tire & Rubber Company                              3,729
       76.00   Cummins Engine Company                                    4,190
      210.00   Dana Corporation                                         12,219
      126.00   Echlin Inc.                                               6,607
    2,447.00   Ford Motor Company                                      158,596
    1,448.00   General Motors Corporation                               97,650


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
      382.00   Genuine Parts Company                                    14,564
      327.00   Goodyear Tire & Rubber Company                           24,770
      237.00   ITT Industries, Inc.                                      9,021
      150.00   Navistar International                                    5,250
      155.00   Paccar Inc.                                               9,232
      122.00   Snap-On, Incorporated                                     5,566
      246.00   TRW Inc.                                                 13,561
                                                                   -----------
                                                                       423,595

               BANKS                                         8.99%
      232.00   Ahmanson (H.F.) & Company                                17,980
      293.00   BB&T Corporation                                         19,832
    1,319.00   Banc One Corporation                                     83,427
      777.00   Bank of New York Company Inc.                            48,805
    1,415.00   BankAmerica Corporation                                 116,914
      305.00   Bank of Boston Corporation                               33,626
      196.00   Bankers Trust New York Corporation                       23,581
      867.00   Chase Manhattan Corporation                             116,937
      937.00   Citicorp                                                133,054
      210.00   Comerica, Inc.                                           22,221
      410.00   CoreStates Financial Corporation                         36,798
      318.00   Fifth Third Bancorp                                      27,189
      591.00   First Chicago NBD Corporation                            52,082
    1,319.00   First Union Corporation                                  74,853
      553.00   Fleet Financial Group Inc.                               47,040
      113.00   Golden West Financial Corporation                        10,827
      407.00   Hunting Bancshares Inc.                                  14,830
      888.00   KeyCorp                                                  33,578
      518.00   Mellon Bank Corporation                                  32,893
      269.00   Mercantile Bancorporation                                14,745
      370.00   Morgan (J.P.) & Company                                  49,696
      427.00   National City Corporation                                31,304
    1,918.00   NationsBank Corporation                                 139,894
      222.00   Northern Trust Co.                                       16,594
    1,549.00   Norwest Corporation                                      64,380
      619.00   PNC Bank Corporation                                     37,101
      109.00   Republic New York Corporation                            14,538
      336.00   State Street Corporation                                 22,869
      366.00   Summit Bancorp                                           18,323
      436.00   SunTrust Banks Inc.                                      32,863
      375.00   Synovus Financial Corporation                            13,922
      500.00   U.S. Bancorp                                             62,375
      418.00   Wachovia Corporation                                     35,452
      524.00   Washington Mutual Inc.                                   37,581
      173.00   Wells Fargo & Company                                    57,306
                                                                   -----------
                                                                     1,595,410

               BUILDING MATERIALS & CONSTRUCTION             0.36%
       81.00   Armstrong World Industries Inc.                           7,012
      189.00   Black & Decker Corporation                               10,029
      118.00   Centex Corporation                                        4,499


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
       72.00   Fleetwood Enterprises                                     3,353
       78.00   Kaufman & Broad Home Corporation                          2,540
      345.00   Masco Corporation                                        20,528
      107.00   Owens Corning                                             3,845
       42.00   Pulte Corporation                                         1,953
      178.00   Stanley Works                                             9,923
                                                                   -----------
                                                                        63,682

               CHEMICALS                                     2.53%
      239.00   Air Products & Chemicals Inc.                            19,807
      468.00   Dow Chemical Company                                     45,513
    2,310.00   Du Pont (E.I.) De Nemours and Company                   157,080
      157.00   Eastman Chemical Company                                 10,588
      258.00   Ecolab Inc.                                               7,482
      314.00   Engelhard Corporation                                     5,966
       73.00   FMC Corporation                                           5,730
      143.00   Goodrich (B.F.) Company                                   7,302
      148.00   Grace (W.R.) & Company                                   12,386
      120.00   Great Lakes Chemical Corporation                          6,480
      193.00   Hercules Inc.                                             9,529
      218.00   International Flavors & Fragrances Inc.                  10,273
    1,219.00   Monsanto Company                                         63,388
      266.00   Morton International Inc.                                 8,728
      133.00   Nalco Chemical Company                                    5,395
      371.00   PPG Industries Inc.                                      25,205
      315.00   Praxair, Inc.                                            16,203
      122.00   Rohm & Haas Company                                      12,604
      200.00   Sigma-Aldrich Corporation                                 7,450
      246.00   Union Carbide Corporation                                12,331
                                                                   -----------
                                                                       449,440

               COMMERCIAL SERVICE/SUPPLY                     1.89%
      208.00   Block (H & R) Inc.                                        9,893
    1,660.00   Cendant Corporation                                      65,778
      339.00   Cognizant Corporation                                    19,450
      162.00   Deluxe Corporation                                        5,336
      316.00   Donnelley (R.R.) & Sons Company                          12,976
      365.00   Dun & Bradstreet Corporation                             12,479
      659.00   Eastman Kodak Company                                    42,753
      307.00   Federal Express Corporation                              21,835
       62.00   Harland (J.H.) Company                                      965
      252.00   Interpublic Group of Companies, Inc.                     15,656
      177.00   Moore Corporation Ltd.                                    2,942
      589.00   Pitney Bowes Inc.                                        29,560
       90.00   Polaroid Corporation                                      3,960
      513.00   Service Corporation International                        21,770
      661.00   Xerox Corporation                                        70,355
                                                                   -----------
                                                                       335,708

               COMPUTERS                                     4.62%
      736.00   3Com Corporation                                         26,450


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
      274.00   Apple Computer Inc.                                       7,535
      443.00   Bay Networks, Inc.                                       12,016
      341.00   Cabletron Systems                                         4,966
    2,080.00   Cisco Systems Inc.                                      142,220
    3,089.00   Compaq Computer Corporation                              79,928
       96.00   Data General Corporation                                  1,698
    1,339.00   Dell Computer Corporation                                90,717
      295.00   Digital Equipment Corporation                            15,432
    1,016.00   EMC Corporation                                          38,418
    2,118.00   Hewlett-Packard Company                                 134,228
      275.00   Ikon Office Solutions                                     9,505
    1,982.00   International Business Machines Corporation             205,880
      513.00   Seagate Technology, Inc.                                 12,953
      399.00   Silicon Graphics, Inc.                                    5,561
      783.00   Sun Microsystems Inc.                                    32,666
                                                                   -----------
                                                                       820,173

               COMPUTER SOFTWARE & SERVICES                  4.23%
      146.00   Adobe Systems Inc.                                        6,597
       97.00   Autodesk Inc.                                             4,183
      619.00   Automatic Data Processing Inc.                           42,131
      153.00   Ceridian Corporation                                      8,252
    1,117.00   Computer Associates International                        64,507
      325.00   Computer Sciences Corporation                            17,875
      865.00   First Data Corporation                                   28,113
      437.00   HBO & Co.                                                26,384
      169.00   Kla-Tencor Corporation                                    6,464
    4,968.00   Microsoft Corporation                                   444,636
      698.00   Novell Inc.                                               7,482
    2,008.00   Oracle Corporation                                       63,377
      518.00   Parametric Technology Corp.                              17,256
       50.00   Shared Medical Systems Corporation                        3,919
      499.00   Unisys Corporation                                        9,481
                                                                   -----------
                                                                       750,657

               CONSUMER & MARKETING                          4.16%
      112.00   Alberto-Culver Company                                    3,409
      147.00   American Greetings Corporation Class A                    6,762
      264.00   Avon Products Inc.                                       20,592
      199.00   Brunswick Corporation                                     6,940
      206.00   Clorox Company                                           17,652
      601.00   Colgate-Palmolive Company                                52,062
      331.00   Darden Restaurants Inc.                                   5,151
      442.00   Fort James Corporation                                   20,249
    1,144.00   The Gillette Company                                    135,779
      253.00   Hasbro Inc.                                               8,934
       78.00   Jostens Inc.                                              1,872
    1,138.00   Kimberly-Clark Corporation                               57,042
      591.00   Mattel Inc.                                              23,418
      190.00   Maytag Corporation                                        9,084
    1,414.00   McDonald's Corporation                                   84,840


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
      318.00   Newell Company                                           15,403
    2,749.00   The Procter & Gamble Company                            231,947
      299.00   Rubbermaid Inc.                                           8,521
        0.75   Sodexho Marriott Services                                    20
      303.00   Tricon Global Restaurants                                 9,109
      122.00   Tupperware Corporation                                    3,248
      289.00   Wendy's International Inc.                                6,448
      150.00   Whirlpool Corporation                                    10,284
                                                                   -----------
                                                                       738,766

               CONTAINERS & PACKAGING                        0.24%
       60.00   Ball Corporation                                          1,965
      106.00   Bemis Company Inc.                                        4,783
      256.00   Crown Cork & Seal Inc.                                   13,696
      281.00   Owens-Illinois Inc.                                      12,153
      198.00   Stone Container Corporation                               2,475
      113.00   Temple-Inland Inc.                                        7,020
                                                                   -----------
                                                                        42,092

               ELECTRIC UTILITIES                            2.51%
      274.00   Ameren Corporation                                       11,542
      394.00   American Electric Power Company Inc.                     19,798
      295.00   Baltimore Gas & Electric Company                          9,643
      300.00   Carolina Power & Light Company                           13,575
      474.00   Central & Southwest Corporation                          12,679
      340.00   Cinergy Corporation                                      12,580
      479.00   Consolidated Edison of New York                          22,393
      290.00   DTE Energy Co.                                           11,401
      393.00   Dominion Resources Inc.                                  16,506
      729.00   Duke Energy Corp.                                        43,421
      772.00   Edison International                                     22,677
      497.00   Entergy Corporation                                      14,786
      378.00   FPL Group Inc.                                           24,287
      470.00   Firstenergy Corporation                                  14,482
      266.00   GPU, Inc.                                                11,771
      570.00   Houston Industries Incorporated                          16,388
      288.00   Niagara Mohawk Power Corporation                          3,744
      149.00   Northern States Power Company                             8,791
      469.00   Peco Energy Company                                      10,377
      886.00   PG&E Corporation                                         29,238
      331.00   PP&L Resources Inc.                                       7,820
      602.00   Pacificorp                                               14,824
      473.00   Public Service Enterprises                               17,915
    1,403.00   Southern Company                                         38,846
      502.00   Texas Utilities Company (Holding Co.)                    19,735
      442.00   Unicom Corporation                                       15,470
                                                                   -----------
                                                                       444,689

               ELECTRONIC/ELECTRICAL MANUFACTURING           6.48%
      283.00   Advanced Micro Devices, Inc.                              8,225
      449.00   AMP Inc.                                                 19,672


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
      738.00   Applied Materials, Inc.                                  26,061
       90.00   EG&G Inc.                                                 2,615
      911.00   Emerson Electric Company                                 59,386
    6,691.00   General Electric Company                                576,681
       99.00   General Signal Corporation                                4,628
       99.00   Grainger (W.W.), Inc.                                    10,178
      254.00   Honeywell Inc.                                           21,003
    3,348.00   Intel Corporation                                       261,353
      283.00   LSI Logic Corporation                                     7,146
      432.00   Micron Technology, Inc.                                  12,555
      326.00   National Semiconductor Corporation                        6,826
      103.00   Perkin-Elmer Corporation                                  7,448
      172.00   Raychem Corporation                                       7,149
      687.00   Raytheon Company                                         40,104
      417.00   Rockwell International Corporation                       23,925
      101.00   Tektronix, Inc.                                           4,507
      804.00   Texas Instruments Inc.                                   43,516
      110.00   Thomas & Betts Corporation                                7,040
                                                                   -----------
                                                                     1,150,018

               ENGINEERING & CONSTRUCTION                    0.09%
      167.00   Fluor Corporation                                         8,308
       81.00   Foster Wheeler Corporation                                2,475
      112.00   McDermott International, Inc.                             4,627
                                                                   -----------
                                                                        15,410

               ENVIRONMENTAL CONTROLS                        0.31%
      395.00   Browning-Ferris Industries                               12,887
      681.00   Laidlaw Inc.                                             10,811
      117.00   Safety-Kleen Corporation                                  3,320
      919.00   Waste Management Inc.                                    28,317
                                                                   -----------
                                                                        55,335

               FINANCIAL SERVICES                            3.64%
      953.00   American Express Company                                 87,497
      517.00   American General Corporation                             33,443
      106.00   Beneficial Corporation                                   13,177
      216.00   Countrywide Credit Industries, Inc.                      11,488
      300.00   Equifax Inc.                                             10,950
    1,418.00   Federal Home Loan Mortgage Corporation                   67,266
    2,174.00   Federal National Mortgage Association                   137,505
      272.00   Green Tree Financial Corporation                          7,735
      214.00   Household International, Inc.                            29,479
      204.00   Lehman Brothers Holding Inc.                             15,274
      199.00   MBIA Inc.                                                15,423
    1,026.00   MBNA Corporation                                         36,744
      228.00   MGIC Investment Corporation                              14,977
      675.00   Merrill Lynch & Company                                  56,025
    1,218.00   Morgan Stanley Dean Witter                               88,762
      540.00   Schwab Charles Corporation                               20,520
                                                                   -----------
                                                                       646,265


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
               FOREST PRODUCTS                               0.66%
      112.00   Boise Cascade Corporation                                 4,039
      192.00   Champion International Corporation                       10,428
      185.00   Georgia-Pacific Corporation                              11,979
      614.00   International Paper Company                              28,743
      219.00   Louisiana-Pacific Corporation                             5,092
      209.00   The Mead Corporation                                      7,485
       58.00   Potlatch Corporation                                      2,498
      139.00   Union Camp Corporation                                    8,305
      204.00   Westvaco Corporation                                      6,273
      414.00   Weyerhaeuser Company                                     23,391
      222.00   Willamette Industries                                     8,339
                                                                   -----------
                                                                       116,572

               HEALTH CARE                                  11.12%
    1,568.00   Abbott Laboratories                                     118,090
      130.00   Allergan Inc.                                             4,940
      171.00   Alza Corporation                                          7,663
    1,333.00   American Home Products Corporation                      127,135
      114.00   Bard (C.R.) Inc.                                          4,189
      110.00   Bausch & Lomb Inc.                                        5,026
      569.00   Baxter International Inc.                                31,366
      244.00   Becton, Dickinson and Company                            16,607
      223.00   Biomet Inc.                                               6,690
      404.00   Boston Scientific Corporation                            27,270
    2,026.00   Bristol-Myers Squibb Company                            211,337
      218.00   Cardinal Health Inc.                                     19,225
    1,318.00   Columbia/HCA Healthcare                                  42,505
      306.00   Guidant Corporation                                      22,453
      796.00   Healthsouth Corporation                                  22,338
      327.00   Humana Inc.                                               8,114
    2,751.00   Johnson & Johnson                                       201,683
    2,291.00   Lilly (Eli) & Company                                   136,601
      146.00   Mallinckrodt Inc.                                         5,767
      127.00   Manor Care Inc.                                           4,699
      962.00   Medtronic Inc.                                           49,904
    2,443.00   Merck & Company                                         313,620
    2,648.00   Pfizer Inc.                                             263,972
    1,028.00   Pharmacia & Upjohn Inc.                                  44,975
      183.00   St Jude Medical Inc.                                      6,119
    1,502.00   Schering-Plough Corporation                             122,695
      620.00   Tenet Healthcare Corporation                             22,514
      391.00   United Healthcare Corporation                            25,317
      151.00   United States Surgical Corporation                        4,983
      559.00   Warner-Lambert Company                                   95,205
                                                                   -----------
                                                                     1,973,002

               INSURANCE                                     4.62%
      312.00   Aetna Incorporated                                       26,032
      881.00   The Allstate Corporation                                 80,997


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
    1,436.00   American International Group Inc.                       180,846
      350.00   Aon Corporation                                          22,662
      355.00   Chubb Corporation                                        27,823
      148.00   Cigna Corporation                                        30,340
      110.00   Cincinnati Financial Corporation                         13,778
      391.00   Conseco Inc.                                             22,140
      157.00   General Re Corporation                                   34,638
      236.00   Hartford Financial Services Group                        25,606
      142.00   Jefferson-Pilot Corporation                              12,629
      204.00   Lincoln National Corporation                             17,315
      230.00   Loews Corporation                                        23,977
      354.00   Marsh & McLennan Companies, Inc.                         30,909
      144.00   Progressive Corporation                                  19,395
      190.00   Providian Financial Corporation                          10,913
      282.00   Safeco Corporation                                       15,413
      167.00   The St. Paul Companies                                   14,884
      420.00   Sunamerica Inc.                                          20,107
      280.00   Torchmark Corporation                                    12,828
      126.00   Transamerica Corporation                                 14,679
    2,340.00   Travelers Group Inc.                                    140,400
      277.00   Unum Corporation                                         15,287
      225.00   USF&G Corporation                                         5,611
                                                                   -----------
                                                                       819,209

               LODGING & GAMING                              0.28%
      227.00   Harrah's Entertainment Inc.                               5,576
      510.00   Hilton Hotels Corporation                                16,256
      255.00   Marriott International Inc. Class A                       9,132
      255.00   Marriott International                                    9,483
      358.00   Mirage Resorts Inc.                                       8,704
                                                                   -----------
                                                                        49,151

               MACHINERY & MANUFACTURING                     3.12%
    1,162.00   Allied Signal Inc.                                       48,804
      205.00   Avery Dennison Corporation                               10,942
       50.00   Briggs & Stratton Corporation                             2,291
      150.00   Case Corporation                                         10,219
      754.00   Caterpillar Inc.                                         41,517
       80.00   Cincinnati Milacron, Inc.                                 2,550
      242.00   Cooper Industries Inc.                                   14,384
      487.00   Corning Inc.                                             21,550
       92.00   Crane Company                                             4,876
      504.00   Deere & Company                                          31,216
      454.00   Dover Corporation                                        17,252
      154.00   Eaton Corporation                                        14,659
       99.00   Harnischfeger Industries Inc.                             3,384
      508.00   Illinois Tool Works                                      32,893
      331.00   Ingersoll-Rand Company                                   15,867
      167.00   Johnson Controls Inc.                                    10,135
       87.00   Millipore Corporation                                     3,023
      841.00   Minnesota Mining & Manufacturing Company                 76,689


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
       16.00   Nacco Industries                                          2,144
       86.00   National Service Industries Inc.                          5,058
      254.00   Pall Corporation                                          5,461
      223.00   Parker-Hannifin Corporation                              11,429
      340.00   Tenneco Inc.                                             14,514
      343.00   Textron Inc.                                             26,411
      327.00   Thermo Electron Corporation                              13,203
      126.00   Timken Company                                            4,260
    1,170.00   Tyco International, Ltd.                                 63,911
      480.00   United Technologies Corporation                          44,310
                                                                   -----------
                                                                       552,952

               MEDIA & BROADCASTING                          3.29%
    1,456.00   CBS Corporation                                          49,413
      211.00   Clear Channel Communications                             20,678
      707.00   Comcast Corporation                                      24,966
    1,378.00   The Walt Disney Company                                 147,101
      192.00   Dow Jones & Company                                      10,164
      577.00   Gannett Company                                          41,472
      146.00   King World Productions, Inc.                              4,271
      169.00   Knight-Ridder, Inc.                                       9,443
      198.00   The McGraw-Hill Companies, Inc.                          15,060
      106.00   Meredith Corporation                                      4,465
      192.00   New York Times Company                                   13,440
      332.00   Omnicom Group                                            15,625
    1,038.00   Tele Communications Inc. Class A                         32,275
    1,182.00   Time Warner Inc.                                         85,104
      177.00   Times Mirror Company                                     11,217
      246.00   Tribune Company                                          17,343
    1,237.00   US West Media Group                                      42,986
      715.00   Viacom Inc.                                              38,431
                                                                   -----------
                                                                       583,454

               MINING & METALS                               0.86%
      464.00   Alcan Aluminium Ltd.                                     14,500
      397.00   Allegheny Teledyne                                       11,041
      359.00   Aluminum Company of America                              24,704
      216.00   Armco Inc.                                                1,269
       81.00   Asarco, Inc                                               2,162
      769.00   Barrick Gold Corporation                                 16,630
      459.00   Battle Mountain Gold Co                                   2,926
      225.00   Bethlehem Steel Corporation                               3,052
      187.00   Cyprus Amax Minerals Company                              3,109
      386.00   Freeport-McMoran Copper & Gold                            7,696
      293.00   Homestake Mining                                          3,186
      359.00   Inco Ltd.                                                 6,709
       98.00   Inland Steel Industries Inc.                              2,707
      313.00   Newmont Mining Corporation                                9,566
      176.00   Nucor Corporation                                         9,581
      117.00   Phelps Dodge Corporation                                  7,554
      528.00   Placer Dome Inc.                                          6,963


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
      148.00   Reynolds Metals Company                                   9,093
      172.00   USX-US Steel Group                                        6,493
      193.00   Worthington Industries                                    3,498
                                                                   -----------
                                                                       152,439

               PHARMACEUTICALS                               0.18%
        6.00   Allergan Specialty Therapeutic                               73
      536.00   Amgen Inc.                                               32,629
                                                                   -----------
                                                                        32,702

               OIL, GAS, & OTHER ENERGY                      8.31%
      183.00   Amerada Hess Corporation                                 10,671
      998.00   Amoco Corporation                                        86,202
      120.00   Anadarko Petroleum Corporation                            8,280
      206.00   Apache Corporation                                        7,571
      150.00   Ashland Inc.                                              8,494
      651.00   Atlantic Richfield Company                               51,185
      347.00   Baker-Hughes Inc.                                        13,967
      353.00   Burlington Resources Inc.                                16,922
    1,347.00   Chevron Corporation                                     108,181
      212.00   Coastal Corporation                                      13,806
      111.00   Columbia Gas System                                       8,630
      191.00   Consolidated Natural Gas Company                         11,018
      375.00   Dresser Industries, Inc.                                 18,023
       41.00   Eastern Enterprises                                       1,763
      635.00   Enron Corporation                                        29,448
    5,035.00   Exxon Corporation                                       340,492
      533.00   Halliburton Company                                      26,750
      100.00   Helmerich & Payne Inc.                                    3,125
       95.00   Kerr-McGee Corporation                                    6,608
    1,607.00   Mobil Corporation                                       123,136
       97.00   Nicor Inc.                                                4,098
      687.00   Occidental Petroleum Corporation                         20,138
       62.00   Oneok Inc.                                                2,527
      211.00   Oryx Energy Company                                       5,486
      167.00   Pacific Enterprises                                       6,816
       95.00   Pennzoil Company                                          6,139
       70.00   Peoples Energy Corporation                                2,546
      536.00   Phillips Petroleum Company                               26,767
      173.00   Rowan Companies, Inc.                                     5,017
    4,373.00   Royal Dutch Petroleum Company                           248,441
    1,024.00   Schlumberger Ltd.                                        77,568
      243.00   Sonat Inc.                                               10,571
      143.00   Sun Inc.                                                  5,845
    1,120.00   Texaco Inc.                                              67,480
      586.00   USX-Marathon Group                                       22,048
      532.00   Union Pacific Resources Group Inc.                       12,702
      502.00   Unocal Corporation                                       19,421
      109.00   Western Atlas Inc.                                        8,434
      864.00   The Williams Companies, Inc.                             27,648
                                                                   -----------
                                                                     1,473,964


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
               RETAILERS                                     5.20%
      500.00   Albertson's Inc.                                         26,313
      555.00   American Stores Company                                  14,430
      312.00   Autozone Inc.                                            10,569
      212.00   Charming Shoppes Inc.                                     1,007
      197.00   Circuit City Stores-Carmax                                8,422
      359.00   CVS Corporation                                          27,104
      214.00   Consolidated Stores                                       9,189
      434.00   Costco Companies Inc.                                    23,219
      461.00   Dayton Hudson Corporation                                40,568
      221.00   Dillards Department Stores                                8,163
      444.00   Federated Deptartment Stores                             23,005
      803.00   The GAP Inc.                                             36,135
      120.00   Giant Food Inc                                            4,635
       76.00   Great Atlantic & Pacific Tea Company                      2,299
      141.00   Harcourt General Inc.                                     7,808
    1,501.00   Home Depot Inc.                                         101,224
      999.00   KMart Corporation                                        16,671
      519.00   Kroger Company                                           23,971
      553.00   The Limited, Inc.                                        15,864
       77.00   Longs Drug Stores Inc.                                    2,344
      364.00   Lowe's Companies                                         25,548
      477.00   May Department Stores Company                            30,289
       73.00   Mercantile Stores Company Inc.                            4,905
      154.00   Nordstrom Inc.                                            9,827
      509.00   Penney (J.C.), Inc.                                      38,525
      127.00   Pep Boys-Manny, Moe & Jack                                2,945
      518.00   Rite Aid Corporation                                     17,741
      808.00   Sears Roebuck and Company                                46,410
      370.00   Sherwin-Williams Company                                 13,135
      326.00   TJX Companies Inc.                                       14,752
      206.00   Tandy Corporation                                         9,682
      570.00   Toys 'R' Us Inc.                                         17,136
    4,581.00   Wal-Mart Stores                                         232,772
    1,003.00   Walgreen Company                                         35,293
      297.00   Winn-Dixie Stores, Inc.                                  13,773
      270.00   Woolworth Corporation                                     6,750
                                                                   -----------
                                                                       922,423

               TELECOM & TELECOM EQUIPMENT                   9.15%
    1,033.00   Airtouch Communications Inc.                             50,552
      370.00   Alltel Corporation                                       16,164
    2,236.00   Ameritech Corporation                                   110,542
      180.00   Andrew Corporation                                        3,566
    3,324.00   AT&T Corporation                                        218,138
    1,591.00   Bell Atlantic Corporation                               163,077
    2,021.00   BellSouth Corporation                                   136,544
      261.00   DSC Communications Corporation                            4,747
      328.00   Frontier Corporation                                     10,680
      295.00   General Instrument Corporation                            6,177


SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
                                                                   $
    1,952.00   GTE Corporation                                         116,876
      159.00   Harris Corporation                                        8,288
    1,327.00   Lucent Technologies Inc.                                169,690
    1,421.00   MCI Communications Corporation                           70,340
    1,227.00   Motorola, Inc.                                           74,387
    1,072.00   Northern Telecom Ltd.                                    69,278
    3,742.00   SBC Communications Inc.                                 163,245
      158.00   Scientific-Atlanta Inc.                                   3,091
      883.00   Sprint Corporation                                       59,768
      377.00   Tellabs Inc.                                             25,306
      990.00   US West Communications Group                             54,203
    2,066.00   Worldcom Inc.                                            88,967
                                                                   -----------
                                                                     1,623,626

               TEXTILES, CLOTHING & FABRICS                  0.32%
      146.00   Fruit of the Loom Inc.                                    4,471
      133.00   Liz Claiborne Inc.                                        6,633
      590.00   Nike Inc.                                                26,108
      112.00   Reebok International Ltd.                                 3,416
       73.00   Russell Corporation                                       1,957
       40.00   Springs Industries                                        2,197
      244.00   V.F. Corporation                                         12,825
                                                                   -----------
                                                                        57,607

               TOBACCO                                       1.32%
      368.00   Fortune Brands Inc.                                      14,674
    4,942.00   Philip Morris Companies Inc.                            206,020
      393.00   UST Inc.                                                 12,674
                                                                   -----------
                                                                       233,368

               TRANSPORTATION                                0.70%
      327.00   Burlington Northern Santa Fe                             34,008
      451.00   CSX Corporation                                          26,834
      763.00   Norfolk Southern Corporation                             28,517
      153.00   Ryder System Inc.                                         5,814
      519.00   Union Pacific Corporation                                29,161
                                                                   -----------
                                                                       124,334
                                                                   -----------

               Total common stocks (cost: $15,446,029)              17,615,527

               SHORT-TERM INVESTMENTS                        0.84%
$150,000.00    U.S. Treasury bills, 4.985% to 5.36%
               effective yield, due April 1998                         149,568
                                                                   -----------

               Total short-term investments
               (cost: $149,584)                                        149,568
                                                                   -----------

               TOTAL INVESTMENTS (COST: $15,595,613)       100.14%  17,765,095

               CASH AND OTHER ASSETS, LESS LIABILITIES      -0.14%     (24,915)
                                                                   -----------

               NET ASSETS                                  100.00% $17,740,180
                                                                   -----------
                                                                   -----------

Note: At March 31, 1998, net unrealized appreciation of $2,169,482 consisted of gross unrealized appreciation of $2,231,990 and gross unrealized depreciation of $62,508 based on cost of $15,595,613 for federal income tax purposes.

                     STATE FARM VP TRUST SMALL CAP EQUITY INDEX FUND
                                 PORTFOLIO OF INVESTMENTS
                                      MARCH 31, 1998
                                        (UNAUDITED)


   SHARES OR
   PRINCIPAL
      AMOUNT                                                          VALUE


                                                                    $
               COMMON STOCK                              99.65%

               COMMERCIAL SERVICE/SUPPLY                  0.28%
      600.00   Big Flower Holdings Inc.                                  18,225
    1,800.00   Mack Cali Realty Corp.                                    70,312
      800.00   Telespectrum Worldwide                                     5,800
                                                                         94,337

               CONSUMER & MARKETING                       0.27%
      800.00   Arvin Industries                                          32,750
    1,400.00   Jostens, Inc.                                             33,600
      300.00   Kenneth Cole Productions A                                 6,037
      100.00   Mine Safety Appliances Company                             6,900
      200.00   Systems Corp.                                              2,825
      400.00   Talbots Inc.                                               7,825
                                                                         89,937

               CONSUMER DISCRETIONARY                    16.75%
      300.00   Abacus Direct Corp                                        15,675
      300.00   Abercrombie & Fitch Co                                    12,619
      600.00   ABM Industries Inc.                                       18,638
    1,400.00   Acclaim Entertainment Inc.                                 9,275
      300.00   Ackerley Group Inc.                                        6,131
    2,000.00   Acnielsen Corp                                            52,875
      500.00   Action Performance Companies Inc.                         17,594
      400.00   Activision Inc New                                         4,300
      200.00   Administaff Inc                                            8,612
      800.00   Advo Inc                                                  22,100
      600.00   Alberto Culver Co.                                        18,263
      500.00   Alternative Resources Corp                                10,531
      200.00   Amazon Com Inc.                                           17,106
      200.00   AMC Entertainment Inc.                                     4,775
      400.00   Amerco                                                    12,300
      800.00   American Business Inform Class B                          11,400
    1,500.00   American Media Inc.                                       11,812
    1,500.00   American Mgmt Sys Inc.                                    41,250
      800.00   American Radio Sys Corp                                   50,750
      400.00   American Safety Razor Co.                                  7,050
      800.00   Ames Dept Stores Inc                                      16,900
      200.00   Anchor Gaming                                             14,850
      900.00   Anntaylor Stores Corp                                     14,794
      600.00   Apac Teleservices Inc.                                     7,763
    1,000.00   Apple South Inc.                                          14,812
    1,100.00   Applebee's Intl Inc.                                      25,438
      200.00   Applied Graphics Technology                                9,625
      500.00   Arron Rents Inc.                                          12,156
    1,000.00   Ascent Entertainment Group Inc.                           10,312
      600.00   Authentic Fitness Corp.                                   11,925
      200.00   Aviation Sales Co.                                         8,200
    1,600.00   Aztar Corp.                                               13,800
      100.00   Bacou USA Inc.                                             1,638
      500.00   Bassett Furniture Industries Inc.                         15,344
      100.00   Berlitz Intl Inc New                                       2,706



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
    1,200.00   Best Buy Inc.                                             79,950
      200.00   Bet Holdings Inc.                                         12,225
    1,300.00   BJ's Wholesale Club Inc.                                  50,700
    1,500.00   Bob Evans Farms Inc.                                      31,781
      400.00   Borg Warner Sec Corp.                                      7,875
      700.00   Bowne & Co Inc.                                           28,962
    1,200.00   Boyd Gaming Corp                                           8,625
      200.00   BRC Holdings Inc.                                          7,850
    1,800.00   Brightpoint Inc.                                          30,938
    2,300.00   Brinker Intl Inc.                                         50,312
    1,600.00   Bristol Hotel Co.                                         44,000
      700.00   Broderbund Software Inc.                                  12,775
      600.00   Brown Group Inc.                                           8,625
      200.00   Brylane Inc.                                              11,213
      300.00   BT Office Prods Intl Inc.                                  3,581
      100.00   Buckle Inc.                                                5,013
      700.00   Budget Group Inc.                                         26,250
    1,600.00   Buffets Inc.                                              22,000
      700.00   Burlington Coat Factory                                   12,162
      300.00   Bush Industries Inc.                                       8,513
      900.00   Capstar Hotel Co.                                         31,219
      400.00   Caribiner Intl Inc.                                       15,400
      300.00   Carmike Cinemas Inc.                                       9,638
      800.00   Cash Amer Intl Inc.                                       13,000
      700.00   Catalina Marketing Corp                                   36,837
      400.00   CDI Corp                                                  17,225
      500.00   Cellstar Corp                                             16,000
      800.00   Cellular Technical Services Inc.                           1,250
      900.00   Central Garden & Pet Co.                                  35,156
      300.00   Central Parking Corp                                      14,325
    3,700.00   Charming Shoppes Inc.                                     17,575
      400.00   Cheesecake Factory Inc                                    13,325
    1,700.00   Choice Hotels Intl Inc.                                   31,238
      500.00   Cidco Inc.                                                 4,719
      500.00   Circuit City Stores-Carmax                                 5,781
    1,700.00   CKE Restaurants Inc.                                      62,475
      200.00   CKS Group Inc.                                             3,762
    1,600.00   Claire's Stores Inc.                                      36,700
      300.00   Claremont Technology Group Inc                             4,350
      300.00   Cnet Inc.                                                  8,063
      500.00   Coinmach Laundry Corp.                                    10,562
      500.00   Cole National Corp New                                    19,312
      300.00   Coleman Inc New                                            9,244
    1,000.00   Computer Horizons Corp                                    50,250
      400.00   Computer Learning Centers Inc.                             6,700
      700.00   Computer Task Group Inc.                                  28,831
      200.00   Consolidated Cigar Holdings Inc.                           3,163
      300.00   Consolidated Graphics Inc.                                17,362
      700.00   Consolidated Prods Inc.                                   13,475
      600.00   Converse Inc Del                                           3,900
    1,300.00   Coors Adolph Co Class B                                   45,500
      300.00   Copart Inc.                                                5,025
      300.00   Cost Plus Inc Calif.                                       9,534



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      300.00   Cox Radio Inc.                                            14,550
      500.00   CPI Corp                                                  12,656
      300.00   Cross A T Co - CL A                                        3,488
      100.00   Cross-Continent Auto Retail                                  712
      200.00   CSS Industries Inc.                                        6,563
      400.00   Daisytek Intl Corp                                         9,750
      400.00   Dames & Moore Group Inc.                                   5,325
      100.00   Dart Group Corp - CL A                                    13,700
      200.00   Data Processing Resources Corp                             6,212
      400.00   Day Runner Inc.                                            8,900
      133.00   Del Labs Inc                                               4,256
      100.00   Delia's Inc.                                               2,400
      700.00   Department 56 Inc.                                        26,600
      200.00   Devon Group Inc New.                                      11,750
      300.00   Discount Auto Parts Inc.                                   7,275
      400.00   Donna Karan Intl Inc.                                      5,325
      100.00   Dover Downs Entertainment Inc.                             2,950
      600.00   Dress Barn Inc.                                           17,250
      800.00   Eagle Hardware Garden                                     14,100
      300.00   Educational Mgmt Corp                                     10,200
      400.00   Einstein/Noah Bagel Corp                                   1,625
      300.00   Emmis Broadcasting Corp                                   15,825
      900.00   Employee Solutions Inc.                                    4,444
      300.00   Equity Corp Intl                                           7,181
    1,000.00   Ethan Allen Interiors Inc.                                59,750
      600.00   Fabri Centers Amer Inc. - CL A                            18,675
      300.00   Family Golf Centers Inc.                                  12,150
    1,200.00   Fedders Corp                                               6,900
    1,600.00   Fingerhut Companies Inc.                                  41,500
      600.00   Finish Line Inc.                                          14,250
      200.00   Firearms Training Sys Inc.                                 1,800
    1,400.00   First Brands Corp                                         34,912
    1,200.00   Florida Panthers Holdings Inc.                            26,700
    1,400.00   Foodmaker Inc New                                         27,125
    1,000.00   Footstar Inc.                                             36,000
      200.00   Fossil Inc.                                                6,475
      900.00   Franklin Covey Co.                                        21,881
      400.00   Friedmans Inc CL A                                         8,125
    1,900.00   Furniture Brands Intl Inc.                                61,156
      700.00   G & K Services Inc- CL A                                  30,712
      300.00   Gadzooks Inc.                                              6,713
      600.00   Galoob Toys Inc.                                           5,962
      600.00   Garden Ridge Corp                                         12,975
      200.00   GC Companies Inc.                                         10,463
      900.00   Genesco Inc.                                              16,312
    2,400.00   Geotek Communications                                      2,550
      300.00   Getty Realty Corp                                          6,881
      600.00   Gibson Greetings Inc.                                     16,575
      500.00   Global Directmail Corp                                     9,250
      900.00   Golden Books Family Entertainment Inc.10,350
      200.00   Goody's Family Clothing Inc.                               8,850
    1,100.00   Grand Casinos Inc                                         18,769
      900.00   GT Interactive Software Corp                               6,412



   SHARES OR
   PRINCIPAL
   AMOUNT                                                             VALUE


                                                                    $
      200.00   Guess Inc.                                                 1,363
      500.00   Guitar Center Mgmt Inc.                                   11,813
      900.00   Gymboree Corp                                             23,288
      600.00   Ha-Lo Industries Inc                                      20,962
      700.00   Hancock Fabrics Inc.                                      10,894
    1,100.00   Handleman Co Del                                           8,800
    1,100.00   Harland John H Co.                                        17,119
      700.00   Harman Intl Industries Inc.                               30,800
      800.00   Hartmarx Corp                                              6,650
      800.00   Heftel Broadcasting Cor - CL A                            35,800
    2,000.00   Heilig Meyers Co                                          28,125
      400.00   Herballife Intl Inc.                                      10,100
    1,000.00   Hollywood Entertainment Corp                              14,000
      700.00   Hollywood Pk Inc New                                       8,225
      500.00   Homestead Vlg Pptys Inc.                                   7,563
    1,200.00   Host Mariot Services Corp                                 16,950
    1,100.00   Houghton Mifflin Co                                       35,063
      400.00   Huffy Corp                                                 6,475
      300.00   IHOP Corp                                                 11,513
      500.00   Inacom Corp                                               13,812
      900.00   Innkeepers USA Tr.                                        14,738
    1,400.00   Interim Services Inc                                      47,250
      800.00   Interstate Hotels Co                                      28,700
      300.00   Iron Mountain Inc Del                                     11,250
      100.00   ITT Educational Services Inc.                              2,800
    1,800.00   Jacor Communications Inc.                                106,200
    1,700.00   Journal Register Co.                                      35,488
      800.00   Just For Feet Inc.                                        16,300
      600.00   Justin Industries Inc                                      8,438
      500.00   K2 Inc.                                                   11,156
      800.00   Kellwood Co                                               24,700
      600.00   Kelly Services Inc CL A                                   22,500
      600.00   La Z Boy Inc.                                             29,963
    2,100.00   Laidlaw Environmental Services Inc                         7,875
      750.00   Lamar Advertising Co.                                     26,250
      800.00   Landry's Seafood Restaurants                              24,600
      500.00   Lands End Inc.                                            18,438
      400.00   Learning Tree Intl Inc.                                    8,850
      600.00   Libbey Inc.                                               22,350
      500.00   Linens n Things Inc.                                      27,469
      600.00   Lo-Jack Corp                                               8,625
    1,200.00   Lone Star Steakhouse Saloon                               27,225
      800.00   Luby's Cafeterias Inc.                                    15,200
      500.00   Lycos Inc.                                                22,125
      600.00   Mail-Well Inc.                                            22,725
    1,700.00   Malibu Entertainment Worldwide Inc.                        6,906
      700.00   Marcus Corp                                               12,338
      700.00   Marvel Entertainment Group Inc.                              437
      400.00   May & Speh Inc.                                            5,750
      600.00   McClatchy Newspapers Inc.                                 17,888
      400.00   Media General Inc CL A                                    19,675
      400.00   Memberworks Inc.                                          11,950
      500.00   Mens Wearhouse Inc.                                       18,500



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      500.00   Merrill Corp                                              11,000
    1,000.00   Metamor Worldwide Inc.                                    37,562
      300.00   Metro Networks Inc.                                       12,900
      400.00   Metromail Corp New                                        13,850
      200.00   Metzler Group Inc.                                         9,950
      900.00   Michales Stores Inc.                                      33,638
    1,200.00   Micro Warehouse Inc.                                      19,575
      200.00   Midway Games Inc.                                          4,588
      300.00   Mikasa Inc.                                                4,050
      400.00   Morrison Health Care Inc.                                  8,250
      400.00   National Auto Cr Inc. New                                    550
      800.00   National Media Corp                                        2,050
      200.00   National Preston Industries Inc.                           8,612
    1,200.00   Nautica Enterprises Inc.                                  36,900
      200.00   NCO Group Inc.                                             5,000
      400.00   Nelson Thomas Inc.                                         5,500
      700.00   NFO Worldwide Inc.                                        14,700
      500.00   Norrell Corp GA                                           11,281
      400.00   North Face Inc.                                            9,700
      300.00   NPC International Inc.                                     3,975
      400.00   Nu Skin Asia Inc.                                         10,300
      700.00   Oakley Inc.                                                8,094
      800.00   Object Design Inc.                                         5,125
      400.00   OHM Corp                                                   5,375
      400.00   On Assignment Inc.                                        11,850
      400.00   On Command Corp                                            5,350
      500.00   Oneida Ltd.                                               15,250
      300.00   Oshkosh B Gosh Inc CL A                                   11,981
      500.00   O'Sullivan Industries Holdings Inc.                        6,375
      900.00   Outdoor Sys Inc.                                          31,556
      200.00   Oxford Industries Inc.                                     6,275
      500.00   Pacific Sunwear Calif. Inc.                               20,750
      600.00   Panavision Inc.                                           15,788
      700.00   Papa Johns Intl Inc.                                      26,863
      300.00   Paragon Trade Brands                                       1,594
      400.00   Paul Harris Stores Inc                                     4,475
      600.00   Paxson Communications Corp                                 6,675
      200.00   Penn National Gaming Inc.                                  2,212
      200.00   Penske Motorsports Inc.                                    6,450
      800.00   Personnel Group Amer Inc.                                 18,200
      700.00   Petco Animal Supplies                                     13,650
      800.00   Phillips Van Heusen Corp                                   9,850
    2,400.00   Pier 1 Imports Inc.                                       65,100
      100.00   Pillowtex Corp                                             4,844
      300.00   Pinkertons Inc New                                         6,919
      300.00   Pixar Inc                                                 10,462
      600.00   Plantronics Inc New                                       24,562
      600.00   Playboy Enterprises Inc.                                  10,500
      800.00   Pre Paid Legal Services Inc.                              28,400
      200.00   Precision Response Corp                                    1,825
      400.00   Premier Pks Inc.                                          23,200
      200.00   Primadonna Resorts Inc.                                    3,150
    1,400.00   Prime Hospitality Corp                                    27,300



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
    2,600.00   Proffitts Inc.                                            94,250
      400.00   Pulitzer Publishing Co                                    31,950
      300.00   Quickresponses Services Inc.                              16,050
      200.00   Quiksilver Inc.                                            7,150
      100.00   Quintel Entertainment Inc.                                   550
      800.00   Rainforest Cafe Inc.                                      12,000
      300.00   Rare Hospitality Intl                                      3,563
    1,000.00   Red Roof Inns Inc.                                        18,250
      600.00   Regis Corp Minn                                           18,000
      300.00   Rental Service Corp                                        6,975
      500.00   Renters Choice Inc.                                       12,250
      600.00   Rio Hotel & Casino Inc.                                   15,562
      300.00   Rockshox Inc.                                              2,278
      700.00   Rollins Inc                                               14,613
      700.00   Romac Intl Inc.                                           19,250
      800.00   Royal Appliance Mfg. Co                                    4,800
      500.00   Ruby Tuesday Inc.                                         15,750
      500.00   Rural/Metro Corp                                          16,438
      400.00   Russ Berrie & Co                                          12,125
    1,600.00   Ryans Family Steak House Inc.                             14,500
    2,100.00   Safety-Kleen Corp                                         59,588
      300.00   Saga Communications                                        6,262
      600.00   Samsonite Corp New                                        17,625
      500.00   Sbarro Inc                                                14,750
      500.00   Scholastic Corp                                           21,125
      300.00   Scientific Games Holdings Corp                             6,281
      500.00   Seattle Filmworks Inc.                                     4,563
    3,500.00   Service Merchandise Inc.                                   7,000
      300.00   SFX Broadcasting Inc CL A                                 29,213
    1,500.00   Shoneys Inc.                                               7,781
      500.00   Shopko Stores Inc.                                        15,844
      500.00   Showbiz Pizza Time                                        16,656
      600.00   Signature Resorts Inc.                                    11,850
      300.00   Sinclair Broadcasting Group In                            17,288
    1,600.00   Sitel Corp                                                20,400
      600.00   Snyder Communications Inc.                                28,125
      300.00   Sodak Gaming Inc.                                          2,119
      400.00   Sonic Corp                                                13,400
      500.00   Source Services Corp                                      13,812
      400.00   Speedway Motorsports Inc.                                 10,725
      700.00   Spelling Entertainment Group Inc.                          6,300
      500.00   Spiegel Inc CL A                                           2,875
    1,100.00   Sports Authority Inc.                                     18,012
      500.00   Springs Industries Inc.                                   27,469
      600.00   St Johns Knits Inc.                                       28,350
      500.00   Staffmark Inc.                                            20,500
    1,000.00   Stage Stores Inc.                                         51,625
      600.00   Stanhome Inc.                                             16,162
      700.00   Station Casinos Inc.                                      10,325
      300.00   Stein Mart Inc.                                           10,687
      200.00   Strayer Ed Inc.                                            6,650
    1,700.00   Stride Rite Corp                                          23,056
      700.00   Sturm Ruger & Co Inc.                                     14,437



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      300.00   Suburban Lodges Amer Inc.                                  4,762
      500.00   Sunburst Hospitality Corp                                  4,375
    1,900.00   Sunglass Hut Intl Inc.                                    19,950
      700.00   Superior Services Inc.                                    21,831
      700.00   Sylan Learning Sys Inc.                                   32,988
      500.00   Thermolase Corp                                            3,094
      400.00   Ticketmaster Group Inc.                                   12,050
      200.00   Timerland Co                                              14,300
      300.00   TMP Worldwide Inc.                                         9,562
    1,600.00   Topps Inc.                                                 4,100
      400.00   Toro Co                                                   15,325
      300.00   Toy Biz Inc.                                               3,056
      700.00   True North Communications Inc.                            23,100
      800.00   Trump Hotels & Casino Resort                               7,350
    1,000.00   Tultex Corp                                                3,812
      300.00   Ugly Duckling Corp                                         3,244
      300.00   Unifirst Corp Mass                                         8,400
      500.00   United Auto Group Inc.                                     6,656
      200.00   United Nat Foods Inc.                                      5,987
      600.00   United Stationers Inc.                                    37,088
      200.00   United Television Inc.                                    21,675
      400.00   United Video Satellite CL A                               17,000
      300.00   Unitog Co New                                              6,937
      300.00   Urban Outfitters Inc.                                      5,625
    1,000.00   Vail Resorts Inc.                                         29,250
      300.00   Value City Dept Stores Inc.                                5,081
      700.00   Veterinary Centers Amer Inc.                              11,287
      100.00   Vincam Group Inc.                                          2,900
      200.00   Vistana Inc.                                               5,300
      300.00   Volt Information Services Inc.                            16,725
      400.00   Wackenhut Corp                                             9,550
      400.00   Wackenhut Corrections Corp                                10,025
      100.00   Waverly Inc.                                               3,825
      300.00   West Marine Inc.                                           8,738
      600.00   West Teleservices Corp                                    10,050
      900.00   Westwood One Inc.                                         27,900
      400.00   Wet Seal Inc CL A                                         15,125
      500.00   Wiley John & Sons Inc CL A                                27,531
      700.00   Williams Sonoma Inc.                                      40,512
      400.00   Wilmar Industries Inc.                                     9,950
      600.00   Windmere-Durable Holdings                                 15,600
      700.00   WMS Industries Inc.                                       21,919
    1,400.00   World Color Press Inc Del                                 48,650
      400.00   Young Broadcasting Inc CL A                               20,000
    1,300.00   Zale Corp New                                             37,538
    1,000.00   Zenith Electrs Corp                                        6,625
                                                                     ----------
                                                                      5,632,187

               CONSUMER STAPLES                          2.53%
      200.00   99 Cents Only Stores                                       6,988
    1,500.00   Arbor Drugs Inc.                                          35,344
      200.00   Block Drug Inc. Class A                                    8,400
      400.00   Boston Beer Inc.                                           4,175



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      200.00   Bush Boake Allen Inc.                                      6,375
      600.00   Canadaigua Brands Inc. Class A                            34,275
      600.00   Church & Dwight Inc.                                      18,150
      100.00   Coca Cola Bottling Co Cons.                                5,775
    1,400.00   Dimon Inc.                                                23,362
      500.00   Dominicks Supermarkets Inc.                               22,750
      800.00   Dreyers Grand Ice Cream Inc.                              17,600
      800.00   Earthgrains Co.                                           35,350
    1,300.00   Fleming Companies Inc.                                    25,756
      600.00   General Cigar Holdings Inc.                                9,188
      300.00   Genovese Drug Stores In-Class A                            6,637
      600.00   Great Atlantic & Pacific Tea Inc.                         18,150
    1,100.00   Homebase Inc.                                              9,213
      200.00   Ingles Markets Inc Class A                                 2,700
      600.00   International Multifoods Corp.                            17,962
      600.00   Lance Inc.                                                13,650
    1,100.00   Longs Drug Stores Inc.                                    33,481
      500.00   Michael Food Inc. New                                     13,375
      100.00   Mondavi Robert Corp.                                       4,125
      400.00   Nash Finch Co.                                             7,950
      100.00   National Beverage Corp.                                    1,013
      500.00   Natures Sunshine Products Inc.                            13,406
      400.00   Performance Food Group Inc.                                8,250
      100.00   Pilgrims Pride Corp.                                       1,456
      900.00   Playtex Products Inc.                                     13,275
    1,200.00   Ralcorp Holdings Inc. New                                 24,900
    1,700.00   Richfood Holdings Inc.                                    54,400
      200.00   Riviana Foods Inc.                                         4,550
    1,000.00   Ruddick Inc.                                              18,562
      200.00   Sanderson Farms Inc.                                       2,525
      600.00   Schweitzer-Mauduit Intl Inc.                              20,700
      400.00   Smart & Final Inc.                                         7,750
    1,100.00   Smithfield Foods Inc.                                     37,950
      800.00   Smucker J M Co Class A                                    20,950
      700.00   Suiza Foods Corp.                                         43,050
      700.00   Twinlab Corp.                                             28,350
    1,000.00   Universal Foods Corp.                                     49,000
    1,300.00   US Foodservice                                            47,856
      200.00   USA Detergents Inc.                                        2,738
      300.00   Valhi Inc. New                                             2,944
      900.00   Whole Foods Mkt Inc.                                      62,775
      300.00   Worthington Foods Inc.                                     4,988
                                                                     ----------
                                                                        852,119

               DURABLE PRODUCTS                          7.66%
      200.00   ADE Corp Mass                                              3,388
      100.00   Advanced Energy Industries                                 1,456
      200.00   AFC Cable Sys Inc.                                         7,775
      300.00   Alamo Group Inc.                                           5,437
      800.00   Allen Telecom Inc.                                        12,600
      400.00   Allied Prods Corp Del                                      9,325
    3,600.00   Allied Waste Industries Inc.                              89,888
      600.00   Alpine Group Inc.                                         12,113



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      400.00   American Homestar Corp                                     9,075
    1,200.00   Ametek Inc.                                               35,925
      900.00   Antec Corp                                                13,500
    1,000.00   Applied Power Inc.                                        38,500
    1,800.00   Aspect Telecommunications Co                              48,262
      400.00   Asyst Technology Corp                                      9,300
      900.00   Baldor Electric Co                                        24,244
      300.00   Banner Aerospace Inc.                                      3,506
      700.00   Blount Intl Inc CL A                                      20,825
      400.00   Brown & Sharpe Mfg. Co                                     4,750
      200.00   C&D Technologies Inc.                                     10,413
      500.00   California Microwave Inc.                                 10,687
      300.00   Cascade Corp                                               4,856
      200.00   CFM Technologies Inc.                                      2,988
    1,600.00   Champion Enterprises Inc.                                 42,700
      200.00   Chart Industries Inc.                                      5,950
    1,300.00   Cincinnati Milacron Inc.                                  41,437
    1,200.00   Cognex Corp                                               25,650
      300.00   Cohu Inc.                                                 11,400
      400.00   Columbus Mckinnon Corp NY                                 11,000
    1,200.00   Computer Prods Inc.                                       27,975
      800.00   Credence Systems Corp                                     23,150
      700.00   CTS Corp.                                                 23,756
      900.00   Culligan Water Technologies Inc.                          53,606
      600.00   Cuno Inc.                                                 13,200
      200.00   Curtiss Wright Corp                                        7,750
    1,000.00   Cymer Inc.                                                20,188
      500.00   Daniel Industries Del                                     10,031
      300.00   Detroit Diesel Corp                                        6,581
      400.00   Dionex Corp                                               22,300
    1,400.00   Donaldson Inc.                                            36,050
      800.00   DR Horton Inc                                             17,000
      300.00   DT Industries Inc.                                        11,513
      200.00   Ducommun Inc Del                                           5,850
      200.00   Dupont Photomasks Inc.                                     8,650
      600.00   Dynatech Corp                                             28,912
    1,600.00   EG & G Inc.                                               46,500
      300.00   Elctro Scientific Industries                              11,588
      600.00   Electroglas Inc.                                           9,600
      400.00   Essex Intl Inc Del                                        15,800
      500.00   FEI Co                                                     6,250
    1,500.00   Flowerserve Corp                                          48,937
      500.00   Fluke Corp                                                11,938
      200.00   Franklin Electric Inc.                                    13,700
      800.00   FSI Intl Inc.                                              8,800
      400.00   Gardner Denver Machinery Inc.                             11,850
      200.00   General Binding                                            6,512
      600.00   General Cable Corp Del New                                27,225
      600.00   General Datacomm Industries Inc.                           3,563
    1,000.00   Genrad Inc.                                               31,063
      300.00   Gleason Corp                                              10,519
      600.00   Graco Inc                                                 18,187
      600.00   Helix Technology Corp                                     12,000



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      200.00   Hirsch Intl Corp                                           1,850
      400.00   Holophane Corp                                             9,600
    1,100.00   Idex Corp                                                 40,013
      700.00   Inter Tel Inc.                                            18,856
    1,700.00   Interdigital Communications                                9,775
      100.00   Intevac Inc.                                                 769
      400.00   Itron Inc.                                                 7,775
    1,500.00   JLG Industries Inc.                                       24,937
      100.00   JPM Co                                                     1,475
    1,400.00   Kaufman & Broad Home Corp                                 45,588
      900.00   Kennametal Inc                                            47,362
      900.00   Kent Electrs Corp                                         18,956
    1,300.00   Kimball Intl Inc CL B                                     29,900
      400.00   Knoll Inc.                                                15,425
      600.00   Kuhlman Corp                                              29,213
      800.00   Kulicke & Soffa Industries Inc.                           17,400
    1,500.00   Lennar Corp                                               51,656
      900.00   Lincoln Electric Co CL A                                  40,725
      300.00   Lindsay Mfg. Co                                           13,669
      900.00   Magnetek Inc                                              16,931
      600.00   Manitowoc Inc.                                            23,175
      200.00   Matthews Intl Corp                                         8,000
      300.00   Micros Sys Inc.                                           18,038
      300.00   Moog Inc CL A                                             12,638
      600.00   MTS Sys Corp                                               9,600
      200.00   Nacco Industries Inc.                                     26,800
      500.00   Nordson Corp                                              24,938
      300.00   NVR Inc                                                    9,469
      600.00   Oak Industries Inc.                                       19,500
    1,700.00   Oakwood Homes Corp                                        62,263
      600.00   OEA Inc.                                                  10,913
      500.00   Omniquip Intl Inc.                                        12,375
      100.00   Optical Cable Corp                                         1,112
    1,200.00   Orbital Sciencs Corp                                      53,850
      500.00   Palm Harbor Homes                                         18,438
      300.00   Perceptron Inc.                                            6,019
    1,300.00   Picturetel Corp                                            8,775
      400.00   PRI Automation Inc.                                       10,475
      500.00   Pulte Corp                                                23,250
      700.00   Regal Beloit Corp                                         22,225
      300.00   Robbins & Myers Inc.                                      11,437
      700.00   Robotic Vision Sys Inc.                                    7,788
      400.00   Rofin Sinar Technologies Inc.                              7,700
    1,100.00   Roper Industries Inc New                                  32,656
      500.00   Ryland Group Inc.                                         13,812
      400.00   Scotsman Industries Inc.                                  11,500
    1,100.00   Silicon VY Group Inc.                                     21,450
      400.00   Specialty Equip Companies Inc.                             8,150
    1,000.00   Standard Pacific Corp New                                 15,188
      300.00   Starrett L S Co                                           11,662
    1,100.00   Stewart & Stevenson Services Inc.                         26,469
      250.00   Superior Telecom Inc.                                     10,438
      500.00   Symmetricom Inc.                                           3,562



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      500.00   Technitrol Inc.                                           19,594
      300.00   Tennant Co                                                12,338
      400.00   Terex Corp New                                            10,825
      300.00   Thermadyne Holdings Corp New                              10,162
      100.00   Thermedics Detection Inc.                                  1,144
      600.00   Thermedics Inc.                                           10,687
      400.00   Thermo Fibertek Inc.                                       5,000
      100.00   Thermo Terratech Inc.                                        712
      800.00   Toll Brothers Inc.                                        22,500
      400.00   Truimph Group Inc New                                     17,750
      200.00   Turbochef Inc                                              1,600
      600.00   Ultratech Stepper Inc.                                    12,225
    1,200.00   Uniphase Corp                                             50,475
      400.00   US Home Corp New                                          18,325
    4,600.00   US Office Prods Co                                        87,400
      300.00   Veeco Instruments Inc Del                                 11,156
    1,100.00   Vicor Corp                                                31,006
      900.00   Waters Corp                                               44,944
      700.00   Watts Industries Inc.                                     20,912
      600.00   Wireless Telecom Group Inc.                                4,350
      400.00   Woodhead Industries Inc.                                   7,550
      300.00   Woodward Governor Co                                       8,362
      500.00   X-Rite Inc.                                                6,312
      500.00   Zurn Industries Inc.                                      23,687
      300.00   Zygo Corp.                                                 4,350
                                                                     ----------
                                                                      2,576,400

               ELECTRONIC/ELECTRICAL MANUFACTURING       0.32%
        1600   Checkfree Holdings Corp.                                  35,400
        1000   Devry Inc.                                                34,188
         900   DII Group Inc                                             19,350
         700   Tetra Tech Inc. New                                       16,975
                                                                     ----------
                                                                        105,913

               FINANCIAL SERVICES                       24.51%
      800.00   Aames Finl Corp.                                          11,100
      400.00   Acceptance Ins                                             9,525
      100.00   Advent Software Inc.                                       4,750
    1,300.00   Affiliated Computer Services                              43,144
      400.00   Albank Finl Corp.                                         20,050
      300.00   Alexandria Real Estate Eq.                                 9,506
      700.00   Alfa Corp.                                                12,075
      800.00   Allied Group Inc.                                         25,800
      400.00   Ambassador Apartments Inc.                                 8,200
      800.00   Amcore Finl Inc.                                          21,600
      300.00   American Annuity Group Inc.                                6,712
      800.00   American General Hospitality Corp.                        22,150
      800.00   American Health Properties Inc.                           21,200
      600.00   American Heritage Life Invt.                              12,375
    1,100.00   Americredit Corp.                                         30,250
      800.00   Amerin Corp.                                              24,100
      100.00   Ameritrade Holding Corp.                                   2,775
      600.00   Amours Life Holdings Inc.                                 19,425



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      500.00   AMLI Residential Properties Tr.                           11,469
    1,500.00   Amresco Inc.                                              49,125
      300.00   Anchor Bancorp Wis. Inc.                                  13,200
    1,500.00   Apartment Invt & Mgmt Co.                                 57,750
    1,300.00   Arcadia Finl Ltd.                                          8,206
    1,300.00   Arden Realty Group Inc.                                   37,050
      400.00   Area Bancshares Corp New                                  11,400
      700.00   Argonaut Group Inc.                                       25,287
    1,800.00   Associated Banc Corp.                                     97,087
      400.00   Associated Estates Realty Corp.                            8,350
      900.00   Astoria Finl Corp.                                        55,631
    1,400.00   Avalon Properties Inc.                                    40,600
      200.00   BA Merchant Services Inc.                                  3,625
      400.00   Baldwin & Lyons Inc. Class B                               8,600
      100.00   Bancfirst Corp.                                            3,975
      700.00   Bancorpsouth Inc.                                         30,756
      800.00   Banctec Inc.                                              19,700
      300.00   Bank of Granite Corp.                                      9,600
      700.00   Bank Plus Corp.                                           10,456
    1,000.00   Bank UTD Corp.                                            50,000
      400.00   Bankatlantic Bancorp                                       5,800
      300.00   Banknorth Group Inc. Del                                  21,900
      400.00   Barra Inc.                                                11,400
      900.00   Bay Apt Communities Inc.                                  33,412
      400.00   Bay View Cap Corp Del                                     13,900
      800.00   Bedford Property Investments Inc.                         15,450
      800.00   Berkley W R Corp.                                         37,900
    1,200.00   Berkshire Realty Inc.                                     14,400
    1,200.00   Billing Information Concepts                              31,125
      900.00   Bisys Group Inc.                                          31,725
      400.00   Blanch E W Holdings Inc.                                  15,350
      200.00   BOK Finl Corp.                                             9,775
      300.00   Boykin Lodging Co.                                         7,387
      800.00   Bradley Real Estate Inc.                                  16,700
    1,500.00   Bre Properties Inc.                                       42,656
      400.00   Brenton Banks Inc.                                         8,500
      300.00   BSB Bancorp                                                9,300
      200.00   BT Finl Corp.                                             11,150
      800.00   Burham Pacific Property Inc.                              11,700
    1,100.00   Camden Property Tr.                                       32,587
      100.00   Capital City Bank Group Inc                                4,750
      100.00   Capital Factors Holding Inc.                               1,812
      400.00   Capital Re Corp.                                          25,700
      300.00   Capitol Transamerica Corp.                                 6,319
    2,000.00   Capstead Mortgage Corp.                                   39,500
      600.00   Capstone Cap Corp.                                        14,588
      800.00   CBL & Association Properties Inc.                         19,600
      200.00   CBT Corp.                                                  6,975
      700.00   CCC Information Services Group                            19,250
      600.00   Centerpoint Properties Tr.                                20,812
      800.00   Century Business Services                                 14,150
      900.00   CFX Corp.                                                 28,687
      300.00   Chartwell Re Corp.                                        10,162



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      900.00   Chateau Communities Inc.                                  26,775
      500.00   Chelsea GCA Realty Inc.                                   18,500
      400.00   Chemical Finl Corp.                                       17,800
      500.00   Chittenden Corp.                                          18,687
      500.00   Citfed Bancorp Inc.                                       28,125
      200.00   Citizens Bancshares Inc.                                  15,200
      800.00   Citizens Bk. Corp Mich.                                   28,550
      200.00   Citizens Corp.                                             6,225
      600.00   Cityscape Financial Corp.                                    319
      800.00   CMAC Invt Corp.                                           53,400
    1,200.00   CNA Surety Corp.                                          19,125
      700.00   CNB Bancshares Inc.                                       34,169
      700.00   Coast Federal Litigation                                  11,375
    1,100.00   Colonial Bancgroup Inc.                                   39,738
      800.00   Colonial Properties Tr.                                   25,450
      600.00   Commerce Bancorp Inc. NJ                                  33,038
      700.00   Commerce Group Inc. Mass                                  24,675
    1,200.00   Commercial Federal Corp.                                  43,650
      900.00   Commercial Net Lease Realty Inc.                          15,863
      600.00   Commonwealth Bancorp Inc.                                 12,788
      300.00   Community Bk. Sys Inc.                                    10,200
      700.00   Community First Bankshares                                35,700
      300.00   Community Tr. Bancorp Inc.                                 9,600
    3,400.00   Cornerstone Properties Inc.                               61,837
    1,200.00   Cornerstone Realty Income Tr.                             14,925
      500.00   Cort Business Services Corp.                              23,750
      300.00   Corus Bankshares Inc.                                     13,162
      900.00   Cousins Properties Inc.                                   27,788
      300.00   CPB Inc.                                                   5,775
    1,200.00   Crawford & Co Class B                                     22,650
      700.00   Credit Accept Corp Mich.                                   6,519
    1,400.00   Crimi Mae Inc.                                            21,612
    1,000.00   Crown Amer. Realty Tr.                                     9,375
      800.00   Cullen Frost Bankers Inc.                                 47,250
      300.00   CVB Finl Corp.                                             7,800
      400.00   Dain Rauscher Corp.                                       23,025
      300.00   Data Transmission Network Co.                             10,350
      500.00   Delphi Finl Group Inc.                                    26,625
      100.00   Delta Financial Corp.                                      1,731
      900.00   Developers Diversified Realty                             36,787
      400.00   Dime Cmnty Bancorp Inc.                                    9,800
      500.00   Doral Finl Corp.                                          15,062
      700.00   Downey Finl Corp.                                         22,663
    1,600.00   Dynex Cap Inc.                                            19,200
    1,200.00   E Trade Group Inc.                                        29,925
      600.00   Eastgroup Property Inc.                                   12,375
      500.00   Eaton Vance Corp.                                         24,094
      300.00   Electro Rent Corp.                                        14,325
      500.00   Enhance Finl Services Group Inc.                          34,719
      600.00   Envoy Corp new                                            25,800
    1,300.00   Equity Inns Inc.                                          20,069
      500.00   Essex Property Tr. Inc.                                   17,156
      200.00   Everen Capital Corp.                                       8,825



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      800.00   Excel Realty Tr. Inc.                                     28,500
      400.00   Executive Risk Inc.                                       28,500
      400.00   F & M Bancorporation Inc.                                 16,700
      700.00   F & M Natl. Corp.                                         23,975
      200.00   Factset Resh Sys Inc.                                      7,100
      400.00   Fair Isaac & Co Inc.                                      15,100
      600.00   FBL Finl Group Inc.                                       30,375
    1,400.00   Federal Realty Invt Tr.                                   34,388
    1,200.00   Felcor Suite Hotels Inc.                                  44,475
      500.00   Fidelity Natl. Finl Inc.                                  18,375
      300.00   Financial Fed Corp.                                        7,650
    1,100.00   Financial Sec Assurn Hldgs                                60,088
      500.00   First Amern Finl Corp.                                    32,000
      600.00   First Colo Bancorp Inc.                                   17,400
      400.00   First Commerce Bancshare Cl B                             11,400
      800.00   First Comwlth Finl Corp Pa                                23,200
      400.00   First Ctzns Bancshares Cl A                               45,800
      300.00   First Fed Cap Corp.                                        9,900
      600.00   First Finl Bancorp Oh                                     34,800
      300.00   First Finl Bankshares                                     12,075
      200.00   First Finl Corp Ind                                       10,800
      400.00   First Finl Hldgs Inc.                                     10,450
      360.00   First Ind Corp.                                            9,675
    1,300.00   First Industrial Realty Trus                              46,800
      600.00   First Midwest Bancorp Del                                 26,100
      300.00   First Rep Bk San Francisco                                10,800
      300.00   First Source Bancorp Inc.                                 12,750
      330.00   First Source Corporation                                  12,004
      400.00   First Svgs Bk Wash Bancorp                                10,525
    1,000.00   First Un Real Est Eq & Mtg Inv                            11,750
      300.00   First Utd Bancshares Inc. Ark                             16,050
      400.00   First Western Bancorp Inc.                                12,075
      600.00   Firstbank IL Co                                           26,850
      500.00   Firstbank PR San Juan                                     23,031
      400.00   Firstfed Finl Corp.                                       16,750
      200.00   Firstfederal finl Svcs Corp.                               7,700
    1,000.00   Firstplus finl Group Inc.                                 42,000
      200.00   Flagstar Bancorp Inc.                                      5,300
      500.00   FNB Corp Pa                                               19,375
      800.00   Foremost Corp of Amer                                     19,600
    1,500.00   Franchise Fin Corp Amer                                   41,719
      900.00   Fremont Gen Corp.                                         52,931
    1,000.00   Frontier Ins Group Inc New                                27,625
    1,400.00   Fulton Finl Corp Pa                                       45,850
      200.00   Fund Amern Enterprises Hldgs                              27,050
      800.00   Gables Residential Tr.                                    21,750
      600.00   Gainsco Inc.                                               4,912
      600.00   Gallagher Arthur J & Co.                                  25,988
      300.00   GBC Bancorp Calif                                         20,044
    1,200.00   General Growth Pptys Inc.                                 44,250
    1,100.00   Glenborough Rlty Tr Inc.                                  32,038
      800.00   Glimcher Rlty Tr.                                         17,500
      300.00   Grand Premier Finl Inc.                                    5,681



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      500.00   Great Lakes Reit Inc.                                      9,656
      300.00   Guarantee Life Cos Inc.                                    8,925
      600.00   Hambrecht & Quist Group Inc.                              20,963
      300.00   Hamilton Bancorp Inc. Fla                                  9,900
      300.00   Hancock Hldg Co.                                          18,450
    1,201.00   Harbor Florida Bancshares, Inc                            14,262
      400.00   Harleysville Group Inc.                                   10,400
      300.00   Harleysville Natl Corp Pa                                 12,900
      300.00   Harris Finl Inc.                                           7,987
      900.00   Hartford Life Inc.                                        41,906
    1,300.00   HCC Ins Hldgs Inc.                                        29,900
    1,000.00   Health Care Ppty Invs Inc.                                36,937
      900.00   Health Care Reit Inc.                                     24,750
      600.00   Healthcare Rlty Tr                                        16,950
      400.00   Henry Jack & Assoc Inc.                                   14,400
      400.00   Heritage Finl Svcs Inc.                                   13,000
      600.00   HFNC Finl Corp.                                            7,912
      500.00   Highlands Ins Group Inc.                                  13,438
    1,800.00   Highwoods Pptys Inc.                                      63,562
      400.00   Hilb Rogal & Hamilton Co.                                  7,425
      300.00   Home Pptys NY Inc.                                         8,325
      600.00   Horizon Group Inc.                                         7,387
      800.00   Hospitality Pptys Tr.                                     28,350
      700.00   HSB Group Inc.                                            47,075
      800.00   Hubco Inc.                                                30,650
      400.00   IBS Finl Corp.                                             7,775
      900.00   IMC Mtg Co.                                               12,037
      400.00   IMPAC Mtg Hldgs Inc                                        6,825
    1,200.00   Imperial Bancorp                                          38,700
      800.00   Imperial Cr Inds Inc.                                     18,950
    1,800.00   INMC Mtg Hldgs Inc.                                       45,000
      500.00   Interpool Inc.                                             7,750
      300.00   Interwest Bancorp Inc.                                    13,538
      100.00   Investment Technology Group                                3,275
      200.00   Investors Finl Services Corp.                             11,000
    1,000.00   IRT Ppty Co.                                              11,625
      600.00   Irvine Apt Cmntys Inc.                                    18,900
      200.00   Irwin Finl Corp.                                          11,250
      700.00   JDN Rlty Corp.                                            23,931
      600.00   Jefferies Group Inc.                                      33,900
      900.00   John Alden Finl Corp.                                     19,406
      200.00   John Nuveen Co.                                            7,325
      600.00   JP Realty Inc.                                            15,225
      300.00   JSB Financial Inc.                                        16,781
      100.00   Kansas City Life Ins Co.                                   8,650
    1,900.00   Keystone Financial Inc.                                   77,900
      700.00   Kilroy Rlty Corp.                                         19,994
      300.00   Klamath First Bancorp Inc.                                 6,900
      800.00   Koger Equity Inc.                                         18,000
      800.00   Legg Mason Inc.                                           47,450
      400.00   Liberty Corp SC                                           20,400
    1,800.00   Liberty Ppty Tr.                                          48,375
      300.00   Life Re Corp.                                             22,125



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      600.00   Life USA Hldg Inc.                                         9,188
      700.00   Long Beach Finl Corp.                                      8,925
      900.00   Long Is Bancorp Inc.                                      56,925
      900.00   LTC Pptys Inc.                                            17,381
      800.00   Macerich Co.                                              23,800
      500.00   MAF Bancorp Inc.                                          19,031
    1,200.00   Magna Group                                               69,675
      400.00   Mainstreet Bankgroup Inc.                                 12,600
      800.00   Manufactured Home Cmntys Inc.                             20,700
      200.00   Markel Corp.                                              34,588
      600.00   McDonald & Co Invts Inc.                                  17,925
      400.00   McGrath Rentcorp                                           7,950
      200.00   Meadowbrook Ins Group Inc.                                 6,125
      800.00   Medical Assurn Inc.                                       23,150
      300.00   Merchants N Y Bancorp Inc.                                12,600
    5,400.00   Mercury Fin Co.                                            4,050
    1,100.00   Meridian Indl Tr Inc.                                     26,400
    1,400.00   Merry Ld & Invt Inc.                                      31,325
      100.00   Metris Cos Inc.                                            4,350
      500.00   MGI Pptys Inc.                                            12,281
      900.00   Mid Am Inc.                                               24,975
      600.00   Mid Amer Apt Cmntys Inc.                                  16,912
      300.00   Mid Amer Bancorp                                           9,638
      800.00   Mills Corp.                                               20,950
      200.00   Mississippi VY Bancshares Inc.                             8,350
      400.00   MMI Companies                                              9,625
      500.00   Moneygram Payment                                          7,562
      800.00   Morgan Keegan Inc.                                        17,450
      500.00   Nac Re Corp.                                              26,219
      200.00   National Bancorp Alaska                                   30,400
      400.00   National City Bancshares Inc.                             16,200
      450.00   National City Corp.                                       32,991
      400.00   National Golf Pptys Inc.                                  12,750
      800.00   National Health Invs Inc.                                 31,900
      300.00   National Penn Bancshares Inc.                             10,650
      200.00   National Processing Inc.                                   2,475
      100.00   National Westn Life Ins Cl A                              10,556
      100.00   Nationwide Finl Svcs Inc.                                  4,338
    1,500.00   Nationwide Health Pptys Inc.                              37,500
      300.00   NBT Bancorp Inc.                                           8,400
      714.00   North Fork Bancorporation                                 27,578
      700.00   Nova Corp GA                                              21,044
       56.00   NSC Corp                                                     112
      200.00   Nymagic Inc.                                               5,925
      500.00   Oasis Residential Inc.                                    11,094
      300.00   Ocean Finl Corp.                                          11,100
      700.00   Ocwen Asset Investment                                    11,944
      900.00   Ocwen Finl corp.                                          24,975
    1,000.00   Old Natl Bancorp Ind                                      47,750
      300.00   Omega Finl Corp.                                          10,875
      700.00   Omega Healthcare Invs Inc.                                27,300
      500.00   Onbancorp Inc.                                            34,625
    1,000.00   One Valley Bancorp Inc.                                   37,813



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      400.00   Oriental Finl Group Inc.                                  14,850
    1,000.00   Orion Cap Corp.                                           54,687
      500.00   Pacific Gulf Pptys Inc.                                   11,469
      200.00   Park Natl Corp.                                           19,000
      200.00   Penn Treaty Amern Corp.                                    5,850
    1,000.00   Penncorp Finl Group Inc.                                  28,875
      300.00   Pennsylvania Rl Estate Invt.                               7,350
      400.00   People First Corp.                                        14,800
    1,000.00   Peoples Heritage Finl Group                               48,250
      600.00   PFF Bancorp Inc.                                          12,375
      200.00   Philadelphia Cons Hldg Corp.                               4,300
    1,500.00   Phoenix Duff & Phelps Corp.                               14,063
      800.00   Pioneer Group Inc.                                        25,000
      400.00   Piper Jaffray Cos Inc.                                    14,800
    1,600.00   PMT Services Inc.                                         28,700
      300.00   Poe & Brown Inc.                                          10,650
      600.00   Policy Management Sys.                                    48,188
    1,100.00   Post Pptys Inc.                                           43,931
    1,000.00   Prentiss Pptys Tr.                                        26,125
      900.00   Presidential Life Corp.                                   17,044
      400.00   Price Reit Inc.                                           17,925
      900.00   Prime Retail Inc.                                         13,444
      300.00   Profit Recovery Group Intl Inc                             6,488
      800.00   Provident Bankshares Corp.                                28,300
      400.00   PXRE Corp.                                                12,400
      400.00   Queens Cnty Bancorp Inc.                                  17,600
      900.00   Raymond James Financial Inc.                              39,206
      900.00   Realty Income Corp.                                       24,469
    1,100.00   Reckson Assocs Rlty Corp.                                 29,012
      500.00   Redwood Tr Inc.                                           11,750
      800.00   Regency Rlty Corp                                         21,150
      900.00   Reinsurance Group Amer Inc.                               45,000
      400.00   Reliance Bancorp Inc                                      15,500
      600.00   Republic Bancorp Inc.                                     12,188
      400.00   Resource Bancshares Mtg Group                              6,350
      700.00   RFS Hotel Invs Inc.                                       12,775
      700.00   Riggs Natl Corp Wash DC                                   19,775
      100.00   Rightchoice Managed Care Inc.                                981
      600.00   Risk Cap Hldgs Inc.                                       14,400
      200.00   RLI Corp                                                  10,800
    1,800.00   Rollins Truck Leasing Corp                                24,863
    1,500.00   Roslyn Bancorp Inc                                        35,250
      400.00   S & T Bancorp Inc.                                        22,150
      200.00   Santa Barbara Bancorp Calif                               10,800
      300.00   Saul Ctrs Inc.                                             5,419
      500.00   Scipe Hldgs Inc                                           15,500
      700.00   Security Cap Atlantic Inc.                                14,700
      400.00   SEI Investments Co                                        27,300
    1,000.00   Selective Ins Group Inc                                   26,875
    1,000.00   Shurgard Storage Ctrs Inc                                 28,125
      400.00   Silicon VY Bancshares                                     24,425
    1,000.00   Smith Charles E Resdntl Rlty                              33,250
    1,500.00   Sotherbys Hldgs Inc.                                      34,875



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      300.00   Southern Pac Fdg Corp                                      4,612
      400.00   Southwest Bancorporation Tex                              15,850
    4,857.60   Sovereign Bancorp Inc.                                    88,348
      300.00   Sovran Self Storage Inc.                                   8,906
      300.00   SPS Transactions Svcs Inc.                                 8,325
      200.00   St Francis Cap Corp                                        9,100
    1,200.00   St Paul Bancorp Inc                                       30,450
      200.00   State Auto Finl Corp                                       7,950
      750.00   Sterling Bancshares Inc                                   12,750
      500.00   Storage Tr Rlty                                           12,344
    1,000.00   Storage USA Inc                                           38,375
      100.00   Student Ln Corp                                            4,781
      100.00   Sumitomo Bank Calif                                        3,750
      700.00   Summit Pptys Inc.                                         14,088
      600.00   Sun Communities Inc.                                      20,850
    1,500.00   Sunstone Hotel Invs Inc                                   24,000
      800.00   Susquehanna Bancshares Inc P                              29,700
      600.00   T R Finl Corp                                             20,850
      300.00   Tanger Factory Outlet Ctrs                                 8,738
    1,200.00   Taubamn Ctrs Inc                                          15,675
      500.00   Texas Regl Bancshares Inc.                                16,781
      700.00   Thornburg Mtg Asset Corp                                  11,113
      500.00   Town & Ctry Tr                                             8,531
      400.00   Trans Finl Inc                                            17,300
      400.00   Trenwick Group Inc                                        15,000
      500.00   Triad Gty Inc                                             20,500
      500.00   Triangle Bancorp Inc.                                     15,500
      700.00   Trinet Corp Rlty Tr Inc.                                  26,819
      600.00   Trust Co NJ New Jersey City Ne                            16,800
      800.00   Trustco Bk Corp NY                                        22,700
    2,400.00   Trustmark Corp                                            54,900
      600.00   UMB Finl Corp                                             36,600
    1,000.00   United Bankshares Inc West V                              25,750
      900.00   United Cos Finl Coep                                      16,031
      300.00   United Fire & Cas Co                                      13,088
      300.00   Universal Health Rlty Incm T                               6,488
      600.00   Urban Shopping Ctrs Inc                                   19,800
      700.00   US Tr Corp New                                            46,025
      200.00   Usbancorp Inc PA                                          15,425
      900.00   UST Corp                                                  25,537
      100.00   Value Line Inc                                             4,287
      500.00   Vermont Finl Svcs Corp                                    13,812
      500.00   Vesta Ins Group Inc                                       26,812
      500.00   Walden Residential Pptys Inc                              12,625
    1,200.00   Washington Real Estate Invt                               20,625
      500.00   Webster Finl Corp Conn                                    34,750
      600.00   Weeks Corp                                                19,613
      600.00   Wesbanco Inc                                              16,650
      500.00   West Coast Bancorp Ore New                                12,688
    1,500.00   Westamerica Bancorporation                                50,063
      300.00   Westcorp Inc                                               5,025
      600.00   Western Invt Real Estate Tr                                8,963
    1,600.00   Westernbank Puerto Rico                                   24,200



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      200.00   WFS Finl Inc                                               2,050
      200.00   White Riv Corp                                            18,000
      700.00   Whitney Hldg Corp                                         42,000
      600.00   Winston Hotels Inc.                                        7,950
      400.00   WSFS Finl Corp                                             8,600
      500.00   Xtra Corp                                                 32,250
      400.00   Zenith Natl Ins Corp                                      11,575
                                                                     ----------
                                                                      8,239,838

               HEALTH CARE                               9.79%
      800.00   ABR Informations Svcs Inc                                 22,500
      500.00   AXYS Pharmaceuticals Inc.                                  4,375
      700.00   Access Health Inc                                         25,725
      800.00   Acuson Corp.                                              14,500
    1,300.00   Acxiom Corp.                                              33,313
      700.00   ADAC Labs                                                 16,187
    1,200.00   Advanced Tissue Sciences Inc.                             11,213
      800.00   Affymetrix Inc.                                           27,850
    1,100.00   Agouron Pharmaceuticals Inc.                              41,662
      400.00   Algos Pharmaceutical Corp                                 12,100
      700.00   Alkermes Inc                                              17,413
    1,100.00   Alliance Pharmaceutical Corp                               8,319
      500.00   Alpharma Inc.                                             10,844
      600.00   Alternative Living Svcs Inc.                              19,875
      400.00   American Homepatient Inc.                                  7,775
    1,000.00   American Oncology Res Inc.                                15,250
      800.00   Amerisource Health Corp.                                  48,100
    1,000.00   Amylin Pharmaceuticals Inc.                                2,750
      300.00   Andrx Corp                                                 8,362
      200.00   Aphton Corp                                                2,538
      300.00   Applied Analytical Inds Inc.                               4,838
    1,800.00   Apria Healthcare Group Inc.                               15,975
      500.00   Arrow Intl Inc.                                           17,187
    2,200.00   Arterial Vascular Engr Inc.                               80,575
      500.00   ATL Ultrasound Inc.                                       25,438
      300.00   Atria Cmntys Inc.                                          5,775
    1,000.00   Ballard Medical Products                                  27,000
      300.00   Barr Labs Inc.                                            12,112
      400.00   Bindley Westn Inds Inc                                    15,175
      300.00   Bio Rad Labs Inc Cl -A                                     8,063
    1,600.00   Bio Technology Gen Corp.                                  13,600
      400.00   Biomatrix Inc.                                            11,950
      200.00   Cadus Pharmaceutical Corp.                                 1,662
      400.00   Cardiothoracic Sys Inc.                                    2,650
      300.00   Carematrix Corp.                                           9,225
      900.00   Cephalon Inc.                                             12,600
      900.00   Cerner Corp.                                              19,294
      400.00   Clintrials Research Inc.                                   2,850
      200.00   Closure Med Corp.                                          4,325
      600.00   CNS Inc.                                                   3,338
    1,000.00   Columbia Labs Inc.                                        13,812
      300.00   Compdent Corp.                                             4,613
    1,200.00   Concentra Managed Care                                    36,900



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      500.00   Conmed Corp.                                              11,937
      500.00   Cooper Cos Inc.                                           21,219
      800.00   Cor Therapeutics Inc.                                      9,900
    2,000.00   Covance Inc.                                              49,125
    1,200.00   Coventry Health Care Inc.                                 19,275
    1,100.00   Creative Biomolecules Inc.                                 9,075
      500.00   Curative Health Svcs                                      16,656
      700.00   Cygnus Inc.                                               11,550
    1,500.00   Cytogen Corp.                                              3,234
      500.00   Cytyc Corp.                                               12,500
      500.00   Datascope Corp.                                           13,000
      400.00   Diagnostic Prod.                                          11,150
      400.00   Emisphere Technologies                                     7,150
      700.00   Enzo Biochem Inc.                                         11,025
      300.00   Express Scripts Inc.                                      25,434
      300.00   Fisher Scientific Intl Inc.                               23,250
    1,000.00   FPA Medical Management Inc.                               15,438
      500.00   Fuisz Technologies Ltd.                                    6,219
      500.00   Geltex Pharmaceuticals Inc.                               13,500
    2,600.00   Gensia Sicor Inc.                                         13,000
    1,100.00   Gilead Sciences Inc.                                      39,600
      700.00   Graham Field Health Prods Inc.                             5,600
      600.00   Guilford Pharmaceuticals Inc.                             13,200
      800.00   Gulford Mls Inc.                                          23,600
      800.00   Haemonetics Corp.                                         14,350
      400.00   HCIA Inc.                                                  5,900
      400.00   Healthplan Svcs Corp.                                     10,525
      500.00   Heartport Inc.                                             5,500
      400.00   Henry Schein Inc                                          16,600
      400.00   Hologic Inc.                                              11,100
      800.00   Human Genome Sciences                                     31,850
    2,100.00   ICN Pharmaceuticals Inc. New                             103,425
    1,200.00   ICOS Corp.                                                18,300
      700.00   IDEC Pharmaceuticals Corp.                                30,975
    1,200.00   IDEXX Labs Corp.                                          21,600
      200.00   IDX Sys Corp.                                              8,700
    2,700.00   Imatron Inc.                                               6,581
      800.00   Immunomedics Inc.                                          4,050
      700.00   Incyte Pharmaceuticals Inc.                               32,725
      600.00   Inhale Therapeutic Sys.                                   16,275
    1,400.00   Integrated Health Svcs Inc.                               55,038
    1,000.00   Interneuron Pharmaceuticals                               10,437
    1,000.00   Invacare Corp.                                            26,000
      900.00   ISIS Pharmaceuticals Inc.                                 13,725
      500.00   I-Stat Corp.                                               6,688
      800.00   Jones Med Inds Inc.                                       28,950
      300.00   K V Pharmaceutical Co Cl B                                 8,362
      200.00   KOS Pharmaceuticals Inc.                                   1,875
      200.00   Lab Hldgs Inc.                                             4,700
      100.00   Labone Inc.                                                1,663
    1,600.00   Laboratory Corp Amer Hldgs                                 3,100
      300.00   Landauer Inc.                                              8,100
      400.00   Life Technologies Inc.                                    15,400



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
    1,000.00   Ligand Pharmaceuticals Inc.                               15,938
    1,300.00   Liposome Co Inc.                                           7,231
      200.00   Lunar Corp.                                                3,987
    1,000.00   Magellan Health Svcs.                                     26,000
      800.00   Mariner Health Group                                      13,700
      500.00   Marquette Med Sys Inc.                                    13,875
      500.00   Martek biosciences Corp.                                   7,594
      600.00   Maxicare Health Plans Inc.                                 6,600
    2,600.00   Medaphis Corporation                                      27,138
      800.00   Meddimmune Inc.                                           44,100
      300.00   Medical Manager Corp.                                      8,700
      400.00   Medical Res Inc.                                           2,113
      600.00   Medicis Pharmaceutical Corp.                              26,175
      400.00   Mediq Inc.                                                 5,450
      400.00   Medquist Inc.                                             14,725
      900.00   Mentor Corp Minn                                          24,862
    1,700.00   Mid Atlantic Med Svcs Inc.                                21,038
      900.00   Millennum Pharmaceuticals I                               16,762
      300.00   Minimed Inc.                                              13,275
      200.00   Miravant Med Technologies                                  6,350
      300.00   Myriad Genetics Inc.                                       6,713
    1,100.00   NABI Inc.                                                  3,369
      600.00   National Surgery Ctrs Inc.                                15,338
      600.00   NBTY Inc.                                                 36,450
      700.00   NCS Healthcare Inc.                                       23,450
      500.00   Neopath Inc.                                               6,875
      800.00   Neoprobe Corp                                              3,650
      600.00   Neurex Corp.                                              14,325
      400.00   Neurogen Corp.                                             6,150
    1,000.00   Neuromedical Sys Inc.                                      2,563
      900.00   Nexstar Pharmaceuticals Inc.                              10,350
    2,100.00   Novacare Corp.                                            31,237
      500.00   OEC-Medical Sys Inc.                                      11,813
      800.00   Organogenesis Inc.                                        27,100
    1,200.00   Orthodontic Ctrs Amer Inc.                                26,025
      900.00   Owens & Minor Inc. New                                    16,256
      200.00   Oxigene Inc.                                               2,975
      800.00   Paracelcus Healthcare Corp.                                3,700
    2,700.00   Paragon Health Network Inc.                               53,662
      700.00   Parexel Intl Corp.                                        21,875
      500.00   Pathogenesis Corp.                                        16,750
      750.00   Patterson Dental Co.                                      23,250
      400.00   Pediatrix Med Group                                       18,600
      200.00   Perclose Inc.                                              5,663
    2,300.00   Perrigo Co.                                               28,175
      600.00   Pharmaceutical Prod Dev Inc.                              14,025
      800.00   Pharmerica Inc.                                           11,900
      200.00   PHP Healthcare Corp                                        3,300
      600.00   Phymatrix Corp.                                            6,712
    1,100.00   Physician Computer Network                                 1,891
      800.00   Physician Reliance Nwk                                    11,000
    1,000.00   Physicians Resource Group Inc                              3,687
      600.00   Physio-Control Intl Corp.                                 10,500



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      400.00   Possis Medical Inc.                                        6,388
      500.00   Prime Med Svcs Inc. New                                    5,875
      600.00   Protein Design Labs                                       23,550
    2,275.00   PSS World Medical, Inc.                                   53,462
      500.00   Psychemedics Corp                                          2,781
    1,000.00   Quest Diagnostics Inc.                                    16,813
      700.00   Regeneron Pharmaceutcl                                     5,162
      800.00   Renal Care Group Inc.                                     30,400
      300.00   Res-Care Inc.                                             11,175
    1,068.00   Respironics Inc.                                          30,905
    1,200.00   Rexall Sundown Inc.                                       40,875
      700.00   Roberts Pharmaceutical Corp.                               9,975
      300.00   Sabratek Corp.                                            10,500
      600.00   Safeskin Corp.                                            44,325
      600.00   Sangstat Med Corp.                                        19,125
    1,300.00   Scios Inc.                                                15,844
    1,000.00   Sepracor Inc.                                             42,625
    1,100.00   Sequus Pharmaceuticals                                    11,619
      600.00   Serologicals Corp.                                        16,950
      600.00   Sierra Health Svcs Inc.                                   23,925
      900.00   Sola Intl Inc.                                            37,294
      200.00   Sonus Pharmaceuticals Inc.                                 4,900
      300.00   Spacelabs Medical Inc.                                     6,638
      400.00   Staar Surgical Co.                                         6,350
    1,100.00   Summit Technology Inc.                                     5,981
    1,500.00   Sun Healthcare Group Inc.                                 27,937
      100.00   Sunquest Information Inc.                                    969
      300.00   Sunrise Assisted Living Inc.                              13,425
      600.00   Sunrise Med Inc.                                           9,562
      200.00   Superior Consultant Hldgs Co.                              7,175
      600.00   Techne Corp.                                              11,625
      400.00   Theragenics Corp.                                         25,475
      500.00   Theratech Inc. Del                                         4,937
      700.00   Thermo Cardiosystems Inc.                                 18,944
    2,468.00   Total Renal Care Hldgs Inc.                               82,215
      600.00   Transition Sys Inc. Mass                                  12,225
      700.00   Transkaryotic Therapies Inc.                              22,662
      200.00   Trex Med Corp.                                             3,762
      500.00   Triangle Pharmaceuticals Inc.                              7,875
    1,500.00   Trigon Healthcare Inc.                                    45,094
      300.00   United Wis Svcs Inc.                                       9,956
      800.00   U.S. Bioscience Inc.                                       8,100
      900.00   Vertex Pharmaceuticals Inc.                               28,744
      500.00   Vical Inc.                                                 7,875
      400.00   Visx Inc. Del                                             10,000
      200.00   Vital Signs Inc.                                           4,525
      500.00   Vitalink Pharmacy Svcs Inc.                               10,781
    1,200.00   Vivus Inc.                                                14,100
      100.00   Wesley Jessen Visioncare Inc.                              3,287
      500.00   West Inc.                                                 15,062
    1,000.00   Zila Inc.                                                  7,469
                                                                     ----------
                                                                      3,289,899



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
               MACHINERY & MANUFACTURING                 0.10%
      800.00   Applied Industrial Tech Inc                               21,550
      300.00   Osmonics, Inc.                                             4,969
      800.00   Rohn Industries Inc.                                       4,500
      100.00   Thermospectra Corp.                                          944
                                                                     ----------
                                                                         31,963

               MATERIALS & PROCESSES                     9.18%
      400.00   Acme Metals Inc.                                           3,675
      300.00   Advanced Ltg Technologies                                  7,763
      100.00   AEP Inds Inc.                                              3,425
    1,900.00   AK Stl Hldg Corp.                                         40,137
      700.00   Albany Intl Corp.                                         18,288
      800.00   Albemarle Corp.                                           20,200
      100.00   Alexanders Inc.                                            9,344
      300.00   Alltrista Corp.                                            8,400
      300.00   Amcast Indl Corp.                                          6,487
      900.00   Amcol Intl Corp.                                          13,613
      400.00   American Business Prods GA                                 8,850
      900.00   American Pad & Paper Co New                                6,525
      500.00   American Residential Svcs Inc.                             4,969
      100.00   Ameron Intl Inc.                                           5,844
    1,900.00   Amax Gold Inc.                                             5,819
    1,000.00   Apogee Enterprises Inc.                                   13,250
      600.00   Aptargroup Inc.                                           36,038
    3,300.00   Armco Inc.                                                19,387
      400.00   Arqule Inc.                                                8,900
      200.00   Avatar Hldgs Inc.                                          5,500
    1,100.00   Ball Corp.                                                36,025
    1,100.00   Banta Corp.                                               34,031
      600.00   Barnett Inc.                                              12,900
      900.00   Belden Inc.                                               37,688
    1,000.00   Birmingham Stl Corp.                                      16,375
    1,000.00   BMC Inds Inc. Minn                                        19,437
      700.00   Brady Wh Co Cl A                                          23,450
      500.00   Brush Wellman Inc.                                        14,250
    1,000.00   Buckeye Technologies Inc.                                 21,250
    2,000.00   Burlington Inds Inc.                                      35,125
      200.00   Butler Mfg Co Del                                          7,200
    1,200.00   Calgon Carbon Corp.                                       14,025
      700.00   Calmat Co.                                                19,338
      400.00   Cambrex Corp.                                             20,150
      900.00   Caraustar Inds Inc.                                       29,700
      300.00   Carbide/Graphite Group Inc.                                9,000
      700.00   Carpenter Technology Corp.                                37,800
      500.00   Castle & Cooke Inc New                                     8,406
      400.00   Castle AM & Co.                                            9,250
      500.00   CB Coml Real Estate Svcs Group                            20,000
      400.00   Centex Construction Products                              14,575
      700.00   Century Alum Co.                                          10,500
      300.00   Chase Inds Inc.                                            9,281
      300.00   Chemed Corp.                                              12,300
      700.00   Chemfirst Inc.                                            18,550



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      700.00   Chesapeake Corp.                                          24,150
      200.00   Citation Corp Ala                                          4,487
      400.00   Cleveland Cliffs Inc.                                     21,500
      700.00   Coeur D alene Mines Corp Ida                               9,013
    2,100.00   Collins & Aikman Corp New                                 19,162
      500.00   Commercial Metals Co.                                     17,500
      500.00   Commonwealth Inds Inc. Del                                 8,719
      800.00   Cone Mls Corp NC                                           7,150
      200.00   Culp Inc.                                                  4,100
    1,200.00   Dal-Tile Intl Inc.                                        15,525
    1,100.00   DeKalb Genetics Corp                                      73,563
    1,300.00   Delta & Pine Ld Co.                                       67,600
      400.00   Deltic Timber Corp.                                       11,975
      800.00   Dexter Corp.                                              33,100
      500.00   Elcor Corp.                                               13,438
      300.00   Encore Wire Corp.                                          9,712
      200.00   Fab Inds Inc.                                              6,375
    1,200.00   Fairfield Cmntys Inc.                                     26,475
    1,400.00   Ferro Corp.                                               41,125
      500.00   Florida Rock Inds Inc.                                    14,281
      500.00   Foamex Intl Inc.                                           8,781
      200.00   Forest City Enterprises-Cl A                              11,288
      600.00   Furon Co.                                                 14,137
      400.00   Galey & Lord Inc.                                          9,200
    1,800.00   Gaylord Container Corp.                                   13,388
      400.00   General Chem Group Inc.                                   11,575
      800.00   Geon Co.                                                  17,900
    1,200.00   Georgia Gulf Corp.                                        32,550
      900.00   Getchell Gold Corp.                                       18,787
      300.00   Giant Cement Hldg Inc.                                     8,025
      100.00   Gibraltar Stl Corp.                                        2,138
      900.00   Glatfelter PH Co.                                         16,256
      400.00   Granite Constr Inc.                                       11,200
      500.00   Greif Bros Corp Cl A                                      19,375
      700.00   Grubb & Ellis Co.                                          7,088
      500.00   H.B. Fuller Company                                       29,938
      200.00   Hach Co.                                                   1,850
      400.00   Handy & Harman                                            14,075
    1,600.00   Hanna MA Co.                                              39,100
    1,900.00   Hecla Mng Co.                                             12,587
      700.00   Hexcel Corp New                                           19,250
      500.00   Hughes Supply Inc.                                        18,094
      300.00   Hunt Corp.                                                 7,369
      500.00   Imco Recycling Inc.                                        8,687
      700.00   Insignia Finl Group Inc.                                  17,500
      800.00   Interface Inc. Cl A                                       33,250
      600.00   Intermet Corp.                                            13,500
      600.00   Ionics Inc.                                               25,838
      600.00   J & L Specialty Steel                                      5,700
      800.00   Jacobs Engr Group Inc. Del                                25,900
      600.00   Juno Ltg Inc.                                             12,675
      800.00   Kaiser Aluminum Corp.                                      8,050
    1,200.00   Kaydon Corp.                                              49,050



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      300.00   Laearonal Inc.                                             8,738
      200.00   Lawson Prods Inc.                                          5,350
    1,100.00   Lawter International                                      12,237
      400.00   Layne Christensen Co.                                      6,050
      800.00   Lilly Inds Inc.                                           15,800
      100.00   Liqui Box Corp.                                            4,600
      900.00   LNR Ppty Corp.                                            24,075
      400.00   Lone Star Inds Inc.                                       27,775
      800.00   Lone Star Technologies Inc.                               19,000
    1,800.00   Longview Fibre Co.                                        28,013
      500.00   Lukens Inc. Del                                           16,344
      600.00   Lydall Inc. Del                                           10,837
      600.00   Macdermid Inc.                                            17,250
      500.00   Material Sciencies Corp.                                   5,469
      300.00   Maverick Tube Corp.                                        5,306
      200.00   Maxxam Inc.                                               12,250
      200.00   McWhortor Technologies Inc.                                5,063
      600.00   Medusa Corp.                                              36,675
      100.00   Mestek Inc.                                                2,156
      800.00   Minerals Technologies Inc.                                40,300
    1,000.00   Mississippi Chem Corp.                                    20,063
    1,200.00   Mohawk Inds Inc.                                          37,800
      400.00   Morrison Knudsen Corp New                                  4,475
      600.00   Mueller Inds Inc.                                         37,988
      600.00   Mycogen Corp.                                             10,913
      700.00   National Stl Corp.                                        11,988
      100.00   NCH Corp.                                                  7,069
      200.00   NCI Building Sys Inc.                                      9,700
      400.00   New England Business Svc Inc.                             13,700
      800.00   NL Inds Inc.                                              13,950
      400.00   NN Ball & Roller Inc.                                      4,325
      300.00   Nortek Inc.                                                9,600
      800.00   OM Group Inc.                                             33,700
      800.00   Oregon Stl Mls Inc.                                       17,600
    1,400.00   Paxar Corp.                                               19,862
      100.00   Penn Engr & Mfg Corp Cl A                                  2,413
    1,000.00   Polymer Group Inc.                                        13,062
      500.00   Pope & Talbot Inc.                                         7,594
      400.00   Price Enterprises Inc.                                     7,650
      200.00   Puerto Rican Cem Inc.                                     10,213
      500.00   Quanex Corp.                                              15,031
      400.00   Reliance Steel & Aluminum Co.                             15,400
      300.00   Republic Group Inc.                                        6,113
      500.00   RMI Titanium Co.                                          10,813
    1,200.00   Rock-Tenn Co.                                             19,125
      200.00   Rouge Inds Inc. Del                                        3,112
      200.00   Ryerson Tull Inc.                                          3,850
    1,300.00   Schulman A Inc.                                           32,825
      700.00   Scotts Co.                                                24,237
      400.00   Service Experts Inc.                                      12,575
      300.00   Shaw Group Inc.                                            7,481
      200.00   Shiloh Inds Inc.                                           4,500
      500.00   Shorewood Packaging Corp.                                 13,406



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      700.00   Silgan Holdings Inc.                                      24,587
      200.00   Simpson Manufacturing Co. Inc.                             8,150
      900.00   Southdown Inc.                                            62,719
      400.00   Spartech Corp.                                             8,775
      100.00   Special Metals Corp.                                       1,625
      400.00   SPS Technologies Inc.                                     21,575
      500.00   Standard Register Co.                                     16,969
      400.00   Standex Intl Corp.                                        12,250
      300.00   Stepan Co.                                                 9,112
      600.00   Stillwater Mng Co.                                        15,187
      200.00   Stone & Webster Inc.                                       9,350
      600.00   Synetic Inc.                                              31,125
      300.00   Synthetic Inds Inc.                                        7,500
      300.00   Tejon Ranch Co. Del                                        8,962
    1,400.00   Terra Inds Inc.                                           15,312
      400.00   Tetra Technologies Inc. Del                                9,900
      800.00   Texas Inds Inc.                                           46,250
      500.00   Thomas Inds Inc.                                          11,125
      600.00   Titanium Metals Corp.                                     16,275
      500.00   TJ Intl Inc.                                              16,000
      100.00   Tractor Supply Co.                                         2,062
      300.00   Tredegar Inds Inc.                                        21,731
      200.00   Tremont Corp.                                             11,625
      500.00   Triangle Pac Corp Del                                     19,000
      400.00   U S Can Corp.                                              7,100
      400.00   Universal Forest Prods Inc.                                6,800
      600.00   Valence Technology Inc.                                    2,962
      700.00   Valmont Inds Inc.                                         16,975
      600.00   Watsco Inc.                                               16,125
    1,700.00   Wausau-Mosinee Paper Co.                                  39,206
      500.00   WD-40 Co.                                                 15,219
      500.00   Webb Del Corp.                                            15,250
    1,000.00   Wellman Inc.                                              21,625
      500.00   Wolverine Tube Inc.                                       20,062
      700.00   Wyman Gordon Co.                                          16,012
      400.00   Zero Corp Del                                             11,300
      400.00   Zoltek Companies Inc.                                     14,000
                                                                     ----------
                                                                      3,085,294

               MINING & METALS                           0.15%
      777.00   Allegheny Teledyne Inc.                                   21,610
    1,300.00   Steel Dynamics Inc.                                       27,625
                                                                     ----------
                                                                         49,235

               OIL, GAS, & OTHER ENERGY                  3.76%
         400   ABT Bldg Prods Corp.                                       6,600
         500   ACX Technologies Inc.                                     11,969
         100   Ag Chem Equip Inc.                                         1,675
         800   Arch Coal Inc.                                            21,600
         400   Atwood Oceanics Inc.                                      21,625
        1100   Barrett Resources Corp.                                   38,431
         300   Belco Oil & Gas Corp.                                      5,063
        1000   Benton Oil & Gas Co.                                      11,062



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
         600   Berry Pete Co.                                             9,075
         900   Brown Tom Inc.                                            20,138
         800   Cabot Oil & Gas Corp                                      18,100
         700   Calpine Corp.                                             12,469
         200   Carbo Ceramics Inc.                                        7,800
        1860   Chesapeake Energy Corp.                                   10,927
         600   Cliffs Drilling Co.                                       24,788
         900   COHO Energy Inc.                                           7,031
         800   Comstock Res Inc.                                          8,700
        1200   Cross Timbers Oil Co.                                     24,150
         800   Devon Energy Corp.                                        31,100
         100   DLB Oil & Gas Inc.                                           888
        1300   Equitable Res Inc.                                        43,225
         500   Forcenergy Inc.                                           13,250
        1000   Forest Oil Corp.                                          15,437
        1900   Global Inds Ltd.                                          38,713
        2500   Grey Wolf Inc.                                            11,250
        3700   Harken Energy Corp.                                       23,819
         200   Holly Corp                                                 5,425
         300   Houston Expl Co.                                           6,469
         500   HS Res Inc.                                                7,812
        1400   Input/Output Inc.                                         32,725
         900   KCS Energy Inc.                                           14,400
        3400   Kelly Oil & Gas Corp.                                      7,225
         600   Key Energy Group Inc.                                      9,788
         700   Lomak Pete Inc.                                           11,462
         600   Louis Dreyfus Nat Gas Corp.                               10,950
        1800   Marine Drilling Cos Inc.                                  38,925
        1200   Meridian Resource Corp.                                    9,600
        1800   National Oilwell Inc.                                     59,063
        1100   Newfield Expl Co.                                         28,669
        2200   Newpark Res Inc.                                          40,150
         300   North Carolina Nat Gas Corp.                               8,119
         700   Nuevo Energy Co.                                          25,069
        1170   Ocean Energy Inc.                                         27,568
         800   Oceaneering Intl Inc.                                     15,800
         900   Oneok Inc.                                                36,675
        2400   Parker Drilling Co.                                       25,200
         800   Patterson Energy Inc.                                      9,200
         600   Plains Res Inc.                                           10,200
         700   Pool Energy Svcs Co.                                      16,362
        1500   Pride Intl. Inc.                                          35,812
        1200   Quaker St. Corp.                                          22,575
         400   RPC Inc.                                                   4,900
         200   Rutherford-Moran Oil Corp.                                 4,650
         500   Seacor Smit Inc.                                          29,094
         800   Seitel Inc.                                               12,100
        1000   Snyder Oil Corp.                                          20,375
         400   St Mary Ld & Expl Co.                                     15,287
         400   Stone Energy Corp.                                        15,625
         600   Swift Energy Co.                                          10,237
         900   Tesoro Pete Corp                                          16,088
         100   Thermo Ecotek Corp.                                        1,931



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
        1100   Titan Expl Inc.                                            8,937
         800   Transmontaigne Oil Co.                                    11,200
         700   Trico Marine Services Inc.                                14,744
         100   Trigen Energy Corp.                                        1,512
        1600   Tuboscope Inc.                                            30,400
         800   Unit Corp.                                                 6,500
        1200   Varco Intl. Inc.                                          30,900
         800   Veritas DGC Inc.                                          40,450
        1100   Vintage Pete Inc.                                         23,100
         600   Zeigler Coal Hldg Co.                                     10,275
                                                                     ----------
                                                                      1,262,433

               TECHNOLOGY                               11.55%
      100.00   Act Mfg Inc.                                               1,013
      700.00   Actel Corp.                                               10,325
      700.00   Adtran Inc.                                               20,781
      800.00   Alliance Semiconductor                                     6,000
      300.00   Alliant Techsystems                                       18,825
      500.00   Altron Inc.                                                7,625
    1,300.00   Ampex Corp Del                                             3,331
      600.00   Amphenol Corp New                                         34,612
      500.00   Anadigics Inc.                                             6,531
      300.00   Analogic Corp.                                            12,075
      800.00   Analysts Intl Corp.                                       23,400
    1,200.00   Anixter Intl Inc.                                         22,125
      200.00   APEX PC Solutions Inc.                                     5,375
      800.00   Applied Magnetics CP Del                                   9,250
      700.00   Apsen Technology Inc.                                     28,875
      400.00   Arbor Software Corp.                                      18,450
      300.00   Aspect Dev Inc.                                           16,463
      600.00   ATMI Inc.                                                 18,150
      900.00   Auspex Sys Inc.                                            7,875
      800.00   Avant Corp.                                               16,700
      900.00   Avid Technology Inc.                                      37,012
      500.00   Aware Inc. Mass                                            7,563
      600.00   BEA Sys Inc.                                              16,875
       56.60   BMC Software                                               4,744
      400.00   Benchmark Electrs Inc.                                     9,525
      600.00   Berg Electrs Corp.                                        15,412
      600.00   Black Box Corp Del                                        22,125
      900.00   Boole & Babbage Inc.                                      22,050
    1,300.00   Borland Intl Inc.                                         11,659
    1,350.00   Burr Brown Corp.                                          33,750
      900.00   Cable Design Technologies Co.                             27,113
      300.00   CACI Intl Inc.                                             6,600
    1,800.00   Caseys Gen Stores Inc.                                    28,800
    1,200.00   C-Cube Microsystems Inc.                                  22,350
      300.00   CDW Computer Ctrs Inc.                                    17,962
    1,200.00   Cellnet Data Sys Inc.                                     13,200
    1,200.00   Checkpoint Systems Inc.                                   25,500
      450.00   Chicago Miniature Lamp Inc.                               17,494
    1,100.00   CHS Electronics Inc.                                      20,625
      400.00   Ciber Inc.                                                27,975



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
    2,100.00   Cirrus Logic Corp                                         21,263
    1,350.00   Citrix Sys Inc.                                           73,153
      700.00   Clarify Inc.                                              10,413
      800.00   Coherent Inc.                                             19,350
      300.00   Coherent Communication Sys Corp.                          13,837
      200.00   Complete Business Solutions                                7,175
      700.00   Compucom Sys Inc.                                          5,775
      100.00   Computer Mgmt Sciences Inc.                                2,769
    1,500.00   Comverse Technology Inc.                                  73,313
    1,700.00   Copytele Inc.                                              5,737
      900.00   CSG Sys Intl Inc.                                         40,725
      200.00   Cubic Corp.                                                4,700
      300.00   Cybermedia Inc.                                            2,063
      300.00   Data Dimensions Inc.                                       3,881
    1,600.00   Data Gen Corp.                                            28,300
      300.00   Davox Corp.                                                9,337
      200.00   DBT Online Inc.                                            4,500
      200.00   Deltek Sys Inc.                                            3,550
      300.00   Dialogic Corp.                                            12,806
    1,200.00   Diamond Multmedia Sys.                                    17,850
      200.00   Digital Lightwave Inc.                                     1,219
      200.00   Digital Link Corp.                                         2,200
    1,400.00   Digital Microwave Corp.                                   20,650
      400.00   Documentum Inc.                                           21,650
    1,400.00   DSP Communications Inc.                                   23,887
      400.00   Edify Corp.                                                8,075
      200.00   Eltron Intl Inc.                                           4,900
      400.00   Encad Inc.                                                 5,225
      500.00   ESS Technology Inc.                                        3,188
      300.00   Esterline Technologies Corp.                              12,656
      800.00   ETEC Systems Inc.                                         47,200
      300.00   Evans & Sutherland Computer                                8,775
      800.00   Exabyte Corp.                                              6,900
      300.00   Exar Corp.                                                 6,487
      600.00   Filenet Corp.                                             29,325
      500.00   Fonix Corp Del                                             2,781
      100.00   Forrester Resh Inc.                                        3,550
      600.00   Forte Software Inc.                                        4,500
    1,000.00   FTP Software Inc.                                          3,344
      300.00   Geotel Communications Corp.                                8,287
      700.00   Gerber Scientific Inc.                                    18,244
    2,100.00   Glenayre Technologies                                     26,250
      400.00   HADCO Corp.                                               15,850
      700.00   Harbinger Corp.                                           26,425
    1,300.00   HMT Technology Corp.                                      16,819
      600.00   HNC Software Inc.                                         22,575
      700.00   Hutchinson Technology Inc.                                18,550
      700.00   Hyperion Software Inc.                                    30,975
      200.00   I2 Technologies Inc.                                      13,125
      600.00   Identix Inc.                                               5,100
      300.00   IKOS Systems Inc.                                          2,025
    1,400.00   Imation Corp.                                             25,900
      300.00   Imnet Sys Inc.                                             6,750



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      800.00   In Focus Sys Inc.                                          7,200
      300.00   Indus Intl Inc.                                            3,075
      900.00   Industri-Matematik Intl Corp.                             28,237
      200.00   Information Mgmt Res Inc.                                 11,775
    1,000.00   Information Res Inc.                                      16,250
      500.00   Innovex Inc.                                              12,188
      300.00   INSO Corporation                                           5,325
      400.00   Integrated Circuit Sys Inc.                                8,375
    2,800.00   Integrated Device Tech                                    39,375
      600.00   Integrated Process Equip Corp.                            12,075
      500.00   Integrated Sys Inc.                                       10,781
    1,500.00   Intergraph Corp.                                          12,703
      700.00   International Network Svcs.                               20,475
    1,800.00   International Rectifier Corp.                             21,150
      700.00   Intersolv Inc.                                            12,556
      500.00   Intervoice Inc.                                            4,656
      300.00   JDA Software Group Inc.                                   15,938
    1,300.00   Kemet Corp.                                               24,131
      300.00   Kronos Inc.                                               10,537
    1,400.00   Learning Company Inc.                                     32,375
      200.00   Lecroy Corp.                                               4,250
      600.00   Legato Systems Inc.                                       35,625
    1,050.00   Level One Communications Inc.                             24,675
      300.00   LHS Group Inc.                                            27,656
      700.00   Littelfuse Inc.                                           18,200
    1,300.00   LTX Corp.                                                  6,297
    1,100.00   Macromedia Inc.                                           16,363
      600.00   Manugistics Group Inc.                                    33,638
      600.00   Marshall Inds.                                            20,025
      200.00   Mastech Corp.                                             10,194
    2,100.00   Mentor Graphics Corp.                                     20,606
      600.00   Mercury Interactive CP                                    21,900
    1,000.00   Methode Electrs Inc. - Cl A                               14,937
      200.00   Metro Information Services                                 6,825
      400.00   Micrel Inc.                                               15,175
      400.00   Micro Linear Corp.                                         2,675
      500.00   Microage Inc.                                              6,313
    1,000.00   Microprose Inc. New                                        2,125
      300.00   Microtouch Sys Inc.                                        5,775
      700.00   MRV Communications Inc.                                   16,362
      700.00   Mylex Corp.                                                5,513
    1,000.00   National Computer Sys Inc.                                22,500
      500.00   National Instrs Corp.                                     17,062
      400.00   National Microsystems Corp.                               15,850
      500.00   National Techteam Inc.                                     5,063
      300.00   Neomagic Corp.                                             5,662
    1,000.00   Network Appliance Inc.                                    35,500
      500.00   Network Computing Devices Inc.                             5,250
      700.00   Network Equip Technologies                                11,375
    1,200.00   Newport News Shipbuilding Inc.                            32,025
      400.00   Nichols Resh Corp.                                        11,200
      500.00   Nimbus CD Intl Inc.                                        5,094
    1,300.00   Oak Technology Inc.                                        8,206



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      300.00   Objective Sys Integrators Inc.                             4,125
      300.00   ODS Networks Inc.                                          1,800
      600.00   OIS Optical Imaging Sys Inc.                                 712
      600.00   Open Mkt Inc.                                             12,375
      400.00   Park Electrochemical Corp.                                10,325
    1,300.00   P-Com Inc.                                                26,000
      100.00   Pegaystems Inc.                                            1,825
      500.00   Periphonics Corp.                                          6,422
      500.00   Phoenix Technology Ltd.                                    6,000
      600.00   Photronics Inc.                                           16,800
      900.00   Pioneer Std Electrs Inc.                                  11,025
    2,300.00   Platinum Technology Inc.                                  59,225
      500.00   Plexus Corp.                                               9,938
    1,100.00   PMC-Sierra Inc.                                           41,800
      500.00   Powertel Inc.                                             10,797
      100.00   Powerwave Technologies Inc.                                1,325
      800.00   Premiere Technologies Inc.                                27,700
      900.00   Premisys Communications Inc.                              25,819
      400.00   Progress Software Corp.                                   12,000
      300.00   Project Software & Dev. Inc.                               7,200
      300.00   Proxim Inc.                                                4,575
    1,200.00   Psinet Inc.                                               13,350
      200.00   Radiant Systems Inc.                                       4,950
      200.00   Radisys Corp.                                              5,025
      400.00   Rambus Inc. Del                                           17,500
    1,000.00   Ramtron Intl Corp.                                         4,375
    2,700.00   Rational Software Corp.                                   35,100
    1,600.00   Read-Rite Corp                                            22,100
      600.00   Remec Inc.                                                17,213
      700.00   Remedy Corp                                               13,737
      600.00   Renaissance Worldwide Inc.                                16,463
      300.00   Rogers Corp.                                              12,450
    1,700.00   S3 Inc.                                                   12,006
      800.00   Sabre Group Hldgs Inc.                                    28,700
    1,000.00   Safeguard Scientifics Inc.                                37,625
      600.00   Sandisk Corp.                                             14,925
      700.00   Sanmina Corp.                                             48,956
      600.00   Santa Cruz Operation                                       3,075
      200.00   Sapient Corp.                                              9,475
      200.00   Sawtek Inc.                                                5,075
      700.00   Scopus Technology Inc.                                    14,088
      400.00   SDL Inc.                                                   9,500
      200.00   Seachnage Intl. Inc.                                       1,400
      400.00   Semtech Corp.                                             10,200
    1,500.00   Sequent Computer Sys Inc.                                 27,375
      300.00   Sheldahl Co.                                               3,337
    1,000.00   Shiva Corp.                                               10,000
    1,400.00   Siebel Sys Inc.                                           40,250
      400.00   Siliconix Inc.                                            15,000
      300.00   Sipex Corp.                                                9,900
      900.00   Smart Modular Tech Inc.                                   20,531
      400.00   Spectrian Corp.                                            6,650
      200.00   Speedfam Intl Inc.                                         5,163



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      400.00   Splash Technology Hldgs Inc.                               6,700
      200.00   SPSS Inc.                                                  4,700
      400.00   Stanford Telecommunications                                6,750
    1,000.00   Stratus Computer Inc.                                     44,062
    1,200.00   Structural Dynamics Resh Corp.                            29,850
      400.00   Supertex Inc.                                              4,450
      300.00   Sykes Enterprises Inc.                                     6,300
    2,000.00   Symantec Corp.                                            53,875
    1,000.00   System Software Assoc Inc.                                 7,719
      600.00   Systems & Computer Technology                             24,750
      700.00   Systemsoft Corp.                                           2,581
      200.00   Tech Sym Corp.                                             5,625
      900.00   Technology Solutions Co.                                  23,850
      400.00   Tekelec                                                   18,150
      500.00   Telxon Corp.                                              13,250
      100.00   Thermo Optek Corp.                                         1,750
      100.00   Thermoquest Corp.                                          1,800
      300.00   Thermotrex Corp.                                           6,337
      600.00   Tracor Inc. New                                           19,238
      300.00   Transaction Network Svcs Inc.                              5,306
      400.00   Trident Microsystems Inc.                                  2,975
      800.00   Trimble Navigation Ltd.                                   14,250
      300.00   Triquint Semiconductor Inc.                                6,788
      800.00   Unitrode Corp.                                            14,900
      200.00   Urie Sys. Inc.                                             4,837
      700.00   USCS Intl Inc.                                            14,919
    1,500.00   Vanstar Corp.                                             18,750
      300.00   Vantive Corp.                                             10,969
    1,000.00   Veritas Software Co.                                      59,125
      700.00   Viasoft Inc.                                              19,163
      400.00   Videoserver Inc.                                           4,994
      800.00   Visio Corp.                                               34,400
      500.00   VWR Scientific Prods Corp.                                17,656
      500.00   Walker Interactive Sys Inc.                                9,781
      300.00   Wall Data Inc.                                             4,500
    1,300.00   Wang Labs Inc. New                                        40,219
      300.00   Watkins Johnson Co.                                        8,119
      500.00   Westell Technologies Inc.                                  6,375
      300.00   Whittman-Hart Inc.                                        13,575
      700.00   Wind River Systems Inc.                                   27,825
      500.00   Wonderware Corp.                                          11,938
      700.00   World Access Inc.                                         22,750
      800.00   Xircom Inc.                                               11,050
    1,100.00   Xylan Corp.                                               26,813
      800.00   Yahoo Inc.                                                73,950
      600.00   Zebra Technologies Corp.                                  23,100
      500.00   Zitel Corp.                                                7,156
      300.00   Zoran Corp.                                                4,050
                                                                     ----------
                                                                      3,884,344

               TRANSPORTATION                            4.12%
      900.00   AAR Corp                                                  24,525
      600.00   Aftermarket Technology Corp                               13,275



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
    1,100.00   Air Express Intl Corp                                     29,219
    1,800.00   Airborne Fght Corp                                        67,725
      300.00   Airnet Sys Inc.                                            8,700
    1,300.00   Airtran Hldgs Inc New                                      9,100
      700.00   Alaska Air Group Inc.                                     37,931
    1,400.00   America West Hldg Corp                                    35,875
      700.00   American Freightways Corp                                  7,700
      700.00   Arctic Cat Inc.                                            6,519
      700.00   Arnold Inds Inc.                                          11,812
      800.00   ASA Hldgs Inc.                                            29,450
      300.00   Atlas Air Inc.                                             9,769
      500.00   Aviall Inc New                                             7,500
      400.00   Avondale Inds INc.                                        11,500
      400.00   Barnes Group INc.                                         13,325
      800.00   BE Aerospace Inc.                                         22,500
      500.00   Breed Technologies Inc.                                   11,656
      400.00   Circle Intl Group Inc.                                    10,600
      600.00   Coach USA Inc                                             26,100
      500.00   Coachman Inds INc.                                        13,500
      800.00   Consolidated Freightways Cor                              13,600
      400.00   Covenant Trans Inc.                                        8,763
      300.00   Eagle USA Airfreight Inc.                                  8,100
      300.00   Excel Inds Inc.                                            6,187
      600.00   Exide Corp                                                10,162
      900.00   Expeditors Intl Wash Inc                                  38,588
    1,400.00   Federal Mogul Corp                                        74,463
    1,000.00   Fleetwood Enterprises Inc.                                46,562
      100.00   Florida East Coast Inds.                                  11,113
      800.00   Fritz Cos INc.                                            12,700
    1,300.00   Gentex Corp                                               44,119
    1,600.00   Greyhound Lines Inc.                                       7,600
      200.00   Halter Marine Group Inc.                                   3,175
      900.00   Hayes Lemmerz                                             29,700
      600.00   Heartland Express Inc.                                    16,650
      800.00   Hunt J B Transport SVC                                    22,750
      400.00   Hvide Marine Inc.                                          7,050
      800.00   Kirby Corp                                                19,250
      100.00   Kitty Hawk Inc.                                            2,200
      100.00   Knight Transn Inc                                          3,200
      400.00   Landstar Systems Inc.                                     12,900
      900.00   Mascotech Inc                                             20,756
      300.00   Mesava Hldgs Inc.                                          9,431
      300.00   Midwest Express Hldgs Inc.                                14,700
    1,000.00   Miller Inds Inc Tenn                                       7,313
      800.00   Modine Mfg Co                                             27,800
      600.00   Motivepower Inds INc.                                     16,575
      300.00   MS Carriers Inc.                                          10,162
      500.00   Myers Inds Inc.                                           10,438
      800.00   Offshore Logistics Inc.                                   15,900
    1,300.00   OMI Corp                                                  11,700
      400.00   O'Reilly Automotive Inc.                                  11,025
      900.00   Overseas Shipholding Group                                19,238
      700.00   Pittston Co                                               10,937



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      900.00   Polaris Industries Inc.                                   33,300
      400.00   Roadway Express Inc Del                                    9,825
      600.00   Simpson Inds iNc.                                          8,400
      300.00   Skyline Corp                                               9,150
      400.00   Smith A O                                                 17,900
      400.00   SPX Corp                                                  30,525
      300.00   Standard Mtr Prods Inc.                                    5,756
      600.00   Standard Prods Co                                         19,763
      700.00   Superior Inds Intl Inc.                                   23,231
      750.00   Swift Transn Co                                           18,000
      800.00   TBC Corp                                                   8,000
      200.00   Thor Inds INc                                              8,188
      600.00   Titan Intl Inc Ill                                        11,550
      600.00   Tower automotive Inc                                      27,000
    1,800.00   Trans World Airlines Inc.                                 22,162
      900.00   US Freightways Corp                                       32,400
      300.00   US Rentals Inc                                             8,288
      700.00   Wabash Natl Corp                                          20,300
      300.00   Walbro Corp                                                3,675
      800.00   Werner Enterprises Inc.                                   20,400
      500.00   Westinghouse Air Brake Co NE                              14,844
      500.00   Winnebago Industries                                       5,906
      700.00   Wynns Intl Inc                                            15,925
    1,000.00   Yellow Corp                                               19,125
                                                                     ----------
                                                                      1,386,701

               UTILITIES                                 7.30%
      600.00   ACC Corp.                                                 31,950
      200.00   Aerial Communications Inc.                                 1,550
    2,000.00   AGL Res Inc.                                              43,000
    1,300.00   Aliant Communications Inc.                                44,200
      500.00   American Mobile Satellite Co.                              7,125
      300.00   Aquarion Co.                                               9,731
      200.00   Aquila Gas Pipeline Corp.                                  3,250
      500.00   Associated Group Inc. Cl A                                19,250
    1,000.00   Atmos Energy Corp.                                        29,625
      500.00   Bay St. Gas Co.                                           18,844
      750.00   Black Hills Corp.                                         17,391
    1,200.00   Cablevision Sys Corp.                                     78,900
      400.00   California Water                                          10,825
      400.00   Cellular Communications Intl.                             27,200
      600.00   Centennial Cellular Corp.                                 15,769
      600.00   Central Hudson Gas & Elec Co.                             26,175
      800.00   Central La Elec Inc.                                      27,400
    1,100.00   Central Maine Pwr Co.                                     19,387
    1,100.00   Century Communications Corp.                              14,094
      400.00   CFW Communication Co.                                     10,700
      500.00   Cilcorp Inc.                                              24,125
      300.00   Colonial Gas Co.                                           8,606
      700.00   Commonwealth Energy Sys                                   27,913
      400.00   Commonwealth Tel Entrp.                                   11,250
    1,800.00   Comsat Corp.                                              61,987
    3,600.00   Conectiv                                                  78,975



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
      400.00   Connecticut Energy Corp.                                  12,300
      400.00   Corecomm Inc.                                              6,662
      200.00   CTG Res Inc.                                               5,138
      300.00   E Town Corp.                                              10,406
      700.00   Eastern Utils Assoc.                                      19,075
      300.00   Echostar Communications New                                6,600
    2,100.00   El Paso Elec Co.                                          17,981
      600.00   Empire Dist Elec Co.                                      12,975
    1,000.00   Energen Corp.                                             22,000
      300.00   General Communications Cl A                                2,381
    1,100.00   Hawaiian Elec Industries                                  45,650
      800.00   Highwaymaster Communications                               5,100
    1,100.00   IES Inds Inc.                                             40,906
      800.00   Indiana Energy Inc.                                       24,350
      600.00   Intermedia Communications                                 47,775
      500.00   Interstate Pwr Co.                                        17,906
      600.00   IXC Communications Inc.                                   34,238
      500.00   Jones Intercable Inc Cl A                                  9,125
      600.00   Laclede Gas Co.                                           15,038
      600.00   Madison Gas & Elec Co.                                    13,050
    1,300.00   McLeodusa Inc.                                            54,925
    1,000.00   MDU Res Group Inc.                                        37,312
    1,200.00   Minnesota Pwr & Lt Co.                                    51,000
    1,800.00   Mobile Telecommun Tech                                    40,275
    1,800.00   Nevada Power Co.                                          48,150
      600.00   New Jersey Res.                                           23,513
      500.00   North Pittsburgh Sys Inc.                                  8,062
      800.00   Northwest Nat Gas Co.                                     22,500
      600.00   Northwestern Pub Svc Co.                                  13,763
    1,000.00   NTL Inc.                                                  43,250
      400.00   NUI Corp.                                                 10,950
    1,100.00   Omnipoint Corp.                                           32,450
      500.00   Orange & Rockland Utils Inc.                              22,437
      400.00   Otter Tail Pwr Co.                                        15,050
      300.00   Pacific Gateway Exchange Inc.                             17,175
    1,400.00   Pagemart Wireless Inc.                                    12,163
    3,600.00   Paging Network Inc.                                       55,350
      300.00   Pennsylvania Enterprises Inc.                              7,575
      800.00   Philadelphia Subn Corp.                                   17,250
    1,100.00   Piedmont Nat Gas Inc.                                     38,225
      500.00   Pricellular Corp.                                          6,375
      500.00   Primus Telecommunications Gr.                             14,500
    1,500.00   Public Svc Co N Mex                                       36,656
      700.00   Public Svc Co NC Inc.                                     14,350
      600.00   RCN Corp.                                                 30,075
    1,400.00   Rochester Gas & Elec Corp.                                45,500
      400.00   Semco Energy Inc.                                          6,750
    1,100.00   Sierra Pac Res                                            41,319
      800.00   Sigcorp Inc.                                              25,550
      300.00   Smartalk Teleservices Inc.                                 9,581
      300.00   South Jersey Inds Inc.                                     8,906
      300.00   Southern California Wtr Co.                                7,800
      300.00   Southern Un Co New                                         7,200



   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
    1,000.00   Southwest Gas Corp.                                       20,875
      900.00   Southwestern Energy Co.                                    9,563
      600.00   TCA Cable TV Inc.                                         35,475
    1,800.00   TCI Satellite Entmt Inc. Cl A                             12,825
    1,200.00   Tel-Save Hldgs Inc.                                       27,300
      400.00   TNP Enterprises Inc.                                      13,225
    1,200.00   UGI Corp New                                              33,900
    1,100.00   Unisource Energy Corp Hld Co.                             19,113
      500.00   United Illum Co.                                          24,187
      900.00   United Intl Hldgs Inc Cl A                                15,075
    1,300.00   United Sts Satellite                                      11,944
      900.00   United Wtr Res Inc.                                       16,256
    1,300.00   Vanguard Cellular Sys I-Cl A                              23,644
    1,600.00   Washington Gas Lt Co.                                     43,800
    2,000.00   Washington Wtr Pwr Co.                                    49,000
      700.00   Western Gas Res Inc.                                      13,300
    2,500.00   Western Wireless Corp.                                    57,500
      700.00   Wicor Inc.                                                33,863
    1,200.00   Winstar Communications                                    51,300
    1,100.00   WPL Hldgs Inc.                                            37,056
      900.00   WPS Resources Corp.                                       29,981
      400.00   Yankee Energy Sys Inc.                                     9,825
                                                                     ----------
                                                                      2,452,822

               OTHER                                     1.38%
      500.00   Bell & Howell Co New                                      13,719
      900.00   Carlisle Cos Inc.                                         44,213
      800.00   Carter Wallace Inc.                                       14,550
      100.00   Christiana Cos INc.                                        3,650
      600.00   Clarcor Inc.                                              19,950
      500.00   Commercial Intertech Corp                                 11,937
      600.00   Cylink Corp.                                               8,662
      700.00   Eastern Enterprises                                       30,100
      500.00   Fairchild Corp                                            10,781
      600.00   Figgie Intl Inc Del CL A                                   8,325
    1,200.00   Gencorp Inc.                                              36,900
      800.00   Global Indl Technologies INc.                             13,200
    1,100.00   Griffon Corp                                              17,463
      200.00   Insilco Corp                                               8,600
      600.00   Kaman Corp CL A                                           11,025
      400.00   Mastec Inc.                                               12,600
    1,500.00   Metromedia Intl Group Inc.                                22,781
    1,800.00   Ogden Corp                                                51,750
      200.00   Pec Israel Economic Corp                                   4,587
      900.00   Primark Corp                                              38,475
      300.00   Sequa Corporation CL A                                    22,181
      600.00   Showboat Inc.                                             17,963
      600.00   Triarc Companies Inc.                                     15,750
    1,200.00   Walter Inds Inc.                                          25,650
                                                                     ----------
                                                                        464,812
                                                                     ----------

               Total common stocks (cost: $30,232,663)               33,498,234





   SHARES OR
   PRINCIPAL
   AMOUNT                                                            VALUE


                                                                    $
               SHORT-TERM INVESTMENTS                    0.34%

$117,000.00    U.S. Treasury bills, 4.985% to 5.36%
                effective yield, due April 1998                         116,625
                                                                     ----------
               Total short-term investments
                (cost: $116,641)                                        116,625
                                                                     ----------

               TOTAL INVESTMENTS (COST: $30,349,304)    99.99%       33,614,859

               CASH AND OTHER ASSETS, LESS LIABILITIES   0.01%            2,250
                                                                     ----------

               NET ASSETS                              100.00%      $33,617,109
                                                                     ----------
                                                                     ----------


Note: At March 31, 1998, net unrealized appreciation of $3,265,555 consisted of gross unrealized appreciation of $3,771,778 and gross unrealized depreciation of $506,223 based on cost of $30,349,304 for federal income tax purposes.

                 STATE FARM VP TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO ANALYSIS BY COUNTRY
                                      03/31/1998


SHARES            SECURITY DESCRIPTION             % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
       840   BANK AUSTRIA AG                              0.09%      56,879.09
       360   OEMV AG                                      0.08%      46,401.62
       620   OEST ELEKTRIZATSWIRTS                        0.12%      71,002.77
       360   VA TECHNOLOGIE AG                            0.09%      56,722.32
                                                    ---------------------------
                                    TOTAL AUSTRIA         0.38%     231,005.80


     6,800   AMATIL LTD COCA COLA                         0.09%      53,436.44
     2,500   BRAMBLES INDUSTRIES LTD                      0.09%      52,140.50
    19,200   BROKEN HILL PROPRIETARY                      0.32%     196,590.72
    13,000   COLES MYER LTD                               0.11%      65,088.40
    16,700   CSR LTD                                      0.10%      58,141.05
    25,900   FOSTERS BREWING GRP LTD                      0.09%      56,506.03
     7,300   ICI AUSTRALIA                                0.08%      50,878.81
     3,000   LEND LEASE CORP LTD                          0.12%      70,029.00
    14,200   NATIONAL AUSTRALIA BANK LTD                  0.33%     202,554.48
    16,100   NEWS CORPORATION LTD                         0.15%      91,179.13
    17,600   NEWS CORPORATION LTD                         0.19%     116,364.16
    25,752   NORMANDY MINING LIMITED                      0.05%      27,665.37
    21,200   PACIFIC DUNLOP                               0.07%      40,629.80
    17,000   PIONEER INTL LTD                             0.08%      49,039.90
     5,300   RIO TINTO LTD.                               0.11%      69,767.08
    11,500   SANTOS LTD                                   0.07%      43,164.10
    47,700   TELSTRA CORPORATION                          0.20%     123,046.92
    12,700   WESTERN MNG CORP HOLDING LTD                 0.07%      43,625.77
    28,800   WESTFIELD TRUST                              0.10%      60,733.44
    18,500   WESTPAC BANKING CORP                         0.20%     124,155.35
                                                    ---------------------------
                                    TOTAL AUSTRALIA       2.62%   1,594,736.45


       300   BARCO N.V. (INDUSTRIES)                      0.13%      77,538.33
        70   BEKAERT SA                                   0.08%      51,285.92
       650   CIMENTERIES CBR CEMENTBED                    0.10%      62,872.10
     1,020   DELHAIZE LE PS                               0.11%      65,506.44
       300   ELECTRABEL                                   0.13%      76,437.36
       300   FORTIS AG                                    0.14%      83,357.64
       450   GBL GROUP BXL LAMB                           0.13%      77,734.89
       600   NV UNION MINIERE SA                          0.07%      41,836.08
       240   PETROFINA SA NPV                             0.14%      86,660.48
       800   REUNIES ELECTROBEL & TRACTEBEL               0.14%      84,091.60
       200   ROYAL BELGE                                  0.12%      70,120.02
     1,250   SOLVAY ET CIE                                0.16%      94,694.75
                                                    ---------------------------
                                    TOTAL BELGIUM         1.43%     872,135.61


    11,615   ABBEY NATIONAL                               0.37%     225,041.79
     3,405   ANGLIAN WATER                                0.09%      53,399.25
     5,995   ARGOS                                        0.10%      62,594.39
    12,470   ARJO WIGGINS APPLETON                        0.07%      40,929.03
     9,030   ASSOCIATED BRITISH FOODS                     0.15%      93,073.11
    28,160   B.A.T. INDUSTRIES                            0.47%     287,184.13
    13,035   BARCLAY'S                                    0.64%     390,728.03
     8,147   BASS                                         0.26%     156,211.39
     6,920   BBA GROUP                                    0.09%      51,798.97
    35,250   BG PLC NEW SHS                               0.30%     182,989.80


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
     8,690   BLUE CIRCLE INDUSTRIES                       0.09%      53,261.01
     4,890   BOC GROUP                                    0.13%      78,120.68
     9,310   BOOTS CO                                     0.25%     149,201.13
     7,120   BPB INDUSTRIES                               0.07%      45,009.79
     4,210   BRITISH AEROSPACE                            0.23%     138,745.18
    10,930   BRITISH AIRWAYS                              0.18%     111,191.98
     4,850   BRITISH LAND COMPANY                         0.10%      60,913.58
    49,645   BRITISH PETROLEUM CO                         1.18%     716,625.58
    18,320   BRITISH SKY BROADCASTING                     0.23%     137,440.30
    23,960   BRITISH STEEL                                0.09%      56,974.48
    55,755   BRITISH TELECOMMUNICATIONS                   1.00%     606,887.60
    41,140   BTR LIMITED                                  0.22%     135,029.71
     4,440   BURMAH CASTROL                               0.15%      90,560.90
    18,380   CABLE & WIRELESS                             0.38%     230,073.49
     8,740   CADBURY SCHWEPPES                            0.20%     121,332.18
     9,455   CARLTON COMMUNICATIONS                       0.12%      75,128.48
    37,950   CENTRICA                                     0.12%      71,494.01
     5,965   COMMERCIAL UNION                             0.19%     116,471.40
     9,135   COURTAULDS                                   0.09%      55,070.35
    33,333   DIAGEO                                       0.65%     392,409.41
     6,015   ELECTROCOMPONENTS                            0.09%      53,384.93
    11,442   ELEMENTIS NEW                                0.04%      26,632.40
     9,415   EMI GROUP                                    0.13%      78,200.99
    13,900   FKI BABCOCK                                  0.08%      47,251.66
    27,535   GENERAL ELECTRIC                             0.36%     218,099.23
     4,100   GKN PLC                                      0.18%     110,883.27
    31,455   GLAXO WELLCOME                               1.39%     846,479.22
     8,050   GRANADA GROUP                                0.24%     144,780.86
     9,800   GREAT UNIVERSAL STORES                       0.20%     121,687.58
    10,035   GUARDIAN ROYAL EXCHANGE                      0.12%      71,839.56
    12,010   HANSON TRUST                                 0.12%      72,604.05
    14,465   HSBC HOLDINGS                                0.73%     442,796.79
     6,555   HSBC HOLDINGS                                0.35%     213,831.97
     6,630   I M I                                        0.08%      50,516.62
     7,240   IMPERIAL CHEMICAL INDUSTRIES                 0.21%     129,121.06
     4,055   JOHNSON MATTHEY PUBLIC LIMITED               0.07%      41,829.35
     6,440   KINGFISHER                                   0.20%     120,677.23
    13,790   LADBROKE GROUP                               0.13%      77,186.77
     4,730   LAND SECURITIES                              0.14%      84,990.53
    10,560   LEGAL AND GENERAL GROUP                      0.21%     130,505.76
    46,510   LLOYDS TSB GROUP                             1.19%     723,556.08
    11,000   LONDON & SCOTLAND MARINE OIL                 0.08%      50,839.80
    16,665   LUCASVARITY                                  0.11%      67,394.93
    23,955   MARKS & SPENCER PLC ENG                      0.39%     237,279.07
     5,340   MEPC                                         0.09%      53,161.84
    11,360   NATIONAL GRID GROUP                          0.11%      67,152.37
    12,035   NATIONAL POWER (NEW)                         0.20%     123,340.70
     4,510   NEXT                                         0.07%      43,728.51
     5,610   PEARSON                                      0.15%      91,126.60
     7,165   PENINSULAR & ORIENT STEAM NAVIGATION         0.18%     107,386.15
    16,940   PILKINGTON                                   0.06%      34,323.83
    19,185   PRUDENTIAL CORP                              0.46%     282,075.14
     4,745   RAILTRACK GROUP                              0.13%      77,870.20
    11,675   RANK GROUP                                   0.13%      78,838.94
     9,865   REED INTL LTD BRITISH                        0.16%     100,192.89
    13,871   REUTERS GROUP                                0.25%     149,590.41
     8,555   REXAM                                        0.07%      40,112.68
     8,330   RIO TINTO                                    0.18%     111,873.57


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
     3,385   RMC GROUP                                    0.09%      54,984.59
    15,580   ROLLS ROYCE                                  0.12%      72,791.32
    15,005   ROYAL & SUN ALLIANCE INS GRP                 0.31%     191,219.22
     7,950   ROYAL BANK OF SCOTLAND GROUP                 0.20%     123,544.59
    11,185   SAFEWAY                                      0.11%      69,395.10
    17,115   SAINSBURY (J)                                0.24%     147,100.00
     1,830   SCHRODERS                                    0.12%      72,935.38
     7,430   SCOTTISH NEWCASTLE BREWERIES                 0.19%     117,579.01
    10,590   SCOTTISH POWER                               0.16%      99,664.61
     5,840   SLOUGH ESTATES                               0.07%      39,998.74
    45,715   SMITHKLINE BEECHAM                           0.95%     577,983.89
     4,090   SMITHS INDUSTRIES                            0.10%      60,066.56
     5,755   SOUTHERN ELECTRIC PLP ORD 53                 0.09%      52,812.48
    18,255   TARMAC                                       0.06%      35,918.54
     6,965   TATE & LYLE                                  0.10%      60,766.84
    18,680   TESCO                                        0.31%     187,375.34
     3,815   THAMES WATER                                 0.10%      60,467.75
     6,380   TI GROUP                                     0.09%      55,983.86
    27,305   UNILEVER                                     0.43%     258,343.53
     5,710   UNITED UTILITIES                             0.14%      84,670.74
    24,950   VODAFONE GROUP                               0.43%     261,131.69
     8,980   WILLIAMS                                     0.12%      71,880.41
     7,125   WOLSELEY                                     0.09%      54,765.60
     7,530   ZENECA GROUP                                 0.53%     324,574.63
                                                    ---------------------------
                                    TOTAL BRITAIN        22.45%  13,644,989.09


        20   D/S 1912 'B'                                 0.15%      93,716.72
        10   D/S SVENDBORG 'B'                            0.11%      68,157.61
       950   DANISCO A/S                                  0.10%      62,393.34
       600   DEN DANSKE BANK                              0.13%      78,419.46
       700   NOVO NORDISK A/S-B                           0.20%     119,155.26
     1,700   TELE DANMARK                                 0.25%     154,334.33
       700   UNIDANMARK                                   0.09%      55,605.76
                                                    ---------------------------
                                    TOTAL DENMARK         1.04%     631,782.48


     2,400   KESKO OY OSAKE                               0.06%      38,912.88
    10,000   MERITA LTD A SHS                             0.10%      60,222.00
       800   NOKIA OYJ - K SHARES                         0.14%      86,064.96
     1,800   NOKIA Oyj-A                                  0.32%     193,229.10
     3,000   OUTOKUMPO OY                                 0.06%      37,790.40
     1,000   SAMPO INSURANCE CO                           0.07%      39,554.50
     2,800   UPM-KYMMENE                                  0.12%      71,340.64
                                                    ---------------------------
                                    TOTAL FINLAND         0.87%     527,114.48


       400   ACCOR FRENCH ORD                             0.17%     102,652.00
       600   AIR LIQUIDE FRENCH                           0.17%     101,683.56
     1,600   ALCATEL ALSTHOM FRF 40                       0.49%     300,337.76
     2,850   AXA COMPANY FRF60                            0.48%     293,478.18
     1,800   BANQUE NATIONAL DE PARIS                     0.23%     139,887.54
       700   BIC                                          0.09%      53,304.79
       325   BOUYGUES                                     0.09%      56,652.28
       400   CANAL PLUS FF 20                             0.12%      75,019.88


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
       350   CARREFOUR SUPERMARCHE                        0.34%     206,191.76
     1,200   CIE GENERALE DES EAUX                        0.32%     194,845.08
       800   COMPAGNIE DE SAINT GOBAN                     0.22%     131,704.48
     1,515   COMPAGNIE FINANCIERE PARIBAS FRENCH ORD      0.25%     153,317.09
        85   COMPTOIRS MODERNES                           0.07%      43,407.60
     2,300   ELF-AQUITAINE SOCIETE NATIONAL
             ELF-AQUITAINE                                0.50%     301,435.24
       300   ERIDANIA BEGHIN SAY                          0.10%      60,041.73
       130   ESSILOR INTERNATIONAL                        0.07%      43,244.58
     8,400   FRANCE TELECOM SA                            0.73%     443,068.92
       600   GROUPE DANONE                                0.24%     144,874.92
       875   HAVAS SA                                     0.12%      72,449.56
       300   IMETAL                                       0.07%      39,511.32
     1,015   LAFARGE COPPEE FRENCH                        0.14%      86,334.99
     1,400   LAGARDERE GROUPE                             0.09%      56,490.84
       300   LEGRAND                                      0.13%      80,814.24
       590   L'OREAL                                      0.45%     274,255.19
       820   LVMH COMPANY                                 0.29%     173,907.98
     1,250   MICHELIN B FRENCH REG SHARES                 0.12%      74,628.50
       900   PERNOD-RICARD                                0.10%      61,155.36
       625   PEUGEOT SA                                   0.18%     107,736.19
       225   PINAULT-PRINTEMPS-REDOUTE                    0.29%     173,951.60
       180   PROMODES                                     0.14%      86,547.28
     3,250   RHONE POLENC                                 0.27%     165,183.20
       100   SAGEM S.A.                                   0.11%      64,028.39
       950   SANOFI SA                                    0.18%     109,019.34
     1,400   SCHNEIDER SA                                 0.18%     107,784.60
     1,000   SEITA                                        0.06%      39,220.80
       500   SIDEL                                        0.06%      36,315.55
       750   SOCIETE GENERALE FRENCH ORD                  0.25%     150,104.33
       100   SODEXHO ALLIANCE                             0.11%      68,999.59
     1,075   SUEZ LYONNAISE DES EAUX-DUMEX                0.26%     155,289.34
     1,000   THOMSON CSF FF 20 FR ORD                     0.07%      40,350.60
     2,000   TOTAL SA B                                   0.40%     240,167.00
     2,400   USINOR SACILOR                               0.07%      40,131.12
       950   VALEO                                        0.14%      83,566.09
                                                    ---------------------------
                                    TOTAL FRANCE          8.94%   5,433,090.39


       450   ADIDAS SALOMON AG ORD                        0.13%      79,800.21
     2,084   ALLIANZ AG HOLDING GER REG                   1.04%     629,368.00
     6,500   BASF AG                                      0.47%     287,508.00
     7,400   BAYER AG                                     0.55%     336,719.98
     2,600   BAYER HYPOTH-UND WECHSEL BANK                0.23%     139,606.74
     2,850   BAYERISCHE VEREINSBANK AG                    0.33%     203,578.07
     1,300   BEIERSDORF                                   0.10%      63,617.32
       335   CKAG COLONIA KONZERN AG                      0.07%      40,848.39
     5,050   DAIMLER BENZ                                 0.76%     464,766.15
     1,190   DEGUSSA                                      0.11%      67,564.63
     4,200   DEUTSCHE BANK AG                             0.52%     314,885.76
    21,750   DEUTSCHE TELEKOM AG                          0.78%     475,731.23
     4,650   DRESDNER BANK AG                             0.35%     211,713.57
       700   HEIDELBERGER ZEMENT AG                       0.09%      54,505.99
       925   HOCHTIEF AG                                  0.06%      37,663.41
       125   KARSTADT AG DEM50                            0.08%      48,666.08
       100   LINDE AG GERMAN ORD                          0.12%      72,133.95
     4,120   LUFTHANSA AG                                 0.14%      86,662.14
       175   M.A.N. AG DM50                               0.10%      58,243.83


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
       350   MANNESMANN AG                                0.42%     253,225.84
     1,850   MERCK KGAA                                   0.13%      78,127.91
     2,350   METRO AG                                     0.17%     103,691.17
       650   MUENCHENER RUECKVERSICHERUNGS                0.46%     280,478.84
       195   PREUSSAG AG DM50                             0.11%      66,745.54
     1,730   RWE                                          0.13%      78,158.46
     2,800   RWE AG                                       0.25%     151,026.96
       500   SAP AG                                       0.33%     198,990.20
       360   SAP AG   VORZUG                              0.25%     153,103.50
       720   SCHERING AG                                  0.14%      84,094.99
       250   SGL CARBON AG                                0.05%      27,685.58
     5,150   SIEMENS AG GERMAN ORD                        0.57%     344,755.94
       350   THYSSEN AG DM50                              0.12%      75,721.70
     4,200   VEBA AG                                      0.49%     299,442.36
       250   VIAG AG                                      0.23%     137,481.68
       105   VOLKSWAGEN AG                                0.10%      59,502.40
       250   VOLKSWAGEN AG DM50                           0.32%     195,745.80
                                                    ---------------------------
                                    TOTAL GERMANY        10.30%   6,261,562.32


    16,800   BANK OF EAST ASIA HONG KONG                  0.06%      34,908.72
    44,000   CATHAY PACIFIC AIRWAYS LTD                   0.07%      42,873.60
    15,000   CHEUNG KONG                                  0.18%     106,477.50
    18,500   CLP HOLDINGS LIMITED                         0.15%      93,119.75
    16,000   HANG SENG BANK                               0.26%     156,425.60
    39,000   HONG KONG & CHINA GAS                        0.11%      65,434.20
    78,400   HONG KONG TELECOM                            0.27%     161,896.00
    23,000   HUTCHISON WHAMPOA                            0.27%     161,782.00
    14,000   NEW WORLD DEVELOPMENT                        0.08%      49,418.60
    14,000   SUN HUNG KAI PROPERTIES LTD                  0.16%      95,313.40
    17,000   SWIRE PACIFIC LTD                            0.15%      89,957.20
    25,000   WHARF (HOLDINGS) LTD                         0.08%      49,042.50
                                                    ---------------------------
                                    TOTAL HONG KONG       1.82%   1,106,649.07


    10,470   ALLIED IRISH BANKS                           0.21%     128,627.25
     4,700   CRH                                          0.12%      70,866.13
     8,990   IRISH LIFE                                   0.14%      82,191.61
    14,550   SMURFIT (JEFFERSON) GROUP                    0.07%      41,714.85
                                                    ---------------------------
                                    TOTAL IRELAND         0.53%     323,399.84


     9,860   ASSICURAZIONE GENERALI ITL                   0.50%     303,987.74
    20,000   BANCA INTESA SPA AZIONE NOM                  0.21%     125,076.00
    24,500   BANK COMMERCIALE ITALIANA                    0.20%     122,237.85
     2,900   BENETTON GROUP                               0.10%      60,931.32
    35,000   CREDITO ITALIANO                             0.28%     172,900.00
    10,000   EDISON SPA                                   0.14%      84,180.00
    73,800   ENI SPA                                      0.83%     502,828.92
    36,000   FIAT SPA                                     0.25%     150,188.40
    10,200   ISTITUTO BANC SAN PAOLO TORINA               0.24%     142,966.26
     7,500   ISTITUTO MOBILIARE ITALIANO                  0.20%     121,785.75
    39,900   ISTITUTO NAZIONALE DELLE ASSIC               0.21%     129,359.79
    11,000   ITALGAS                                      0.09%      55,335.50
    14,200   MEDIASET SPA                                 0.15%      89,856.18


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
     6,600   MEDIOBANCA BANCA DI CREDITO FINANZIAR IT     0.16%      96,309.18
    57,000   MONTEDISON SPA                               0.14%      83,955.30
    27,900   PARMALAT FINANZIARIA SPA (ITL)               0.10%      59,996.16
    21,000   PIRELLI SPA                                  0.13%      80,526.60
     4,550   R.A.S. SPA                                   0.11%      66,020.50
     7,500   SIRTI SPA                                    0.08%      51,471.00
    63,300   TELECOM ITALIA MOBILE                        0.56%     340,129.89
    15,900   TELECOM ITALIA MOBILE - DRNC  ITL 1000       0.10%      61,493.25
    37,800   TELECOM ITALIA SPA                           0.49%     297,879.12
     9,600   TELECOM ITALIA SPA - RNC                     0.10%      58,824.96
                                                    ---------------------------
                                    TOTAL ITALY           5.36%   3,258,239.67


     2,000   ACOM CO. LTD                                 0.16%      99,736.60
       990   ADVANTEST CORP                               0.11%      64,217.64
     6,000   AJINOMOTO CO INC                             0.09%      52,192.80
     3,000   ALPS ELECTRONICS CO                          0.04%      25,421.40
    18,000   ASAHI BANK LTD                               0.12%      73,564.20
     5,000   ASAHI BREWERIES LTD                          0.11%      65,991.00
    15,000   ASAHI CHEMICAL INDUSTRY CO LTD               0.09%      56,017.50
     7,000   BRIDGESTONE CORP                             0.26%     158,528.30
     8,000   CANON INC                                    0.30%     180,575.20
    10,000   CHIBA BANK                                   0.06%      37,420.00
     6,000   CITIZEN WATCH CO, LTD                        0.07%      43,644.00
     1,700   CREDIT SAISON                                0.06%      37,607.40
     7,000   DAI NIPPON PRINTING CO LTD                   0.19%     115,484.60
     8,000   DAIEI INC                                    0.05%      28,796.00
     5,000   DAIICHI PHARMACEUTICAL                       0.10%      63,366.50
    10,000   DAIWA HOUSE INDUSTRY                         0.12%      73,115.00
    13,000   DAIWA SECURITIES                             0.09%      54,592.20
     8,000   DENSO CORPORATION                            0.25%     149,980.00
        36   EAST JAPAN RAIL                              0.27%     166,837.81
     4,000   EBABA CORPORTATION                           0.07%      41,694.40
     3,000   EISAI CO LTD                                 0.07%      41,169.30
     2,200   FANUC CO                                     0.12%      75,889.88
    23,000   FUJI BANK                                    0.23%     137,981.60
     5,000   FUJI PHOTO FILM                              0.31%     185,975.00
     5,000   FUJIKURA LTD                                 0.05%      30,745.50
    16,000   FUJITSU LTD                                  0.27%     166,777.60
     8,000   FURKUKAWA ELECTRIC                           0.05%      31,555.20
     7,000   GUNMA BANK                                   0.08%      50,655.50
    28,000   HITACHI LTD (HIT. SEISAKUSHO)                0.34%     203,672.00
     8,000   HONDA MOTOR CO LTD                           0.47%     287,961.60
     1,000   HOYA CORP                                    0.05%      28,496.20
    16,000   INDUSTRIAL BANK OF JAPAN                     0.18%     109,184.00
     3,000   ITO YOKADO CO                                0.27%     162,428.10
    15,000   JAPAN AIRLINES                               0.08%      47,242.50
    10,000   JOYO BANK                                    0.07%      39,819.00
     3,000   JUSCO CO                                     0.09%      53,767.80
    11,000   KAJIMA CORP                                  0.06%      37,119.50
     7,600   KANSAI ELECTRIC POWER                        0.21%     127,662.52
     6,000   KAO CORP                                     0.13%      78,739.20
    22,000   KAWASAKI HEAVY INDUSTRIES                    0.07%      44,048.40
    27,000   KAWASAKI STEEL                               0.07%      39,684.60
     4,000   KINDEN CORPORATION                           0.09%      51,892.80
    15,000   KINKI NIPPON RAILWAY                         0.13%      81,888.00
    11,000   KIRIN BREWERY CO LTD                         0.16%      98,161.80


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
    10,000   KOMATSU LTD                                  0.08%      47,693.00
     2,100   KYOCERA CORP                                 0.18%     110,235.30
    12,000   KYOWA HAKKO KOGYO                            0.09%      56,961.60
     4,000   MARUI CO                                     0.10%      61,491.60
    19,000   MATSUSHITA ELEC IND                          0.50%     304,908.20
     4,000   MINEBEA CO., LTD                             0.07%      43,794.00
    20,000   MITISUI O.S.K. LINES LTD                     0.06%      33,444.00
    22,000   MITSUBISHI CHEMICAL CORP                     0.07%      40,418.40
    12,000   MITSUBISHI CORP                              0.16%      98,086.80
    22,000   MITSUBISHI ELECTRIC                          0.10%      57,741.20
    10,000   MITSUBISHI ESTATE CO LTD                     0.16%      97,487.00
    25,000   MITSUBISHI HEAVY                             0.16%      95,047.50
     9,000   MITSUBISHI TRUST                             0.15%      88,412.40
    11,000   MITSUI & CO                                  0.12%      69,950.10
     6,000   MITSUI FUDOSAN                               0.09%      57,142.20
     9,000   MITSUI MARINE & FIRE INSURANCE               0.08%      46,501.20
     7,000   MITSUI MINING & SMELTING                     0.05%      28,450.80
     9,000   MITSUI TRUST & BANKING                       0.03%      21,123.90
     2,000   MURATA MFG CO LTD                            0.09%      55,192.60
     5,000   MYCAL CORP.                                  0.06%      33,745.50
    16,000   NAGOYA RAILROAD CO LTD                       0.09%      52,432.00
    16,000   NEC CORP                                     0.26%     160,777.60
     6,000   NGK INSULATORS LTD                           0.09%      53,542.80
     4,000   NIKON CORP                                   0.06%      36,594.80
     2,000   NIPPON COMSYS CORP                           0.04%      23,396.80
    12,000   NIPPON EXPRESS CO                            0.13%      76,489.20
     9,000   NIPPON FIRE & MARINE INSURANCE               0.06%      36,917.10
    19,000   NIPPON OIL CO                                0.11%      66,538.00
     7,000   NIPPON PAPER INDUSTRIES CO                   0.06%      34,330.10
    40,000   NIPPON STEEL CORP                            0.11%      64,188.00
       115   NIPPON TELEGRAPH AND TEL CORP                1.58%     957,247.66
    17,000   NIPPON YUSEN KABUSHIKI KAISH                 0.10%      61,064.00
    24,000   NISSAN MOTORS                                0.15%      91,785.60
     2,000   NITTO DENKO CORP                             0.05%      29,096.00
    43,000   NKK CORPORATION                              0.06%      38,691.40
    17,000   NOMURA SECURITIES CO LTD                     0.33%     200,147.80
     6,000   OHBAYASHI-GUMI CORP                          0.05%      29,470.80
    10,000   OJI PAPER CO LTD                             0.08%      48,293.00
     3,000   OMRON CORP                                   0.07%      45,443.70
     3,000   ONWARD KASHIYAMA CO LTD                      0.06%      37,119.90
       700   ORIX CORP                                    0.08%      47,558.63
    25,000   OSAKA GAS CO LTD                             0.09%      54,930.00
     2,000   PIONEER ELECTRIC CORP                        0.05%      32,395.60
     1,000   ROHM COMPANY                                 0.15%      91,487.80
    23,000   SAKURA BANK LTD                              0.13%      81,581.00
     5,000   SANKYO CO LTD                                0.23%     138,731.50
    19,000   SANYO ELECTRIC CO LTD                        0.08%      50,294.90
     1,000   SECOM CO LTD                                 0.10%      61,116.80
     7,000   SEKISUI CHEMICAL                             0.07%      39,631.90
     9,000   SEKISUI HOUSE LTD                            0.12%      73,565.10
     6,000   SEVENTY SEVEN BANK                           0.08%      51,292.80
    12,000   SHARP CORP                                   0.13%      81,888.00
     2,000   SHIMANO INDUSTRIAL                           0.07%      43,044.20
    10,000   SHIMIZU CORP                                 0.05%      32,545.00
     4,000   SHIN-ETSU CHEMICAL CO                        0.13%      79,189.20
    10,000   SHIONOGI & CO, LTD                           0.09%      54,367.00
     4,000   SHISEIDO CO                                  0.08%      45,893.60
     8,000   SHIZUOKA BANK                                0.15%      89,388.00


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
       700   SMC CORPORATION                              0.09%      52,020.57
     3,700   SONY CORP.                                   0.52%     313,533.19
    20,000   SUMITOMO BANK                                0.34%     203,972.00
    15,000   SUMITOMO CHEMICAL CO                         0.07%      43,194.00
     9,000   SUMITOMO CORP                                0.10%      58,514.40
     7,000   SUMITOMO ELECTRIC INDUSTRIES                 0.15%      90,287.40
     9,000   SUMITOMO MARINE & FIRE                       0.09%      55,611.90
     8,000   SUMITOMO METAL                               0.05%      31,195.20
    25,000   SUMITOMO METAL INDUSTRIES                    0.07%      41,430.00
    15,000   TAISEI CORP.                                 0.07%      41,169.00
     3,000   TAISHO PHARMACEUTICAL CO LTD                 0.11%      67,041.00
     8,000   TAKEDA CHEM INDUSTRIES LTD                   0.33%     203,372.80
    17,000   TEIJIN LIMITED                               0.08%      50,355.70
    37,000   THE BANK OF TOKYO MITSUBISHI RIC 8315        0.74%     449,487.10
    15,000   TOBU RAILWAY CO LTD                          0.08%      48,480.00
       500   TOHO CO                                      0.09%      53,617.85
     4,900   TOHOKU ELECTRIC POWER                        0.12%      73,490.20
    17,000   TOKAI BANK                                   0.17%     105,044.70
    12,000   TOKIO MARINE & FIRE INS                      0.22%     134,082.00
    10,900   TOKYO ELEC POWER CO INC                      0.34%     205,981.66
     1,000   TOKYO ELECTRON LTD                           0.06%      33,670.50
    26,000   TOKYO GAS                                    0.09%      57,322.20
    12,000   TOKYU CORP                                   0.08%      48,592.80
     7,000   TOPPAN PRINTING CO                           0.14%      86,088.10
    13,000   TORAY INDS INC.                              0.11%      67,753.40
     3,000   TOSTEM CORPORATION                           0.06%      33,745.50
     2,000   TOYO SEIKAN                                  0.05%      29,996.00
     3,000   TOYODA AUTOMATIC LOOM WORKS                  0.08%      51,293.10
    35,000   TOYOTA MOTOR CO                              1.53%     931,749.00
     1,000   UNI_CHARM                                    0.06%      34,720.30
     3,000   UNY CO. LTD                                  0.08%      49,043.40
     5,000   WACOAL CORP                                  0.09%      53,242.50
     3,000   YAMAGUCHI BANK                               0.06%      37,119.90
     3,000   YAMAHA CORP                                  0.05%      29,246.10
     4,000   YAMANOUCHI PHARMACEUTICAL                    0.15%      91,787.60
     5,000   YAMATO TRANSPORT CO LTD                      0.10%      59,242.00
     4,000   YAMAZAKI BAKING CO                           0.08%      47,693.60
    13,000   YOKOHAMA BANK                                0.06%      36,069.80
                                                    ---------------------------
                                    TOTAL JAPAN          20.80%  12,641,851.21


    22,000   GOLDEN HOPE PLANTATIONS BHD                  0.05%      27,801.40
    14,000   MALAYAN BANKING BERHAD                       0.09%      53,846.80
    14,000   MALAYSIAN INTERN SHIPPING CORPALIEN          0.04%      26,923.40
    22,000   RESORTS WORLD BERHAD                         0.08%      48,653.00
    33,000   SIME DARBY BERHAD                            0.06%      36,989.70
    22,000   SYSTEMS TELEKOM MALAYSIA                     0.13%      76,155.20
    15,000   TENAGA NASIONAL BERHAD                       0.06%      37,912.50
                                                    ---------------------------
                                    TOTAL MALAYSIA        0.51%     308,282.00


    12,835   ABN AMRO HOLDINGS                            0.49%     296,143.24
       705   AKZO NOBEL NV                                0.24%     143,219.97
       965   ASR VERZEKERINGSGROE CERTIFICATES            0.11%      69,250.04
     6,690   ELSEVIER                                     0.18%     110,072.58
     1,055   GETRONICS N.V. ANDEEL                        0.07%      45,293.58


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
       610   HEINEKEN NV                                  0.23%     138,697.71
       660   IHC CALAND N.V.                              0.06%      36,440.12
     8,360   ING GROEP N.V.                               0.78%     474,408.26
       980   KLM ROYAL DUTCH ARI ORD                      0.06%      39,205.98
     4,390   KONINKLIJKE AHOLD NV                         0.23%     141,722.81
     4,435   KONINKLIJKE PTT NEDERLAND NV                 0.38%     229,761.83
     1,310   N V KONINKLIJKE                              0.06%      34,435.97
       370   OCE N.V. AANDEEL                             0.09%      53,210.14
     3,005   PHILIPS ELECTRONICS NV                       0.36%     220,544.77
    17,855   ROYAL DUTCH PETROLEUM CO                     1.66%   1,010,653.71
     5,825   UNILEVER NV-CVA                              0.65%     392,864.22
       675   WOLTERS KLUWER N.V.                          0.16%      96,489.77
                                                    ---------------------------
                                    TOTAL NETHERLANDS     5.81%   3,532,414.70


     1,600   BERGESEN D Y                                 0.06%      33,997.76
     9,300   CHRISTIANIA BK OG KREDITKASS                 0.07%      39,522.21
     2,200   NORSK HYDRO ASA                              0.18%     109,076.00
       500   ORKLA AS A-AKSJER                            0.08%      51,154.05
       400   PETROLEUM GEO-SERVICES                       0.04%      23,347.20
     4,300   STOREBRAND ASA                               0.06%      35,814.27
                                                    ---------------------------
                                    TOTAL NORWAY          0.48%     292,911.49


    64,900   BRIERLEY INVESTMENTS LTD                     0.06%      37,311.01
    12,400   FLETCHER CHALLENGE ENERGY                    0.07%      42,708.08
    14,500   TELECOM NEW ZEALAND                          0.11%      69,101.20
                                                    ---------------------------
                                    TOTAL NEW ZEALAND     0.25%     149,120.29


     1,400   BANCO ESPIRITO SANTO - REG                   0.11%      64,681.54
     3,700   EDP PL COMMON STOCK                          0.14%      85,862.57
     1,100   JERONIMO MARTINS & FILHO                     0.07%      45,245.31
     2,500   PORTUGAL TELECOM                             0.21%     130,036.25
       900   SONAE INDUSTRIA E INVESTIMENTO               0.07%      42,365.07
                                                    ---------------------------
                                    TOTAL PORTUGAL        0.61%     368,190.74


     6,000   CITY DEVELOPMENTS                            0.05%      29,536.20
     5,500   DEVELOPMENT BANK OF SINGAPORE                0.07%      40,186.85
     7,000   OVERSEAS CHINESE BKNG CORP                   0.06%      39,443.60
     8,000   SINGAPORE AIRLINES LTD                       0.09%      56,967.20
     2,552   SINGAPORE PRESS HOLDINGS LTD                 0.06%      37,135.43
    46,000   SINGAPORE TELECOM LTD 100                    0.13%      80,891.00
     6,000   UNITED OVERSEAS BANK                         0.05%      33,251.40
                                                    ---------------------------
                                    TOTAL SINGAPORE       0.52%     317,411.68


       195   ACERINOX SA                                  0.05%      32,042.46
     1,325   ARGENTARIA SA                                0.18%     109,706.03
     4,545   AUTOPISTAS CONCESIONARIA ESPANOLA  ACCION    0.12%      75,262.47
     6,760   BANCO BILBAO VIZCAYA SA                      0.52%     317,311.02
     4,522   BANCO CENTRAL HISPANO AMERICANO              0.24%     144,867.24


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
     5,295   BANCO DE SANTANDER                           0.43%     263,720.65
     8,605   ENDESA SA                                    0.34%     206,890.02
     1,020   FOMENTO DE CONSTRUC Y CONTRA                 0.09%      53,919.95
     1,535   GAS NATURAL SDG SA                           0.16%      95,808.87
     8,465   IBERDROLA SA                                 0.21%     128,583.35
     3,670   REPSOL S.A.                                  0.31%     187,227.62
       560   TABACALERA SPANI                             0.10%      62,844.26
     9,300   TELEFONICA                                   0.67%     409,883.55
     4,195   UNION ELECTRICA  FENOSA  SA   ACCION         0.09%      55,439.44
                                                    ---------------------------
                                    TOTAL SPAIN           3.53%   2,143,506.93


     5,970   ABB AB-A                                     0.14%      85,506.52
     2,300   ASTRA                                        0.08%      45,745.16
    11,710   ASTRA AB A-F                                 0.40%     241,690.89
     1,300   ATLAS COPCO AB A FREE                        0.06%      37,970.92
       900   ELECTROLUX                                   0.12%      74,303.19
     7,800   ERICSSON AB B FREE                           0.61%     370,765.20
     1,000   EUROC INDUSTRIAB SER A FR                    0.07%      42,530.40
     1,870   HENNES AND MAURITZ                           0.15%      94,034.82
     1,000   SECURITAS AB -B                              0.06%      34,024.30
     1,200   SKANDIA FORSAKRINGS AB FREE                  0.13%      78,206.04
     6,200   SKANDINAVISKA ENSKILDA BANKN                 0.15%      90,351.98
     1,400   SKANSKA B FREE                               0.10%      63,045.08
     3,200   STORA KOPPARBERGS BERGS                      0.08%      49,235.20
     2,600   SVENSKA CELLULOSA AB-'B' FRIA                0.12%      71,551.22
     2,230   SVENSKA HANDELSBANKEN                        0.17%     103,211.31
     2,900   VOLVO AKTIEBOLAG                             0.15%      92,322.37
     1,500   VOLVO AKTTIEBOLAG                            0.08%      47,283.75
                                                    ---------------------------
                                    TOTAL SWEDEN          2.67%   1,621,778.35


        80   ABB AG                                       0.20%     119,542.13
       190   ADECCO SA                                    0.11%      67,176.84
        60   ALUSUIS-LONZA HLDG                           0.12%      72,811.54
     2,200   CREDIT SUISSE GROUP-REG                      0.72%     440,148.94
        60   GEBRUDER SULZER AG                           0.08%      46,914.25
        70   HOLDERBANK FINAN GLARIS - B                  0.12%      73,467.51
       360   NESTLE                                       1.13%     687,892.00
       580   NOVARTIS AG                                  1.69%   1,026,472.23
        60   NOVARTIS AG                                  0.18%     106,659.07
       700   ROCHE HOLDING AG - GENUSSCHEIN               1.25%     758,620.69
       150   ROCHE HOLDINGS AG                            0.42%     256,650.25
        70   S.M.H. AG-BEARERS                            0.07%      44,952.93
       300   S.M.H. AG-REGISTERED                         0.07%      43,440.93
        30   SAIRGROUP                                    0.07%      41,896.16
       140   SCHW RUECKVERSICHERUNGS                      0.51%     307,553.34
       200   SCHWEIZ BANKGESELLSCHAFT                     0.11%      65,268.00
       700   SCHWEIZERISCHE BANKVEREIN                    0.40%     246,116.15
        20   SGS SOC GEN SURVEILLANCE                     0.06%      35,946.60
       200   UBS (SCHW. BANK GESELLSCHAFT)                0.54%     326,668.02
       420   ZURICH VERSICHERUNGS                         0.40%     243,820.29
                                                    ---------------------------
                                    TOTAL SWITZERLAND     8.25%   5,012,017.87


SHARES                 SECURITY DESCRIPTION         % NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
    10,000   US T-BILL / 9127946L3  Dtd 10/16/97,
             Due 4/16/98                                  0.02%         9,979.28
   323,000   US T-BILL / 9127946M1  Dtd 10/23/97,
             Due 04/23/98                                 0.53%       321,943.79
                                                    ----------------------------
                             TOTAL CASH EQUIVALENTS       0.55%       331,923.07

                            TOTAL EQUITY SECURITIES                60,272,190.46
                                                                   -------------
                                    TOTAL PORTFOLIO                60,604,113.53

                       RECEIVABLES LESS LIABILITIES                   173,183.17

                               PORTFOLIO NET ASSETS                60,777,296.70

Note: At March 31, 1998, net unrealized appreciation of $6,283,941 consisted of gross unrealized appreciation of $7,524,575 and gross unrealized depreciation of $1,240,634 based on cost of $54,320,172 for federal income tax purposes.

                STATE FARM VP TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)


SHARES                                                                         VALUE
                                                                            $
               INVESTMENT COMPANY SHARES                           100.00%
  1,117.200    State Farm VP Trust Bond Fund                                   11,083
  1,487.750    State Farm VP Trust Large Cap Equity Index Fund                 17,064
                                                                            ---------
               Total investment company shares (cost: $27,741)                 28,147
                                                                            ---------

               TOTAL INVESTMENTS (COST: $27,741)                   100.00%     28,147

               CASH AND OTHER ASSETS, LESS LIABILITIES                 ---        ---
                                                                            ---------

               NET ASSETS                                          100.00%  $  28,147
                                                                            ---------
                                                                            ---------


Note: At March 31, 1998, net unrealized appreciation of $406 consisted of gross unrealized appreciation of $416 and gross unrealized depreciation of $10 based on cost of $27,741 for federal income tax purposes.

                                                   STATE FARM VP TRUST BOND FUND
                                                      PORTFOLIO OF INVESTMENTS
                                                           MARCH 31, 1998
                                                            (UNAUDITED)

PRINCIPAL                                                                                                                  VALUE
AMOUNT                                                                                                                       $
              LONG-TERM INVESTMENTS                                                                         89.78%
              U.S. TREASURY OBLIGATIONS                                                                     20.20%
$1,400,000    U.S. Treasury notes                                         6.875%        March 31, 2000                   1,433,292
   600,000    U.S. Treasury notes                                         5.750%      October 31, 2000                     601,680
                                                                                                                     -------------
                                                                                                                         2,034,972
              AEROSPACE/DEFENSE                                                                              4.94%
   500,000    Raytheon Co.                                                5.950%         March 15,2001                     498,175

              AUTOMOTIVE                                                                                    19.10%
   500,000    Ford Motor Credit Co.                                       6.500%     February 28, 2002                     505,900
   500,000    Paccar Financial Corp                                       5.970%     November 15, 2001                     496,165
   900,000    TRW Inc.                                                    6.730%         July 11, 2007                     923,859
                                                                                                                     -------------
                                                                                                                         1,925,924

              CHEMICALS                                                                                      4.95%
   500,000    E.I. duPont deNemours & Co.                                 6.000%         March 6, 2003                     499,245

              CONSUMER & MARKETING                                                                           5.01%
   500,000    Mead Corporation                                            6.600%         March 1, 2002                     504,855

              ELECTRONIC/ELECTRICAL MANUFACTURING                                                            2.03%
   200,000    Northern Telecom Ltd.                                       6.875%       October 1, 2002                     204,792

              HEALTH CARE                                                                                    4.90%
   500,000    Warner Lambert Co.                                          5.750%      January 15, 2003                     494,185

              MACHINERY & MANUFACTURING                                                                      4.05%
   400,000    Caterpillar Finance - MTN                                   6.750%         July 10, 2001                     408,728

              MEDIA & BROADCASTING                                                                           4.87%
   500,000    Tribune Co. Nt.                                             5.750%    September 15, 2003                     490,625

              OIL, GAS, & OTHER ENERGY                                                                       4.22%
   400,000    Mobil Corp.                                                 8.375%      February 12,2001                     425,376

              TELECOM                                                                                       10.32%
 1,000,000    AT&T Corp.                                                  7.000%           May 15,2005                   1,040,690

              UTILITIES & ENERGY                                                                             5.19%
   500,000    Virginia Electric & Pwr. Nt.                                7.375%          July 1, 2002                     522,945
                                                                                                                     -------------

              Total long-term investments (cost: $9,125,782)                                                             9,050,512


              SHORT-TERM INVESTMENTS                                                                         7.95%
   400,000    General Electric Capital Corp.                              5.450%         April 2, 1998                     400,789
   400,000    General Motors Acceptance Corp.                             5.450%         April 2, 1998                     400,789
                                                                                                                     -------------
              Total short-term investments (cost: $801,578)                                                                801,578
                                                                                                                     -------------

              TOTAL INVESTMENTS (COST: $9,927,360)                                                          97.73%       9,852,090

              CASH AND OTHER ASSETS, LESS LIABILITIES                                                        2.27%         228,859
                                                                                                                     -------------

              NET ASSETS                                                                                   100.00%   $  10,080,949
                                                                                                                     -------------
                                                                                                                     -------------

Note: At March 31, 1998, net unrealized depreciation of $75,270 consisted entirely of gross unrealized depreciation based on cost of $9,927,360 for federal income tax purposes.

                                           STATE FARM VP TRUST MONEY MARKET FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                       MARCH 31, 1998
                                                        (UNAUDITED)

PRINCIPAL                                                                                                              VALUE
AMOUNT                                                                                                                   $
             SHORT-TERM INVESTMENTS                                                                       100.06%
             AGRICULTURE, FOODS, & BEVERAGE                                                                 9.87%
$   500,000  Coca-Cola                                                   5.40%           May 5, 1998                     497,436
    500,000  Sara Lee Corp.                                              5.47%        April 24, 1998                     498,251
                                                                                                                   -------------
                                                                                                                         995,687

             AUTOMOTIVE                                                                                     9.96%
    500,000  Ford Motor Credit Co.                                       5.47%         April 2, 1998                     504,136
    500,000  General Motors Acceptance Corp.                             5.52%        April 29, 1998                     501,461
                                                                                                                   -------------
                                                                                                                       1,005,597

             CHEMICALS                                                                                      4.92%
    500,000  E.I. duPont deNemours & Co.                                 5.42%          May 12, 1998                     496,897

             COMPUTERS                                                                                      4.98%
    500,000  International Business Machines Corp.                       5.55%          May 28, 1998                     502,237

             ELECTRONIC/ELECTRICAL MANUFACTURING                                                            4.99%
    500,000  General Electric Capital Corp.                              5.48%         April 9, 1998                     503,835

             FINANCIAL SERVICES                                                                             4.96%
    500,000  Associates Corp. of North America                           5.56%          May 21, 1998                     500,464

             HEALTH CARE                                                                                    9.88%
    500,000  Abbott Labs                                                 5.47%        April 17, 1998                     498,782
    500,000  Merck & Co., Inc.                                           5.40%        April 21, 1998                     498,486
                                                                                                                   -------------
                                                                                                                         997,268
             MACHINERY & MANUFACTURING                                                                      4.98%
    500,000  Deere (John) Credit Co.                                     5.55%          May 26, 1998                     502,623

             OIL, GAS, & OTHER ENERGY                                                                       9.91%
    500,000  Chevron Corporation                                         5.54%          May 20, 1998                     502,543
    500,000  Shell Oil Co.                                               5.41%        April 30, 1998                     497,807
                                                                                                                   -------------
                                                                                                                       1,000,350
             RETAILERS                                                                                      4.97%
    500,000  Sears Roebuck Acceptance Corp.                              5.57%           May 7, 1998                     501,472
             TELECOM EQUIPMENT                                                                              4.95%
    500,000  Ameritech Corp.                                             5.50%           May 15,2005                     499,617

             U.S. GOVERNMENT                                                                               25.69%
    600,000  Freddie Mac                                                 5.46%        April 27, 1998                     597,631
  2,000,000  Fannie Mae                                                  5.35%        April 16, 1998                   1,995,500
                                                                                                                   -------------
                                                                                                                       2,593,131
                                                                                                                   -------------

             Total short-term investments (cost: $10,099,178)                                                         10,099,178
                                                                                                                   -------------

             TOTAL INVESTMENTS (COST: $10,099,178)                                                        100.06%     10,099,178
             CASH AND OTHER ASSETS, LESS LIABILITIES                                                       -0.06%         (6,078)
                                                                                                                   -------------
             NET ASSETS                                                                                   100.00%  $  10,093,100
                                                                                                                   -------------
                                                                                                                   -------------

                             STATE FARM VP TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               MARCH 31, 1998
                                (UNAUDITED)

                                   ASSETS

                                                                                             STOCK & BOND
                                                 LARGE CAP       SMALL CAP    INTERNATIONAL    BALANCED      BOND      MONEY MARKET
Investments, at value                          $  17,765,095     33,614,859     60,604,113      28,147     9,852,090     10,099,178
   (cost $15,595,613; 30,349,304; 54,320,172;
   27,741; 9,927,360; 10,099,178)
Cash                                                     589             13            940          --       151,285         83,211
Foreign currency                                          --             --        909,569          --            --             --
Receivable for:
   Dividends and interest                             20,215         35,501        172,187          14       130,584            525
   Tax reclaim                                                                      13,982
   Shares of the Fund sold                            99,157         42,849             --       5,766        49,571          4,623
   Securities sold                                     4,028             --             --          --            --             --
   Expense Cap reimbursement                           1,762          2,530          9,929          --         3,352          3,562
   Sundry                                                 --             --             --          --         5,595             --
Prepaid expenses                                          --             --             --          --            --             --
                                               ------------------------------------------------------------------------------------

         Total Assets                             17,890,846     33,695,752     61,710,720      33,927    10,192,477     10,191,099


                                                          LIABILITIES AND NET ASSETS

Dividends and Capital Gains payable                       --             --             --          --        96,870         86,108
   to shareowners
Payable for:
   Securities purchased                              137,837         49,881        902,671       5,766            --             --
   Other accounts payable                             12,829         28,762         30,753          --        14,658         11,891
     (including ($7,560; 21,619; None; None;
     9,278;6,600) to Managers)                 ------------------------------------------------------------------------------------

         Total Liabilities                           150,666         78,643        933,424       5,766       111,528         97,999
                                               ------------------------------------------------------------------------------------

Net assets applicable to outstanding shares    $  17,740,180     33,617,109     60,777,296      28,161    10,080,949     10,093,100
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------

Shares outstanding                                 1,546,366      3,023,970      5,423,366       2,717     1,016,225     10,093,100

Net asset value                                $       11.47          11.12          11.21       10.36          9.92           1.00
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------

Par value common stock                         $       10.00          10.00          10.00       10.00         10.00           1.00

                                                           ANALYSIS OF NET ASSETS

Excess of amounts received from sales of       $  15,520,906     30,260,993     54,258,181      27,734    10,166,628     10,093,100
   shares over amounts paid on redemption
   of shares on account of capital
Undistributed net realized gain (loss) on              1,106         21,204        103,255           7       (10,409)            --
   sales of investments
Undistributed net realized gain on currency               --             --        123,650          --            --             --
Undistributed net foreign exchange gain on                --             --              2          --            --             --
   dividends
Undistributed net foreign exchange loss from              --             --       (191,823)         --            --             --
   trade date to settlement
Net unrealized appreciation/depreciation of        2,169,482      3,265,555      6,283,941         406       (75,270)            --
   investments
Undistributed net investment income                   48,686         69,357        200,090          14            --             --
                                               ------------------------------------------------------------------------------------
Net assets applicable to shares outstanding       17,740,180     33,617,109     60,777,296      28,161    10,080,949     10,093,100
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------

                            STATE FARM VP TRUST
                          STATEMENTS OF OPERATIONS
                 FOR THE PERIOD OF INCEPTION* TO MARCH 31, 1998
                                (UNAUDITED)

                                                                                               STOCK & BOND
                                                         LARGE CAP   SMALL CAP  INTERNATIONAL   BALANCED     BOND      MONEY MARKET
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes
    of $32; 5; 33,223; None; None; None)               $    48,960      73,908        235,170          14         --             --
  Interest                                                  10,793      21,681         46,853          --    108,176         94,438
                                                       ----------------------------------------------------------------------------
Total investment income                                     59,753      95,589        282,023          14    108,176         94,438

EXPENSES:
  Management fees                                            7,470      20,789         60,123          --      9,278          6,800
  Fund accounting                                               --          --         10,282          --         --             --
  Audit fees                                                 1,953       1,815          2,836           3      1,982          1,845
  Legal fees                                                   127         118            123          --        129            120
  Custodian fees                                                --          --         31,999          --      1,982          1,845
  ICI dues                                                      98         182            378          63         74             69
  Registration fees                                             98         182            340          --         74             69
  Index license fees                                         1,135         907          2,466          --         --             --
  Fidelity bond expense                                        102         191            383          98         80             74
  Trustees' fees                                             1,622       1,651          1,606         815      1,640          1,652
  Security valuation fees                                    1,739       4,947          8,223          --        146            131
  Reports to Shareowners                                       293         272            284         255        297            277
  Taxes, other than FIT                                        147         272            567          --        109            102
                                                       ----------------------------------------------------------------------------
Total expenses                                              14,784      31,326        119,610       1,234     15,791         12,984
  Expense reimbursement                                     (3,717)     (5,094)       (37,677)     (1,234)    (4,485)        (4,654)
                                                       ----------------------------------------------------------------------------
Net expenses                                                11,067      26,232         81,933           0     11,306          8,330
                                                       ----------------------------------------------------------------------------
Net investment income                                       48,686      69,357        200,090          14     96,870         86,108

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sales of investments           1,106      21,204        103,255           7    (10,409)            --
  Net realized gain on currency                                 --          --        123,650          --         --             --
  Net foreign exchange gain on dividends                        --          --              2          --         --             --
  Net foreign exchange (loss) from trade date
    to settlement                                               --          --       (191,823)         --         --             --

  Change in net unrealized appreciation
    (depreciation)                                       2,169,482   3,265,555      6,283,941         406    (75,270)            --
                                                       ----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                            2,170,588   3,286,759      6,319,025         413    (85,679)            --
                                                       ----------------------------------------------------------------------------
Net change in net assets resulting from
  operations                                           $ 2,219,274   3,356,116      6,519,115         427     11,191         86,108
                                                       ----------------------------------------------------------------------------
                                                       ----------------------------------------------------------------------------

*Inception dates                                          01/22/98    01/29/98       01/22/98    01/29/98   01/22/98       01/29/98

                             STATE FARM VP TRUST
                     STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIOD OF INCEPTION* TO MARCH 31, 1998
                                (UNAUDITED)

                                                                                              STOCK & BOND
                                                         LARGE CAP   SMALL CAP  INTERNATIONAL   BALANCED      BOND      MONEY MARKET
From operations:
  Net investment income                               $     48,686      69,357        200,090           14      96,870       86,108
  Net realized gain (loss) on sales of investments           1,106      21,204        103,255            7     (10,409)          --
  Net realized gain on currency                                 --          --        123,650           --          --           --
  Net foreign exchange gain on dividends                        --          --              2           --          --           --
  Net foreign exchange (loss) from trade date to
    settlement                                                  --          --       (191,823)          --          --           --
  Change in net unrealized appreciation
    (depreciation)                                       2,169,482   3,265,555      6,283,941          406     (75,270)          --
                                                      ------------------------------------------------------------------------------
  Net change in net assets resulting from
    operations                                           2,219,274   3,356,116      6,519,115          427      11,191       86,108

Distributions to shareowners from:
  Net investment income                                         --          --             --           --     (96,870)     (86,108)
  Net realized gain                                             --          --             --           --          --           --
                                                      ------------------------------------------------------------------------------
  Total distributions to shareowners                            --          --             --           --     (96,870)     (86,108)

From Fund share transactions:
  Proceeds from shares sold                                521,837     260,993        258,181       29,185     168,097       93,938
  Reinvestment of ordinary income dividends
    and capital gain distributions                              --          --             --           --          --           --
                                                      ------------------------------------------------------------------------------
                                                           521,837     260,993        258,181       29,185     168,097       93,938
  Less payments for shares redeemed                            931          --             --        1,551       1,469          838
Net increase in net assets from Fund share            ------------------------------------------------------------------------------
  transactions                                             520,906     260,993        258,181       27,634     166,628       93,100

Total increase in net assets                             2,740,180   3,617,109      6,777,296       28,061      80,949       93,100

Net assets:
Beginning of period                                     15,000,000  30,000,000     54,000,000          100  10,000,000   10,000,000
                                                      ------------------------------------------------------------------------------

End of period                                         $ 17,740,180  33,617,109     60,777,296       28,161  10,080,949   10,093,100

Undistributed net investment income                   $     48,686      69,357        200,090           14          --           --

*Inception dates                                          01/22/98    01/29/98       01/22/98     01/29/98    01/22/98     01/29/98

                          State Farm Variable Product Trust
                            Notes to Financial Statements
                                     (Unaudited)


1.   OBJECTIVE


The State Farm Variable Product Trust is an investment company consisting of six separate investment portfolios of funds (the "Funds"), each of which has different investment objectives.


The MONEY MARKET FUND seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in high quality money market instruments.


The LARGE CAP EQUITY INDEX FUND seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks (the "S&P 500"). This Fund will pursue its objective by investing primarily on a capitalization-weighted basis in the securities comprising the index.


The SMALL CAP EQUITY INDEX FUND seeks to match the performance of the Russell 2000 Small Stock Index (the "Russell 2000"). This Fund will pursue its objective by investing primarily in a representative sample of stocks found in the index.


The INTERNATIONAL EQUITY INDEX FUND seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index (the "EAFE Free"). This Fund will pursue its objective by investing primarily in a representative sample of stocks found in the index.


The BOND FUND seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund will pursue its objective by investing primarily in high quality debt securities.


The STOCK AND BOND BALANCED FUND seeks long-term growth of capital, balanced with current income. This Fund will pursue its objective by investing primarily in the Trust's Large Cap Equity Index Fund and Bond Fund.


2.   SIGNIFICANT ACCOUNTING POLICIES


SECURITY VALUATION -- Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation, or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or its delegate.



SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the funds. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.



FUND SHARE VALUATION -- Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily as of the time of the close of trading on the New York Stock Exchange, (currently 4:00 p.m., New York City time) on each day when the New York Stock Exchange is open, other than those days specifically stated in the Trust's prospectus, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the total value of the Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.



FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS -- It is the Trust's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Trust intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.



Dividends and distributions payable to its shareowners will be recorded by the Funds on their respective ex-dividend dates.



FOREIGN CURRENCY TRANSLATIONS -- Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.


USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


FINANCIAL INSTRUMENTS -- The Large Cap, Small Cap, and International Equity Index Funds may invest in stock index futures contracts and options on such futures contracts.

These are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds may enter into such contracts to hedge a portion of their portfolio. Gains and losses would be reflected as "Net Realized Gain (Loss) on Futures" in the Statement of Operations. Additionally, the International Equity Index Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. A Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.



The Large Cap, Small Cap, and International Equity Index Funds did not enter into any futures or forward foreign currency contracts during the period ended March 31, 1998.


3.   TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

     --------------------------------------------------------------------
     Large Cap Equity Index Fund                       .26% of net assets
     --------------------------------------------------------------------
     Small Cap Equity Index Fund                       .40% of net assets
     --------------------------------------------------------------------
     International Equity Index Fund                   .55% of net assets
     --------------------------------------------------------------------
     Bond Fund                                         .50% of net assets
     --------------------------------------------------------------------
     Money Market Fund                                 .40% of net assets
     --------------------------------------------------------------------
     Stock and Bond Balanced Fund                      None
     --------------------------------------------------------------------

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Stock and Bond Balanced Fund and has agreed to bear any other expenses incurred by the Stock and Bond Balanced Fund. (This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time.) However, the Manager will receive investment advisory fees from managing the underlying Funds in which the Stock and Bond Balanced Fund invests.

With respect to each of the Funds other than the Stock and Bond Balanced Fund and the International Equity Index Fund, the Manager has agreed to bear the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Equity Index Fund, the Manager has agreed to bear the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

Under the terms of this agreement, the Funds incurred the following fees for the period ended March 31, 1998:

     --------------------------------------------------------------------
     Large Cap Equity Index Fund                                 $  7,470
     --------------------------------------------------------------------
     Small Cap Equity Index Fund                                   20,789
     --------------------------------------------------------------------
     International Equity Index Fund                               60,123
     --------------------------------------------------------------------
     Bond Fund                                                      9,278
     --------------------------------------------------------------------
     Money Market Fund                                              6,800
     --------------------------------------------------------------------
     Stock and Bond Balanced Fund                                     -0-
     --------------------------------------------------------------------


The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.


Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to its officers or trustees during the period ended March 31, 1998 except for the following trustees' fees paid to the Trust's independent trustees:


     --------------------------------------------------------------------
     Large Cap Equity Index Fund                                   $  900
     --------------------------------------------------------------------
     Small Cap Equity Index Fund                                      900
     --------------------------------------------------------------------
     International Equity Index Fund                                  900
     --------------------------------------------------------------------
     Bond Fund                                                        900
     --------------------------------------------------------------------
     Money Market Fund                                                900
     --------------------------------------------------------------------
     Stock and Bond Balanced Fund                                     900
     --------------------------------------------------------------------

4.   INVESTMENT TRANSACTIONS

Investment transactions (exclusive of short-term instruments) for the period ended March 31, 1998 are as follows:


     --------------------------------------------------------------------
                                      Purchases       Proceeds from sales
     --------------------------------------------------------------------
     Large Cap Equity Index Fund      $15,568,836        $  123,973
     --------------------------------------------------------------------
     Small Cap Equity Index Fund       30,963,539           752,518
     --------------------------------------------------------------------
     International Equity Index Fund   54,616,147           742,180
     --------------------------------------------------------------------
     Stock and Bond Balanced Fund          29,285             1,551
     --------------------------------------------------------------------
     Bond Fund                         11,087,218         1,940,070
     --------------------------------------------------------------------


5.   FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statements of changes in net assets for the period ended March 31, 1998 are in respect of the following number of shares:


LARGE CAP EQUITY INDEX FUND
-------------------------------------------------------------------------------------------

Shares sold                                                                          46,447
Shares issued in reinvestment of dividend and capital gain distribution                 -0-
                                                                                -----------
                                                                                -----------
                                                                                     46,447
Less shares redeemed                                                                     81
                                                                                -----------
                                                                                -----------

Net increase in shares outstanding                                                   46,366


SMALL CAP EQUITY INDEX FUND
-------------------------------------------------------------------------------------------

Shares sold                                                                          23,970
Shares issued in reinvestment of dividend and capital gain distribution                 -0-
                                                                                -----------
                                                                                -----------
                                                                                     23,970
Less shares redeemed                                                                    -0-
                                                                                -----------
                                                                                -----------

Net increase in shares outstanding                                                   23,970

-------------------------------------------------------------------------------------------


INTERNATIONAL EQUITY INDEX FUND
-------------------------------------------------------------------------------------------

Shares sold                                                                          23,366
Shares issued in reinvestment of dividend and capital gain distribution                 -0-
                                                                                -----------
                                                                                -----------
                                                                                     23,366
Less shares redeemed                                                                    -0-
                                                                                -----------
                                                                                -----------

Net increase in shares outstanding                                                   23,366

-------------------------------------------------------------------------------------------


BOND FUND
-------------------------------------------------------------------------------------------

Shares sold                                                                          16,373
Shares issued in reinvestment of dividend and capital gain distribution                 -0-
                                                                                -----------
                                                                                -----------
                                                                                     16,373
Less shares redeemed                                                                    148
                                                                                -----------
                                                                                -----------

Net increase in shares outstanding                                                   16,225

-------------------------------------------------------------------------------------------


MONEY MARKET FUND
-------------------------------------------------------------------------------------------

Shares sold                                                                          93,938
Shares issued in reinvestment of dividend and capital gain distribution                 -0-
                                                                                -----------
                                                                                -----------
                                                                                     93,938
Less shares redeemed                                                                    838
                                                                                -----------
                                                                                -----------
Net increase in shares outstanding                                                   93,100
-------------------------------------------------------------------------------------------


STOCK AND BOND BALANCED FUND
-------------------------------------------------------------------------------------------
Shares sold                                                                           2,766
Shares issued in reinvestment of dividend and capital gain distribution                 -0-
                                                                                -----------
                                                                                -----------
                                                                                      2,766
Less shares redeemed                                                                    149
                                                                                -----------
                                                                                -----------

Net increase in shares outstanding                                                    2,617
-------------------------------------------------------------------------------------------

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
     --------------------
             All required financial statements are included in Part B.

(b)  Exhibits
     --------

     (1)     Declaration of Trust*

     (2)     Bylaws*

     (3)     N/A

     (4)     N/A

     (5)(a) Investment Advisory and Management Services Contract between Registrant and State Farm Investment Management Corp. **

     (5)(b) Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp., and Barclays Global Fund Advisors **

     (5)(c) Service Agreement among Registrant, State Farm Investment Management Corp., and State Farm Mutual Automobile Insurance Company **

     (6) Underwriting Agreement between Registrant and State Farm Investment Management Corp. **

     (7)     N/A

     (8)(a)  Custodial Agreement between Registrant and The Chase Manhattan Bank

     (8)(b) Form of Custodial Agreement between Registrant and Barclays Global Investors **

     (8)(c) Form of Custodial Agreement between Registrant and Investors Bank and Trust Company **

     (9) Form of Participation Agreement between Registrant and State Farm Life Insurance Company Separate Accounts **

     (10)    Opinion and Consent of Sutherland, Asbill & Brennan LLP **

     (11)    Consent of Ernst & Young, LLP ***

     (12)    N/A

     (13)    N/A

     (14)    N/A

     (15)    N/A

     (16)    N/A

     (17)    Financial Data Schedule ***


     (18)    N/A

__________

 * Incorporated by reference to the initial Registration Statement on Form N-1A filed on behalf of the Registrant on February 27, 1997 (File Nos. 333-22467, 811-08073).



** Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on behalf of the Registrant on November 25, 1997 (File Nos. 333-22467, 811-08073).



*** To be filed by amendment.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Registrant was organized as a business trust pursuant to the laws of the State of Delaware on February 21, 1997. State Farm Life Insurance Company, an insurance company domiciled in the State of Illinois, provided the initial capital for the Registrant.

     State Farm Life Insurance Company is a wholly-owned subsidiary of State Farm Mutual Automobile Insurance Company. The following chart illustrates the structure of State Farm Mutual Automobile Insurance Company and its subsidiaries.

                                                ----------------------------------
                                                   STATE FARM MUTUAL AUTOMOBILE
                                                         INSURANCE COMPANY
                                                    A Mutual Insurance Company
                                                Domiciled in the State of Illinois
                                                ----------------------------------
        ----------------------------------------------------------------------------------------------------------
                          100% OWNERSHIP                100% OWNERSHIP            100% OWNERSHIP            100% OWNERSHIP
--------------------      -----------------------       --------------------      -------------------       -------------------
Various Other             STATE FARM                    STATE FARM                STATE FARM                STATE FARM
Direct and Indirect       LIFE INSURANCE COMPANY        LIFE AND ACCIDENT         INVESTMENT                VP MANAGEMENT CORP.
Subsidiaries              An Insurance Company          ASSURANCE COMPANY         MANAGEMENT CORP.          A Corporation
--------------------      Domiciled in the              An Insurance Company      A Corporation             Domiciled in the
                          State of Illinois             Domiciled in the          Domiciled in the          State of Delaware
                --------------------------------------- State of Illinois         State of Delaware
                                                        --------------------      -------------------       -------------------
                100%                  100%
                OWNERSHIP             Ownership
                --------------------  -----------------
                STATE FARM ANNUITY     STATE FARM
                AND LIFE INSURANCE     VARIABLE PRODUCT
                COMPANY                TRUST
                An Insurance Company   A Delaware
                Domiciled in the       Business Trust
                State of Illinois      ----------------
                --------------------

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     Title of Class                             Number of Record Holders
     --------------                             ------------------------
     Shares of Beneficial Interest                          2


ITEM 27. INDEMNIFICATION

     As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated February 21, 1997 (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

     To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information in the statement of additional information under the caption "Management of the Trust" is incorporated herein by reference. Other than its status as investment adviser and principal underwriter to four other State Farm mutual funds (see item 29 below), neither State Farm Investment Management Corp., nor any of its directors or officers, has at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature either for their own account or in the capacity of director, officer, employee, partner or trustee.

Directors and Officers of State Farm Investment Management Corp.:

Edward B. Rust, Jr., Director and President*

Roger S. Joslin, Director, Vice President and Treasurer*

John J. Killian, Director. Vice President and Controller - State Farm Mutual Automobile Insurance Company, State Farm Fire and Casualty Company, and State Farm General Insurance Company; Underwriter - State Farm Lloyds; Controller - State Farm Lloyds, Inc.; Vice President and Assistant Treasurer - State Farm County Mutual Insurance Company of Texas; Assistant Treasurer - State Farm Indemnity Company; Secretary and Assistant Treasurer - State Farm International Services, Inc.; Director - Insurance placement Services, Inc. (since 1996).

Kurt G. Moser, Director and Senior Vice President*

Vincent J. Trosino, Director. Director, Vice Chairman of the Board, Executive Vice President and Chief Operating Officer - State Farm Mutual Automobile Insurance Company; Director and Vice President - State Farm Fire and Casualty Company and State Farm General Insurance Company; Director - State Farm Lloyds, Inc., State Farm International Services, Inc., State Farm Life Insurance Company, State Farm Annuity and Life Insurance Company, and State Farm Life and Accident Assurance Company; Assistant Secretary - State Farm Companies Foundation.

Paul N. Eckley, Senior Vice President*

David R. Grimes, Assistant Vice President and Secretary*

Michael L. Tipsord, Assistant Secretary*

Jerel S. Chevalier, Assistant Secretary-Treasurer*

Patricia L. Dysart, Assistant Secretary*

     * See the information contained in the statement of additional information under the caption "Management of the Trust," incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS

State Farm Investment Management Corp. serves as the principal underwriter to the Registrant. Other than the Registrant, State Farm Investment Management Corp. serves as investment adviser and principal underwriter to the following investment companies: State Farm Growth Fund, Inc.; State Farm Balanced Fund, Inc.; State Farm Interim Fund, Inc.; and State Farm Municipal Bond Fund, Inc. The following table contains information concerning each director and officer of State Farm Investment Management Corp. (unless otherwise indicated, the principal business address for each person shown is One State Farm Plaza, Bloomington, IL 61710-0001):

Name and Principal        Positions and Offices        Positions and Offices
Business Address          with Underwriter             with Registrant
----------------          ----------------             ---------------
Edward B. Rust, Jr.       Director and President       Trustee and President

Roger S. Joslin           Director, Vice President     Trustee, Vice President
                          and Treasurer                and Treasurer

John J. Killian           Director                     None

Kurt G. Moser             Director and Senior          Vice President
                          Vice President

Vincent J. Trosino        Director                     None

Paul N. Eckley            Senior Vice President        Vice President

David R. Grimes           Assistant Vice President     Assistant Vice President
                          and Secretary                and Secretary

Michael L. Tipsord        Assistant Secretary          Assistant Secretary

Jerel S. Chevalier        Assistant Secretary-         Assistant Secretary-
                          Treasurer                    Treasurer

Patricia L. Dysart        Assistant Secretary          Assistant Secretary

    Name of     Net Underwriting    Compensation on
   Principal     Discounts and       Redemption and    Brokerage        Other
  Underwriter     Commissions          Repurchase     Commissions   Compensation
  -----------     -----------          ----------     -----------   ------------
State Farm           N/A                  N/A             N/A          N/A
Investment
Management
Corp.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     (a) Registrant

     (b) State Farm Investment Management Corp.
         One State Farm Plaza
         Bloomington, Illinois 61710-0001

     (c) Barclays Global Investors
         45 Fremont Street
         San Francisco, California 94105

     (d) Investors Bank and Trust Company
         200 Clarendon Street
         Boston, Massachusetts 02116

ITEM 31.  MANAGEMENT SERVICES

     All management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.


ITEM 32.  UNDERTAKINGS

     (a)  Inapplicable

     (b)  Inapplicable


     (c) The Registrant hereby undertakes to furnish, upon request and without charge, to each person to whom a prospectus for any Fund (other than the Money Market Fund) is delivered a copy of the Registrant's latest annual report to shareholders.

     (d) The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, State Farm Variable Product Trust, certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington and state of Illinois, on the 9th day of April, 1998.



                              STATE FARM VARIABLE PRODUCT TRUST


     By: /s/ Edward B. Rust, Jr.
         -----------------------

         Edward B. Rust, Jr.

         President



     Pursuant to the Securities Act of 1933, this post-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.



         Signature                      Title                       Date
         ---------                      -----                       ----
/s/ Edward B. Rust, Jr.      Trustee, President and Chief      April 9, 1998
-------------------------    Executive Officer
Edward B. Rust, Jr.          (principal executive officer)


/s/ Roger S. Joslin          Trustee, Vice President, and      April 10, 1998
-------------------------    and Treasurer (principal
Roger S. Joslin              financial and accounting
                             officer)

/s/ Davis U. Merwin          Trustee                           March 13, 1998
-------------------------
Davis U. Merwin

/s/ James A. Shirk           Trustee                           March 13, 1998
-------------------------
James A. Shirk

/s/ Albert H. Hoopes         Trustee                           March 13, 1998
-------------------------
Albert H. Hoopes

                             Trustee                           ________, 1998
-------------------------
Thomas M. Mengler

                                 EXHIBIT INDEX
                                 -------------


Exhibit Number      Description
--------------      -----------
(8)(a)              Custodial Agreement between Registrant and The Chase
                    Manhattan Bank